UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

April 30, 2023

BALANCED FUND

Bal 0423

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND

The use of fixed-income securities entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Balanced FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned 4.94% for the six months ended April 30, 2023, underperforming the Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000® Value Index) return of 5.53% for the same period.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADBX	5.10%	2.32%	10.82%	6.10%	6.88%
Y Class (1,6)	ACBYX	5.08%	2.22%	10.72%	6.05%	6.82%
Investor Class (1,6)	AABPX	4.94%	2.04%	10.48%	5.81%	6.55%
Advisor Class (1,6)	ABLSX	4.86%	1.80%	10.27%	5.61%	6.36%
A Class without sales charge (1,2,6)	ABFAX	4.95%	1.98%	10.44%	5.79%	6.50%
A Class with sales charge (1,2,6)	ABFAX	(1.06)%	(3.88)%	8.28%	4.55%	5.88%
C Class without sales charge (1,3,6)	ABCCX	4.54%	1.28%	9.65%	5.02%	5.87%
C Class with sales charge (1,3,6)	ABCCX	3.54%	0.28%	9.65%	5.02%	5.87%

Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000® Value Index) (4)		5.53%	0.86%	7.31%	5.50%	6.23%
Russell 1000® Value Index (5)		4.54%	1.21%	14.38%	7.75%	9.13%
Bloomberg US Aggregate Bond Index (5)		6.91%	(0.43)%	(3.15)%	1.18%	1.32%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for the five-year and ten-year periods. A Class has a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for the five-year and ten-year periods. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

4.

To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Bloomberg US Aggregate Bond Index and Russell 1000 Value Index have been combined in a 40% / 60% proportion, respectively.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index is a registered trademark of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Balanced Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, and C Class shares were 0.72%, 0.80%, 1.03%, 1.19%, 1.04%, and 1.78%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Balanced FundSM

Performance Overview

April 30, 2023 (Unaudited)

As of April 30, 2023, the Fund’s asset allocation was 61% in equities (including equitized cash) and 39% in fixed-income securities.

The equity portion of the Fund returned 4.8% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 4.5%. The equity portion of the Fund outperformed the Index due to sector allocation as security selection detracted value.

The Fund’s underweight allocation to the Health Care sector (down 0.1%) and overweight allocation to the Materials sector (up 11.6%) contributed to performance. Conversely, an overweight allocation to the Energy sector (down 3.1%) detracted from relative performance.

Security selections in the Energy and Communications Services sectors detracted from relative performance during the six-month period. In the Energy sector, APA Corp. (down 17.2%) and Halliburton Co. (down 10.1%) hurt performance. Within the Communications Services sector, T-Mobile USA, Inc. (down 5.6%) and Electronic Arts, Inc. (up 1.5%) negatively impacted relative performance. Meanwhile, selections in the Industrials sector modestly offset the Fund’s negative performance, including FedEx Corp. (up 44.1%).

The fixed-income portion of the Fund returned 7.2% for the six-month period, outperforming the Bloomberg US Aggregate Bond Index return of 6.9%. The Fund’s overweight allocation to the Manufacturing sector and underweight allocation to the U.S. Treasury sector contributed value for the period, though this was slightly offset by an overweight allocation to the ABS sector. From a duration perspective, the portfolio was helped by selections in the Seven- to Ten-Year range but was hampered by selections in the Five- to Seven-Year range. In terms of quality, an overweight allocation to A-rated securities buoyed performance during the period.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings* (% Net Assets)
Wells Fargo & Co.		1.8
Elevance Health, Inc.		1.7
American International Group, Inc.		1.5
Fidelity National Information Services, Inc.		1.4
Comcast Corp., Class A		1.3
Las Vegas Sands Corp.		1.3
U.S. Bancorp		1.2
Oracle Corp.		1.2
Microsoft Corp.		1.1
Alphabet, Inc., Class A		1.1
* Excludes cash and cash equivalents.

Total Fund Holdings	476

Sector Allocation (% Equities)
Financials	21.7
Health Care	14.5
Energy	12.2
Information Technology	11.3
Industrials	11.2
Consumer Discretionary	8.6
Communication Services	7.9
Materials	4.8
Consumer Staples	3.7
Utilities	2.2
Real Estate	1.9

3

American Beacon Balanced FundSM

Performance Overview

April 30, 2023 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	25.6
U.S. Agency Mortgage-Backed Obligations	21.9
Financial	15.1
Consumer, Non-Cyclical	5.6
Technology	5.1
Asset-Backed Obligations	4.4
Communications	4.3
Industrial	4.2
Consumer, Cyclical	4.2
Utilities	3.8
Energy	3.4
U.S. Government Agency Obligations	1.6
Commercial Mortgage-Backed Obligations	0.4
Basic Materials	0.4

4

American Beacon Balanced FundSM

Expense Examples

April 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Balanced FundSM

Expense Examples

April 30, 2023 (Unaudited)

American Beacon Balanced Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
R5 Class
Actual	$1,000.00	$1,051.00	$3.76
Hypothetical**	$1,000.00	$1,021.13	$3.71
Y Class
Actual	$1,000.00	$1,050.80	$4.12
Hypothetical**	$1,000.00	$1,020.78	$4.06
Investor Class
Actual	$1,000.00	$1,049.40	$5.13
Hypothetical**	$1,000.00	$1,019.79	$5.06
Advisor Class
Actual	$1,000.00	$1,048.60	$6.15
Hypothetical**	$1,000.00	$1,018.79	$6.06
A Class
Actual	$1,000.00	$1,049.50	$5.34
Hypothetical**	$1,000.00	$1,019.59	$5.26
C Class
Actual	$1,000.00	$1,045.40	$9.13
Hypothetical**	$1,000.00	$1,015.87	$9.00

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.81%, 1.01%, 1.21%, 1.05%, and 1.80% for the R5, Y, Investor, Advisor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

6

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 58.91%

Communication Services - 4.67%

Entertainment - 0.96%
Electronic Arts, Inc.	6,594	$839,284
Warner Bros Discovery, Inc.A	39,099	532,138

		1,371,422

Interactive Media & Services - 1.10%
Alphabet, Inc., Class AA	14,575	1,564,481

Media - 2.04%
Comcast Corp., Class A	46,303	1,915,555
News Corp., Class A	23,900	420,879
Omnicom Group, Inc.	2,586	234,214
Paramount Global, Class B	13,800	321,954

		2,892,602

Wireless Telecommunication Services - 0.57%
T-Mobile U.S., Inc.A	2,781	400,186
Vodafone Group PLC, ADR	34,732	415,047

		815,233

Total Communication Services		6,643,738

Consumer Discretionary - 5.05%

Automobile Components - 1.69%
Adient PLCA	4,532	167,412
Aptiv PLCA	13,240	1,361,866
Goodyear Tire & Rubber Co.A	10,359	110,530
Magna International, Inc.	14,704	766,961

		2,406,769

Automobiles - 0.71%
General Motors Co.	30,342	1,002,500

Hotels, Restaurants & Leisure - 2.34%
Aramark	31,478	1,092,287
Booking Holdings, Inc.A	122	327,730
Las Vegas Sands Corp.A	29,898	1,908,987

		3,329,004

Specialty Retail - 0.31%
Lithia Motors, Inc.	1,988	439,129

Total Consumer Discretionary		7,177,402

Consumer Staples - 2.17%

Consumer Staples Distribution & Retail - 0.76%
Dollar General Corp.	4,858	1,075,853

Personal Products - 0.57%
Unilever PLC, ADR	14,600	810,738

Tobacco - 0.84%
Philip Morris International, Inc.	11,911	1,190,742

Total Consumer Staples		3,077,333

Energy - 7.21%

Energy Equipment & Services - 1.71%
Baker Hughes Co.	6,900	201,756

See accompanying notes

7

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 58.91% (continued)

Energy - 7.21% (continued)

Energy Equipment & Services - 1.71% (continued)
Halliburton Co.	43,309	$1,418,370
NOV, Inc.	36,800	616,400
Schlumberger NV	3,800	187,530

		2,424,056

Oil, Gas & Consumable Fuels - 5.50%
APA Corp.	31,314	1,153,921
Cenovus Energy, Inc.	19,900	334,320
Enbridge, Inc.	10,741	427,062
Hess Corp.	9,776	1,418,107
Marathon Oil Corp.	27,431	662,733
Murphy Oil Corp.	9,400	345,074
Ovintiv, Inc.	12,100	436,568
Phillips 66	9,785	968,715
Pioneer Natural Resources Co.	5,968	1,298,338
Shell PLC, ADR	12,535	776,919

		7,821,757

Total Energy		10,245,813

Financials - 12.81%

Banks - 5.50%
Citigroup, Inc.	31,657	1,490,095
Citizens Financial Group, Inc.	21,768	673,502
First Citizens BancShares, Inc., Class A	435	438,123
M&T Bank Corp.	7,421	933,562
U.S. Bancorp	49,088	1,682,737
Wells Fargo & Co.	65,514	2,604,181

		7,822,200

Capital Markets - 2.08%
Bank of New York Mellon Corp.	18,315	780,036
Goldman Sachs Group, Inc.	2,717	933,126
Northern Trust Corp.	7,016	548,371
State Street Corp.	9,606	694,130

		2,955,663

Consumer Finance - 0.59%
American Express Co.	4,013	647,457
Capital One Financial Corp.	1,900	184,870

		832,327

Financial Services - 1.63%
Corebridge Financial, Inc.	9,100	153,426
Equitable Holdings, Inc.	6,700	174,133
Fidelity National Information Services, Inc.	33,908	1,991,078

		2,318,637

Insurance - 3.01%
Allstate Corp.	6,651	769,920
American International Group, Inc.	39,400	2,089,776
Hartford Financial Services Group, Inc.	9,300	660,207
Willis Towers Watson PLC	3,307	765,901

		4,285,804

Total Financials		18,214,631

See accompanying notes

8

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 58.91% (continued)

Health Care - 8.53%

Health Care Equipment & Supplies - 1.57%
GE HealthCare Technologies, Inc.A	4,887	$397,509
Medtronic PLC	16,901	1,537,146
Zimmer Biomet Holdings, Inc.	2,132	295,154

		2,229,809

Health Care Providers & Services - 4.67%
Centene Corp.A	8,100	558,333
Cigna Group	1,240	314,080
CVS Health Corp.	16,703	1,224,497
Elevance Health, Inc.	5,220	2,446,353
HCA Healthcare, Inc.	1,800	517,194
Humana, Inc.	560	297,074
UnitedHealth Group, Inc.	2,613	1,285,831

		6,643,362

Life Sciences Tools & Services - 0.38%
Avantor, Inc.A	27,701	539,615

Pharmaceuticals - 1.91%
GSK PLC, ADR	5,854	210,919
Merck & Co., Inc.	10,959	1,265,436
Perrigo Co. PLC	26,436	983,155
Sanofi, ADR	4,803	257,681

		2,717,191

Total Health Care		12,129,977

Industrials - 6.63%

Aerospace & Defense - 0.68%
Boeing Co.A	2,600	537,628
Raytheon Technologies Corp.	4,300	429,570

		967,198

Air Freight & Logistics - 0.74%
FedEx Corp.	4,600	1,047,788

Construction & Engineering - 0.88%
AECOM	13,701	1,137,868
Fluor Corp.A	4,100	119,146

		1,257,014

Electrical Equipment - 0.80%
Vertiv Holdings Co.	76,030	1,134,368

Ground Transportation - 0.54%
JB Hunt Transport Services, Inc.	4,389	769,348

Industrial Conglomerates - 0.67%
General Electric Co.	9,562	946,351

Machinery - 1.97%
CNH Industrial NV	30,080	424,128
Cummins, Inc.	2,332	548,113
Deere & Co.	1,532	579,127
PACCAR, Inc.	6,058	452,472
Stanley Black & Decker, Inc.	6,649	574,075
Timken Co.	2,800	215,180

		2,793,095

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 58.91% (continued)

Industrials - 6.63% (continued)

Passenger Airlines - 0.35%
Southwest Airlines Co.	16,632	$503,783

Total Industrials		9,418,945

Information Technology - 6.65%

Communications Equipment - 1.29%
F5, Inc.A	8,000	1,074,880
Telefonaktiebolaget LM Ericsson, ADRB	139,120	763,769

		1,838,649

Electronic Equipment, Instruments & Components - 0.58%
Corning, Inc.	12,295	408,440
TE Connectivity Ltd.	3,358	410,918

		819,358

IT Services - 0.14%
Cognizant Technology Solutions Corp., Class A	3,200	191,072

Semiconductors & Semiconductor Equipment - 1.56%
Broadcom, Inc.	1,882	1,179,073
Micron Technology, Inc.	7,000	450,520
QUALCOMM, Inc.	5,072	592,410

		2,222,003

Software - 3.08%
Microsoft Corp.	5,140	1,579,316
Oracle Corp.	17,748	1,681,091
Workday, Inc., Class AA	6,030	1,122,424

		4,382,831

Total Information Technology		9,453,913

Materials - 2.81%

Chemicals - 2.72%
Air Products & Chemicals, Inc.	5,175	1,523,313
Axalta Coating Systems Ltd.A	35,209	1,111,548
DuPont de Nemours, Inc.	10,231	713,305
Olin Corp.	9,400	520,760

		3,868,926

Containers & Packaging - 0.09%
International Paper Co.	3,825	126,646

Total Materials		3,995,572

Real Estate - 1.09%

Specialized REITs - 1.09%
VICI Properties, Inc.	45,829	1,555,436

Utilities - 1.29%

Electric Utilities - 1.29%
Pinnacle West Capital Corp.	12,052	945,600
PPL Corp.	30,647	880,182

		1,825,782

Total Utilities		1,825,782

Total Common Stocks (Cost $70,625,771)		83,738,542

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.74%

Basic Materials - 0.07%

Chemicals - 0.04%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	$51,617

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	41,898

Total Basic Materials		93,515

Communications - 0.96%

Internet - 0.34%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	223,576
4.650%, Due 12/1/2029	250,000	255,321

		478,897

Media - 0.27%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.500%, Due 3/1/2042	60,000	40,357
3.700%, Due 4/1/2051	140,000	88,920
Comcast Corp., 6.550%, Due 7/1/2039	217,000	248,512

		377,789

Telecommunications - 0.35%
AT&T, Inc., 2.250%, Due 2/1/2032	50,000	40,816
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	265,000	242,903
Verizon Communications, Inc.,
4.329%, Due 9/21/2028	180,000	177,721
2.355%, Due 3/15/2032	50,000	40,976

		502,416

Total Communications		1,359,102

Consumer, Cyclical - 1.37%

Airlines - 0.04%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	71,169	61,478

Auto Manufacturers - 0.37%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	49,326
Toyota Motor Credit Corp., 1.800%, Due 2/13/2025	500,000	477,320

		526,646

Entertainment - 0.23%
Warnermedia Holdings, Inc.,
5.050%, Due 3/15/2042C	65,000	53,251
5.141%, Due 3/15/2052C	340,000	271,455

		324,706

Home Furnishings - 0.02%
Whirlpool Corp., 4.600%, Due 5/15/2050	35,000	29,233

Lodging - 0.02%
Marriott International, Inc., 5.000%, Due 10/15/2027	30,000	30,234

Retail - 0.69%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	466,144
Tractor Supply Co., 1.750%, Due 11/1/2030	210,000	168,246
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	136,041
7.550%, Due 2/15/2030	169,000	204,267

		974,698

Total Consumer, Cyclical		1,946,995

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.74% (continued)

Consumer, Non-Cyclical - 1.60%

Agriculture - 0.26%
Cargill, Inc., 1.375%, Due 7/23/2023C	$50,000	$49,618
Philip Morris International, Inc., 5.375%, Due 2/15/2033	315,000	321,028

		370,646

Beverages - 0.22%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	306,801

Biotechnology - 0.10%
Amgen, Inc.,
4.400%, Due 5/1/2045	55,000	48,497
5.650%, Due 3/2/2053	95,000	98,343

		146,840

Commercial Services - 0.11%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	28,649
Quanta Services, Inc.,
2.900%, Due 10/1/2030	85,000	73,664
3.050%, Due 10/1/2041	70,000	49,172

		151,485

Health Care - Services - 0.36%
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	65,000	44,019
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	28,843
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	50,000	35,897
UnitedHealth Group, Inc.,
0.550%, Due 5/15/2024	350,000	334,905
5.875%, Due 2/15/2053	60,000	67,706

		511,370

Pharmaceuticals - 0.55%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	588,000	561,199
CVS Health Corp., 4.300%, Due 3/25/2028	39,000	38,449
Viatris, Inc., 3.850%, Due 6/22/2040	270,000	186,413

		786,061

Total Consumer, Non-Cyclical		2,273,203

Energy - 0.78%

Oil & Gas - 0.32%
Chevron USA, Inc., 2.343%, Due 8/12/2050	50,000	32,855
ConocoPhillips Co., 2.125%, Due 3/8/2024	135,000	131,773
Diamondback Energy, Inc., 4.400%, Due 3/24/2051	250,000	203,686
Phillips 66 Co., 3.750%, Due 3/1/2028C	65,000	62,046
Pioneer Natural Resources Co., 2.150%, Due 1/15/2031	25,000	20,909

		451,269

Pipelines - 0.46%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	53,000	43,438
Energy Transfer LP,
5.750%, Due 2/15/2033	45,000	45,875
7.500%, Due 7/1/2038	60,000	67,699
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	30,000	27,648
Kinder Morgan, Inc., 5.450%, Due 8/1/2052	35,000	32,335
ONEOK, Inc.,
4.550%, Due 7/15/2028	50,000	48,991
6.100%, Due 11/15/2032	45,000	46,971

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.74% (continued)

Energy - 0.78% (continued)

Pipelines - 0.46% (continued)
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	$180,000	$174,020
4.500%, Due 5/15/2030	50,000	48,383
Williams Cos., Inc.,
2.600%, Due 3/15/2031	100,000	84,826
5.400%, Due 3/4/2044	45,000	42,462

		662,648

Total Energy		1,113,917

Financial - 5.02%

Banks - 3.56%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	191,348
1.734%, Due 7/22/2027, (Secured Overnight Financing Rate + 0.960%)D	350,000	313,374
2.496%, Due 2/13/2031, (3 mo. USD LIBOR + 0.990%)D	125,000	105,632
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)D	50,000	42,341
1.898%, Due 7/23/2031, (Secured Overnight Financing Rate + 1.530%)D	45,000	36,084
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)D	180,000	144,975
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)D	100,000	81,761
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	60,000	45,770
6.110%, Due 1/29/2037	176,000	188,272
2.676%, Due 6/19/2041, (Secured Overnight Financing Rate + 1.930%)D	80,000	56,711
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)D	40,000	37,528
3.400%, Due 5/1/2026	350,000	336,963
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.194%)D	225,000	214,936
5.875%, Due 1/30/2042	145,000	154,629
Fifth Third Bank NA, 2.250%, Due 2/1/2027	500,000	447,277
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)D	110,000	98,631
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)D	100,000	88,508
4.411%, Due 4/23/2039, (3 mo. USD Term SOFR + 1.430%)D	55,000	49,476
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	427,534
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)D	155,000	145,449
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)D	110,000	105,429
3.509%, Due 1/23/2029, (3 mo. USD LIBOR + 0.945%)D	30,000	28,163
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)D	80,000	68,298
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)D	90,000	78,769
5.500%, Due 10/15/2040	313,000	324,051
Morgan Stanley,
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)D	100,000	94,616
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)D	65,000	52,382
5.948%, Due 1/19/2038, (5 yr. CMT + 2.430%)D	105,000	105,383
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)D	90,000	83,681
Northern Trust Corp., 6.125%, Due 11/2/2032	60,000	64,036
PNC Financial Services Group, Inc.,
2.550%, Due 1/22/2030	500,000	427,852
3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)D E	45,000	34,430
State Street Corp.,
2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)D	100,000	95,859
2.200%, Due 3/3/2031	55,000	45,231
Truist Financial Corp., 1.267%, Due 3/2/2027, (Secured Overnight Financing Rate + 0.609%)D	55,000	48,685
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (Secured Overnight Financing Rate + 1.262%)D	160,000	136,647
4.650%, Due 11/4/2044	65,000	56,949

		5,057,660

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.74% (continued)

Financial - 5.02% (continued)

Diversified Financial Services - 0.12%
American Express Co., 2.250%, Due 3/4/2025	$80,000	$76,128
Charles Schwab Corp., 0.750%, Due 3/18/2024	45,000	43,047
Intercontinental Exchange, Inc., 4.950%, Due 6/15/2052	60,000	59,688

		178,863

Insurance - 0.80%
Berkshire Hathaway Finance Corp.,
2.300%, Due 3/15/2027	300,000	285,637
4.200%, Due 8/15/2048	60,000	55,438
CNA Financial Corp., 4.500%, Due 3/1/2026	65,000	64,336
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	33,853
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	190,529
4.721%, Due 12/15/2044	193,000	177,399
Progressive Corp., 2.500%, Due 3/15/2027	55,000	51,245
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	282,732

		1,141,169

REITS - 0.54%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	50,000	37,726
American Tower Corp., 2.300%, Due 9/15/2031	80,000	64,795
Camden Property Trust, 3.150%, Due 7/1/2029	70,000	63,000
Crown Castle, Inc.,
3.800%, Due 2/15/2028	50,000	47,796
2.900%, Due 4/1/2041	55,000	39,269
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	51,140
Extra Space Storage LP, 5.700%, Due 4/1/2028	115,000	117,453
Prologis LP, 1.250%, Due 10/15/2030	50,000	39,516
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	305,415

		766,110

Total Financial		7,143,802

Industrial - 1.43%

Aerospace/Defense - 0.29%
Boeing Co., 5.805%, Due 5/1/2050	90,000	89,726
Northrop Grumman Corp., 3.850%, Due 4/15/2045	90,000	75,015
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	217,000	242,087

		406,828

Building Materials - 0.11%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	40,000	39,589
Vulcan Materials Co., 5.800%, Due 3/1/2026	115,000	115,566

		155,155

Environmental Control - 0.04%
Waste Connections, Inc., 4.200%, Due 1/15/2033	60,000	57,528

Machinery - Construction & Mining - 0.25%
Caterpillar Financial Services Corp., 4.900%, Due 1/17/2025	350,000	352,074

Machinery - Diversified - 0.31%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	445,933

Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	65,000	51,365

See accompanying notes

14

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.74% (continued)

Industrial - 1.43% (continued)

Packaging & Containers - 0.07%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	$35,000	$29,137
Berry Global, Inc., 1.650%, Due 1/15/2027	80,000	70,120

		99,257

Transportation - 0.33%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	217,828
CSX Corp., 5.500%, Due 4/15/2041	157,000	161,538
FedEx Corp., 3.250%, Due 5/15/2041	55,000	41,938
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	46,046

		467,350

Total Industrial		2,035,490

Technology - 2.01%

Computers - 1.13%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	175,562
2.200%, Due 9/11/2029	300,000	269,229
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	165,000	166,403
3.450%, Due 12/15/2051C	70,000	45,997
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	517,982
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	432,192

		1,607,365

Semiconductors - 0.68%
Entegris Escrow Corp., 4.750%, Due 4/15/2029C	70,000	65,266
Intel Corp., 1.600%, Due 8/12/2028	500,000	436,922
Lam Research Corp., 1.900%, Due 6/15/2030	30,000	25,391
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	443,726

		971,305

Software - 0.20%
Oracle Corp., 4.300%, Due 7/8/2034	82,000	75,527
VMware, Inc., 2.200%, Due 8/15/2031	255,000	201,774

		277,301

Total Technology		2,855,971

Utilities - 1.50%

Electric - 1.38%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	115,000	111,370
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	21,651
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	262,857
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, Series 09 C	169,000	171,305
Consumers Energy Co., 2.500%, Due 5/1/2060	55,000	32,480
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	45,000	40,992
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	105,000	96,970
Duke Energy Corp., 2.650%, Due 9/1/2026	90,000	84,342
Duke Energy Progress LLC,
5.250%, Due 3/15/2033	65,000	67,916
4.150%, Due 12/1/2044	75,000	65,157
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	265,000	219,936
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	40,902
Entergy Corp., 2.800%, Due 6/15/2030	30,000	26,378
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	44,435

See accompanying notes

15

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.74% (continued)

Utilities - 1.50% (continued)

Electric - 1.38% (continued)
Exelon Corp., 4.050%, Due 4/15/2030	$60,000	$57,519
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	43,482
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	39,946
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	65,000	64,380
5.450%, Due 10/30/2025	70,000	71,224
Northern States Power Co., 2.600%, Due 6/1/2051	50,000	33,597
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	52,480
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	70,000	69,791
Sempra Energy, 3.300%, Due 4/1/2025	110,000	106,734
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025C	130,000	127,123

		1,952,967

Gas - 0.12%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	75,605
Sempra Global, 3.250%, Due 1/15/2032C	65,000	53,895
Southern California Gas Co., 2.550%, Due 2/1/2030, Series XX	50,000	43,801

		173,301

Total Utilities		2,126,268

Total Corporate Obligations (Cost $22,359,915)		20,948,263

FOREIGN CORPORATE OBLIGATIONS - 3.28%

Basic Materials - 0.08%

Mining - 0.08%
Glencore Funding LLC, 2.625%, Due 9/23/2031C	45,000	37,246
Teck Resources Ltd., 6.000%, Due 8/15/2040	75,000	76,268

		113,514

Total Basic Materials		113,514

Communications - 0.72%

Internet - 0.22%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	305,352

Media - 0.23%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	144,032
3.850%, Due 9/29/2024	193,000	188,708

		332,740

Telecommunications - 0.27%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	187,977
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	141,832
TELUS Corp., 3.400%, Due 5/13/2032	60,000	53,053

		382,862

Total Communications		1,020,954

Consumer, Cyclical - 0.25%

Auto Manufacturers - 0.25%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	350,000	360,201

See accompanying notes

16

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.28% (continued)

Consumer, Non-Cyclical - 0.58%

Agriculture - 0.09%
BAT Capital Corp., 2.259%, Due 3/25/2028	$80,000	$69,322
Reynolds American, Inc., 5.700%, Due 8/15/2035	60,000	57,377

		126,699

Beverages - 0.49%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	70,000	68,925
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	35,000	33,716
5.450%, Due 1/23/2039	500,000	530,865
Coca-Cola Femsa SAB de CV, 2.750%, Due 1/22/2030	70,000	62,794

		696,300

Total Consumer, Non-Cyclical		822,999

Energy - 0.54%

Oil & Gas - 0.33%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	441,012
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	50,000	37,351

		478,363

Pipelines - 0.21%
Enbridge, Inc., 2.500%, Due 2/14/2025	70,000	66,941
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	143,800
6.100%, Due 6/1/2040	82,000	85,732

		296,473

Total Energy		774,836

Financial - 0.89%

Banks - 0.75%
Barclays PLC, 2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)D	220,000	175,932
Lloyds Banking Group PLC, 5.871%, Due 3/6/2029, (1 yr. CMT + 1.700%)D	200,000	203,838
Mitsubishi UFJ Financial Group, Inc.,
2.193%, Due 2/25/2025	75,000	70,866
2.852%, Due 1/19/2033, (1 yr. CMT + 1.100%)D	200,000	165,812
Royal Bank of Canada, 1.200%, Due 4/27/2026	500,000	454,556

		1,071,004

Financial Services - 0.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	230,000	200,320

Total Financial		1,271,324

Industrial - 0.22%

Aerospace/Defense - 0.22%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	307,172

Total Foreign Corporate Obligations (Cost $4,822,304)		4,671,000

ASSET-BACKED OBLIGATIONS - 1.71%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	110,000	107,448
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	29,203	28,788
0.340%, Due 12/18/2026, 2021 2 A3	51,907	50,655
4.380%, Due 4/18/2028, 2022 2 A3	90,000	88,871
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	130,000	130,287

See accompanying notes

17

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 1.71% (continued)
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	$55,000	$53,586
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	115,000	108,913
CarMax Auto Owner Trust, 4.750%, Due 10/15/2027, 2023 1 A3	85,000	85,132
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	15,919	15,691
0.400%, Due 12/15/2025, 2021 A A3	73,222	70,641
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	150,000	147,493
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AC	110,000	98,744
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	105,000	102,357
4.010%, Due 9/22/2025, 2022 3 A3	90,000	88,790
GM Financial Consumer Automobile Receivables Trust, 1.490%, Due 12/16/2024, 2020 2 A3	6,821	6,770
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AC	90,000	80,338
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	120,000	115,143
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	95,000	91,505
3.740%, Due 2/16/2027, 2022 B A3	100,000	97,980
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	125,573	123,097
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1C	125,000	108,393
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	17,819	17,630
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIC	98,750	82,747
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	125,843
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	19,918	19,805
1.230%, Due 6/15/2026, 2022 A A3	95,000	90,780
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	200,000	190,205
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	110,000	105,366

Total Asset-Backed Obligations (Cost $2,546,735)		2,432,998

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.17%
BX Commercial Mortgage Trust, 5.648%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)C D	140,000	135,092
Cold Storage Trust, 5.848%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)C D	113,044	110,492

Total Commercial Mortgage-Backed Obligations (Cost $253,044)		245,584

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.56%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	13,551	13,269
3.000%, Due 11/1/2032	49,125	47,050
5.000%, Due 8/1/2033	17,365	17,674
5.500%, Due 2/1/2034	17,143	17,761
2.500%, Due 6/1/2035	69,949	64,802
2.000%, Due 3/1/2036	200,827	180,734
2.000%, Due 10/1/2040	79,651	67,960
2.000%, Due 1/1/2041	184,688	158,377
4.000%, Due 1/1/2041	47,993	46,937
4.500%, Due 2/1/2041	34,140	34,233
2.500%, Due 9/1/2041	288,255	256,772
2.500%, Due 11/1/2041	299,464	264,718
3.500%, Due 5/1/2042	145,349	136,287
3.500%, Due 6/1/2042	153,272	146,200
3.000%, Due 4/1/2047	306,373	280,511
3.500%, Due 1/1/2048	154,776	145,949
4.000%, Due 4/1/2048	72,305	70,221
3.000%, Due 8/1/2048	119,475	108,833
2.500%, Due 7/1/2050	83,124	72,142
2.500%, Due 12/1/2050	73,885	63,884
2.500%, Due 11/1/2051	146,865	128,140

See accompanying notes

18

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.56% (continued)
Federal Home Loan Mortgage Corp., (continued)
2.000%, Due 2/1/2052	$276,580	$230,023
2.500%, Due 5/1/2052	120,300	104,545

		2,657,022

Federal National Mortgage Association,
3.500%, Due 1/1/2028F	10,978	10,743
5.000%, Due 3/1/2034F	18,868	19,183
4.500%, Due 4/1/2034	30,710	30,495
3.000%, Due 10/1/2034	4,688	4,463
2.000%, Due 11/1/2035F	141,635	127,829
2.000%, Due 12/1/2035F	64,671	58,360
2.000%, Due 1/1/2036F	115,661	104,086
3.500%, Due 6/1/2037	92,442	89,002
5.500%, Due 6/1/2038	3,907	4,033
4.500%, Due 1/1/2040	34,175	34,231
5.000%, Due 5/1/2040	58,024	58,997
5.000%, Due 6/1/2040	43,971	44,710
4.000%, Due 9/1/2040	31,752	31,020
4.000%, Due 1/1/2041	65,344	63,838
2.500%, Due 11/1/2041	121,834	107,698
3.000%, Due 6/1/2043	297,114	273,237
3.500%, Due 7/1/2043	58,363	55,518
3.000%, Due 8/1/2043	268,404	246,644
4.000%, Due 11/1/2044F	41,617	40,563
4.000%, Due 7/1/2045	166,952	162,483
3.500%, Due 8/1/2045	31,107	29,332
3.500%, Due 11/1/2045	283,113	266,952
3.500%, Due 1/1/2046	115,834	109,222
3.500%, Due 5/1/2046	30,075	28,358
4.000%, Due 7/1/2046	61,466	59,821
3.000%, Due 10/1/2046	23,220	21,255
3.000%, Due 11/1/2046	141,331	129,370
3.000%, Due 12/1/2046F	81,534	74,724
3.500%, Due 3/1/2047	32,619	30,757
4.500%, Due 7/1/2047	17,640	17,497
4.500%, Due 8/1/2047	27,494	27,293
3.500%, Due 9/1/2047	40,763	38,411
4.000%, Due 3/1/2048	47,062	45,628
4.500%, Due 4/1/2048	12,766	12,623
4.500%, Due 7/1/2048	43,567	43,251
4.500%, Due 7/1/2048F	32,394	32,172
4.500%, Due 10/1/2049	98,011	96,975
4.000%, Due 11/1/2049	176,501	170,483
2.500%, Due 8/1/2050	184,368	159,558
2.500%, Due 8/1/2050F	175,858	153,385
3.000%, Due 8/1/2050	100,396	90,637
2.500%, Due 9/1/2050	120,207	104,355
2.500%, Due 10/1/2050F	54,710	47,327
3.000%, Due 10/1/2050F	114,326	103,428
3.000%, Due 11/1/2050F	61,332	55,294
2.000%, Due 3/1/2051F	456,007	379,786
2.000%, Due 4/1/2051F	255,790	214,833
3.000%, Due 5/1/2051F	122,982	111,216
3.000%, Due 6/1/2051	132,268	118,851
3.500%, Due 6/1/2051F	150,271	139,519
3.500%, Due 7/1/2051F	133,636	125,194
3.000%, Due 11/1/2051F	92,449	82,992
2.000%, Due 1/1/2052F	285,453	237,511
2.500%, Due 2/1/2052	568,660	493,060

See accompanying notes

19

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.56% (continued)
Federal National Mortgage Association, (continued)
3.500%, Due 5/1/2052	$161,509	$149,992
4.000%, Due 6/1/2052	291,364	278,653
5.000%, Due 6/1/2052	314,322	317,087
3.000%, Due 7/1/2052F	314,006	283,878
4.000%, Due 9/1/2052F	300,040	286,580
4.500%, Due 10/1/2052F	183,155	179,660
5.000%, Due 12/1/2052	141,436	140,422
5.000%, Due 4/1/2053F	99,826	99,782

		7,154,257

Government National Mortgage Association,
6.500%, Due 8/15/2027	9,031	9,264
6.500%, Due 11/15/2027	9,720	9,965
7.500%, Due 12/15/2028	10,974	11,342
5.500%, Due 7/15/2033	17,668	18,177
6.000%, Due 12/15/2033	24,482	25,801
5.500%, Due 2/20/2034	25,275	26,040
5.000%, Due 10/15/2039	43,884	45,119
3.500%, Due 9/15/2041	87,895	85,256
3.500%, Due 8/20/2047	16,379	15,573
3.500%, Due 10/20/2047	15,063	14,319
4.000%, Due 1/20/2048	75,831	73,823
5.000%, Due 1/20/2050	37,203	37,520
4.500%, Due 2/20/2050	33,087	32,725
5.000%, Due 2/20/2050	19,039	19,232
2.500%, Due 4/20/2050	158,003	140,505
2.500%, Due 6/20/2051	156,883	138,702
3.000%, Due 6/20/2051	68,354	62,578
2.500%, Due 7/20/2051	245,979	217,225
3.000%, Due 8/20/2051	155,502	143,412
2.500%, Due 11/20/2051	124,399	109,868
3.000%, Due 12/20/2051	303,256	276,309
3.500%, Due 1/20/2052	110,156	103,294
4.000%, Due 3/20/2052	116,670	112,012
2.500%, Due 4/20/2052	70,301	62,079
4.500%, Due 9/20/2052	294,458	288,336
5.000%, Due 4/20/2053	280,000	278,507

		2,356,983

Total U.S. Agency Mortgage-Backed Obligations (Cost $13,180,485)		12,168,262

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.64%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	256,476
3.750%, Due 1/25/2030	300,000	298,513
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	357,024

Total U.S. Government Agency Obligations (Cost $906,356)		912,013

U.S. TREASURY OBLIGATIONS - 9.60%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	297,026
5.250%, Due 11/15/2028	217,000	235,148
4.750%, Due 2/15/2037	304,000	347,641
4.500%, Due 8/15/2039	241,000	268,593
2.250%, Due 5/15/2041	415,000	330,590
1.750%, Due 8/15/2041	480,000	348,581
2.750%, Due 8/15/2042	250,000	213,555
2.875%, Due 5/15/2049	500,000	427,852

See accompanying notes

20

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 9.60% (continued)
U.S. Treasury Bonds, (continued)
1.375%, Due 8/15/2050	$1,155,000	$694,038
2.875%, Due 5/15/2052	170,000	145,310

		3,308,334

U.S. Treasury Notes,
1.250%, Due 8/31/2024	155,000	148,455
4.250%, Due 9/30/2024	250,000	249,228
1.750%, Due 12/31/2024	400,000	383,781
1.125%, Due 1/15/2025	250,000	237,119
1.125%, Due 2/28/2025	1,000,000	946,523
2.875%, Due 7/31/2025	500,000	488,086
4.250%, Due 10/15/2025	250,000	251,816
0.625%, Due 7/31/2026	500,000	452,832
1.625%, Due 10/31/2026	500,000	466,309
2.000%, Due 11/15/2026	500,000	471,953
1.750%, Due 12/31/2026	650,000	607,394
2.500%, Due 3/31/2027	250,000	239,531
4.125%, Due 10/31/2027	250,000	255,381
2.875%, Due 5/15/2028	200,000	193,555
2.875%, Due 8/15/2028	300,000	290,086
2.625%, Due 2/15/2029	450,000	428,027
2.875%, Due 4/30/2029	300,000	288,973
2.375%, Due 5/15/2029	450,000	421,383
1.625%, Due 8/15/2029	350,000	313,305
1.750%, Due 11/15/2029	1,700,000	1,532,457
3.500%, Due 1/31/2030	350,000	349,467
4.000%, Due 2/28/2030	250,000	257,187
4.125%, Due 11/15/2032	250,000	263,359
3.500%, Due 2/15/2033	800,000	803,250

		10,339,457

Total U.S. Treasury Obligations (Cost $14,152,143)		13,647,791

	Shares

SHORT-TERM INVESTMENTS - 2.47%

Investment Companies - 2.05%
American Beacon U.S. Government Money Market Select Fund, 4.69%G H	2,909,768	2,909,768

	Principal Amount

U.S. Treasury Obligations - 0.42%
U.S. Treasury Notes, 1.25%, Due 7/31/2023	$610,000	604,091

Total Short-Term Investments (Cost $3,514,591)		3,513,859

TOTAL INVESTMENTS - 100.09% (Cost $132,361,344)		142,278,312
LIABILITIES, NET OF OTHER ASSETS - (0.09%)		(131,839)

TOTAL NET ASSETS - 100.00%		$142,146,473

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2023 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,786,606 or 1.96% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2023.

See accompanying notes

21

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

E Perpetual maturity. The date shown, if any, is the next call date.

F Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on April 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	12	June 2023	$2,489,511	$2,513,100	$23,589

			$2,489,511	$2,513,100	$23,589

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,738,542	$-	$-	$83,738,542
Corporate Obligations	-	20,948,263	-	20,948,263
Foreign Corporate Obligations	-	4,671,000	-	4,671,000
Asset-Backed Obligations	-	2,432,998	-	2,432,998
Commercial Mortgage-Backed Obligations	-	245,584	-	245,584
U.S. Agency Mortgage-Backed Obligations	-	12,168,262	-	12,168,262
U.S. Government Agency Obligations	-	912,013	-	912,013
U.S. Treasury Obligations	-	13,647,791	-	13,647,791
Short-Term Investments	2,909,768	604,091	-	3,513,859

Total Investments in Securities - Assets	$86,648,310	$55,630,002	$-	$142,278,312

Financial Derivative Instruments - Assets
Futures Contracts	$23,589	$-	$-	$23,589

Total Financial Derivative Instruments - Assets	$23,589	$-	$-	$23,589

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

22

American Beacon Balanced FundSM

Statement of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$139,368,544
Investments in affiliated securities, at fair value‡	2,909,768
Cash collateral held at broker for futures contracts	169,000
Dividends and interest receivable	506,708
Receivable for investments sold	386,888
Receivable for fund shares sold	27,852
Receivable for tax reclaims	1,969
Receivable for variation margin on open futures contracts (Note 5)	23,582
Prepaid expenses	53,289

Total assets	143,447,600

Liabilities:
Payable for investments purchased	920,703
Payable for fund shares redeemed	175,088
Cash due to broker for futures contracts	5,096
Management and sub-advisory fees payable (Note 2)	105,960
Service fees payable (Note 2)	14,612
Transfer agent fees payable (Note 2)	8,540
Custody and fund accounting fees payable	10,291
Professional fees payable	50,622
Payable for prospectus and shareholder reports	6,269
Other liabilities	3,946

Total liabilities	1,301,127

Net assets	$142,146,473

Analysis of net assets:
Paid-in-capital	$131,397,925
Total distributable earnings (deficits)A	10,748,548

Net assets	$142,146,473

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	817,513

Y Class	3,502,612

Investor Class	4,927,000

Advisor Class	74,021

A Class	1,265,271

C Class	1,292,270

Net assets:
R5 Class	$11,010,988

Y Class	$47,656,103

Investor Class	$54,280,433

Advisor Class	$903,294

A Class	$13,877,555

C Class	$14,418,100

Net asset value, offering and redemption price per share:
R5 Class	$13.47

Y Class	$13.61

Investor Class	$11.02

Advisor Class	$12.20

A Class	$10.97

A Class (offering price)	$11.64

C Class	$11.16

† Cost of investments in unaffiliated securities	$129,451,576
‡ Cost of investments in affiliated securities	$2,909,768
§ Fair value of securities on loan	$725,580

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

23

American Beacon Balanced FundSM

Statement of Operations

For the period ended April 30, 2023 (Unaudited)

Balanced Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$959,557
Dividend income from affiliated securities (Note 2)	107,459
Interest income	942,309
Income derived from securities lending (Note 9)	1,994

Total investment income	2,011,319

Expenses:
Management and sub-advisory fees (Note 2)	361,721
Transfer agent fees:
R5 Class (Note 2)	1,997
Y Class (Note 2)	22,578
Investor Class	5,986
Advisor Class	97
A Class	422
C Class	513
Custody and fund accounting fees	28,397
Professional fees	41,024
Registration fees and expenses	43,944
Service fees (Note 2):
Investor Class	77,807
Advisor Class	1,126
A Class	5,956
C Class	6,502
Distribution fees (Note 2):
Advisor Class	1,223
A Class	17,023
C Class	77,513
Prospectus and shareholder report expenses	12,237
Trustee fees (Note 2)	5,254
Loan expense (Note 10)	381
Other expenses	13,938

Total expenses	725,639

Net investment income	1,285,680

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	861,886
Foreign currency transactions	(12)
Futures contracts	963,573
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	3,902,019
Foreign currency transactions	12
Futures contracts	(128,253)

Net gain from investments	5,599,225

Net increase in net assets resulting from operations	$6,884,905

† Foreign taxes	$4,063

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

24

American Beacon Balanced FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,285,680	$1,931,110
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	1,825,447	12,934,545
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	3,773,778	(30,985,160)

Net increase (decrease) in net assets resulting from operations	6,884,905	(16,119,505)

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,151,915)	(1,823,210)
Y Class	(3,970,693)	(3,321,953)
Investor Class	(5,819,039)	(7,892,846)
Advisor Class	(109,027)	(149,432)
A Class	(1,440,955)	(1,361,049)
C Class	(1,593,693)	(1,993,250)

Net distributions to shareholders	(14,085,322)	(16,541,740)

Capital share transactions (Note 11):
Proceeds from sales of shares	29,342,425	29,778,307
Reinvestment of dividends and distributions	12,342,602	15,879,719
Cost of shares redeemed	(20,817,401)	(73,095,956)

Net increase (decrease) in net assets from capital share transactions	20,867,626	(27,437,930)

Net increase (decrease) in net assets	13,667,209	(60,099,175)

Net assets:
Beginning of period	128,479,264	188,578,439

End of period	$142,146,473	$128,479,264

See accompanying notes

25

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2023, the Trust consists of twenty-five active series, one of which is presented in this filing: American Beacon Balanced Fund (the “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

26

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

27

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

28

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The Manager also receives a fee of 0.15% of the average daily net assets of the Fund as compensation for the management of a portion of the Fund’s assets.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2023 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$250,998
Sub-Advisory Fees	0.15%	110,723

Total	0.50%	$361,721

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2023, the Manager received securities lending fees of $171 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial

29

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$23,343

As of April 30, 2023, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$5,810

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$2,909,768	$-	$-	$107,459	$2,909,768

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2023, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$2,607	$88	$2,695

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset

30

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2023, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2023 there were no waived fees, expenses reimbursed, or recouped expenses.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2023, RID collected $628 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2023, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2023, CDSC fees of $166 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

31

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities,

32

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust its fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which

33

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

34

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

35

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2023 are disclosed in the Notes to the Schedule of Investments.

36

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such

37

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate or invest in mortgages secured by loans on such real estate or both. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

38

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2023, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2023
Balanced	20

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$23,589	$23,589

39

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$963,573	$963,573

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(128,253)	$(128,253)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2023.

Offsetting of Financial and Derivative Assets as of April 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$23,589	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$23,589	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(23,589)	$-

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these

40

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in

41

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected

42

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

43

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to a Fund for investment would be reduced.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations,

44

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other

45

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund\ reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of

46

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2023, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$134,872,401	$15,205,981	$(7,800,059)	$7,405,922

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2022, the Fund did not have any capital loss carryforwards.

47

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$26,440,423	$13,939,691	$19,212,681	$11,241,944

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2023 were as follows:

Fund	Type of Transaction	October 31, 2022 Shares/Fair Value	Purchases	Sales	April 30, 2023 Shares/Fair Value
Balanced	Direct	$3,684,483	$65,976,722	$66,751,437	$2,909,768
Balanced	Securities Lending	570,161	2,417,738	2,987,899	-

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral

48

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$725,580	$-	$726,902	$726,902

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2023, the Fund did not utilize these facilities.

49

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	16,562	$224,719	92,239	$1,424,132
Reinvestment of dividends	87,023	1,143,025	117,460	1,813,106
Shares redeemed	(208,450)	(2,842,248)	(627,599)	(9,312,650)

Net (decrease) in shares outstanding	(104,865)	$(1,474,504)	(417,900)	$(6,075,412)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	1,603,986	$22,460,135	618,054	$9,515,385
Reinvestment of dividends	187,882	2,494,100	190,414	2,954,277
Shares redeemed	(421,176)	(5,838,145)	(1,069,937)	(15,679,736)

Net increase (decrease) in shares outstanding	1,370,692	$19,116,090	(261,469)	$(3,210,074)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	415,657	$4,707,201	1,048,496	$13,635,873
Reinvestment of dividends	528,035	5,681,967	599,785	7,742,136
Shares redeemed	(656,370)	(7,311,167)	(2,947,671)	(37,586,828)

Net increase (decrease) in shares outstanding	287,322	$3,078,001	(1,299,390)	$(16,208,819)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	1,637	$20,464	4,854	$69,586
Reinvestment of dividends	9,156	109,027	10,568	149,432
Shares redeemed	(24,175)	(288,519)	(64,006)	(922,977)

Net (decrease) in shares outstanding	(13,382)	$(159,028)	(48,584)	$(703,959)

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	129,608	$1,452,282	321,581	$4,046,911
Reinvestment of dividends	124,269	1,331,007	97,000	1,242,228
Shares redeemed	(141,964)	(1,600,551)	(238,299)	(3,032,402)

Net increase in shares outstanding	111,913	$1,182,738	180,282	$2,256,737

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	41,715	$477,624	83,940	$1,086,420
Reinvestment of dividends	145,325	1,583,476	151,077	1,978,540
Shares redeemed	(257,757)	(2,936,771)	(510,072)	(6,561,363)

Net (decrease) in shares outstanding	(70,717)	$(875,671)	(275,055)	$(3,496,403)

50

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

51

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020B	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.07		$16.93	$14.35	$16.36	$16.20	$17.30

Income (loss) from investment operations:
Net investment income	0.09		0.11	0.19	0.20	0.31	0.28
Net gains (losses) on investments (both realized and unrealized)	0.59		(1.56)	4.34	(0.80)	1.23	(0.10)

Total income (loss) from investment operations	0.68		(1.45)	4.53	(0.60)	1.54	0.18

Less distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.30)	(0.24)	(0.26)	(0.48)
Distributions from net realized gains	(1.16)		(1.18)	(1.65)	(1.17)	(1.12)	(0.80)

Total distributions	(1.28)		(1.41)	(1.95)	(1.41)	(1.38)	(1.28)

Net asset value, end of period	$13.47		$14.07	$16.93	$14.35	$16.36	$16.20

Total returnC	5.10	%D	(9.20)%	33.80%	(4.14)%	10.89%	0.84%

Ratios and supplemental data:
Net assets, end of period	$11,010,988		$12,977,305	$22,687,613	$22,476,942	$46,593,155	$60,191,704
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74	%E	0.72%	0.70%	0.88%	0.66%	0.62%
Expenses, net of reimbursements and/or recoupments	0.74	%E	0.72%	0.70%	0.88%	0.66%	0.62%
Net investment income, before expense reimbursements and/or recoupments	2.06	%E	1.51%	1.37%	1.82%	2.24%	1.95%
Net investment income, net of reimbursements and/or recoupments	2.06	%E	1.51%	1.37%	1.82%	2.24%	1.95%
Portfolio turnover rate	22	%D	30%	37%	82%	68%	28%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

52

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.20		$17.07	$14.46	$16.47	$16.31	$17.39

Income (loss) from investment operations:
Net investment income	0.20		0.21	0.20	0.25	0.33	0.35
Net gains (losses) on investments (both realized and unrealized)	0.48		(1.68)	4.35	(0.86)	1.20	(0.16)

Total income (loss) from investment operations	0.68		(1.47)	4.55	(0.61)	1.53	0.19

Less distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.29)	(0.23)	(0.25)	(0.47)
Distributions from net realized gains	(1.16)		(1.18)	(1.65)	(1.17)	(1.12)	(0.80)

Total distributions	(1.27)		(1.40)	(1.94)	(1.40)	(1.37)	(1.27)

Net asset value, end of period	$13.61		$14.20	$17.07	$14.46	$16.47	$16.31

Total returnB	5.08	%C	(9.25)%	33.66%	(4.17)%	10.75%	0.88%

Ratios and supplemental data:
Net assets, end of period	$47,656,103		$30,273,662	$40,858,765	$43,550,846	$62,956,422	$71,296,735
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81	%D	0.80%	0.77%	0.96%	0.74%	0.70%
Expenses, net of reimbursements and/or recoupments	0.81	%D	0.80%	0.77%	0.96%	0.74%	0.70%
Net investment income, before expense reimbursements and/or recoupments	2.00	%D	1.46%	1.31%	1.71%	2.15%	1.86%
Net investment income, net of reimbursements and/or recoupments	2.00	%D	1.46%	1.31%	1.71%	2.15%	1.86%
Portfolio turnover rate	22	%C	30%	37%	82%	68%	28%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

53

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$11.74		$14.35		$12.43	$14.36	$14.41	$15.51

Income (loss) from investment operations:
Net investment income	0.18		0.15	B	0.22	0.03	0.18	0.20
Net gains (losses) on investments (both realized and unrealized)	0.36		(1.39)		3.61	(0.58)	1.11	(0.07)

Total income (loss) from investment operations	0.54		(1.24)		3.83	(0.55)	1.29	0.13

Less distributions:
Dividends from net investment income	(0.10)		(0.19)		(0.26)	(0.21)	(0.22)	(0.43)
Distributions from net realized gains	(1.16)		(1.18)		(1.65)	(1.17)	(1.12)	(0.80)

Total distributions	(1.26)		(1.37)		(1.91)	(1.38)	(1.34)	(1.23)

Net asset value, end of period	$11.02		$11.74		$14.35	$12.43	$14.36	$14.41

Total returnC	4.94	%D	(9.40)%		33.32%	(4.41)%	10.50%	0.62%

Ratios and supplemental data:
Net assets, end of period	$54,280,433		$54,447,528		$85,251,213	$68,284,615	$96,065,263	$107,677,984
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.01	%E	1.03%		0.99%	1.20%	0.97%	0.95%
Expenses, net of reimbursements and/or recoupments	1.01	%E	1.03%		0.99%	1.20%	0.97%	0.95%
Net investment income, before expense reimbursements and/or recoupments	1.80	%E	1.22%		1.07%	1.47%	1.92%	1.62%
Net investment income, net of reimbursements and/or recoupments	1.80	%E	1.22%		1.07%	1.47%	1.92%	1.62%
Portfolio turnover rate	22	%D	30%		37%	82%	68%	28%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

54

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021	2020A		2019	2018

	(unaudited)
Net asset value, beginning of period	$12.86		$15.59		$13.35	$15.34		$15.29	$16.38

Income (loss) from investment operations:
Net investment income	0.10	B	0.15	B	0.15	0.18	B	0.26	0.16
Net gains (losses) on investments (both realized and unrealized)	0.49		(1.54)		3.97	(0.81)		1.11	(0.06)

Total income (loss) from investment operations	0.59		(1.39)		4.12	(0.63)		1.37	0.10

Less distributions:
Dividends from net investment income	(0.09)		(0.16)		(0.23)	(0.19)		(0.20)	(0.39)
Distributions from net realized gains	(1.16)		(1.18)		(1.65)	(1.17)		(1.12)	(0.80)

Total distributions	(1.25)		(1.34)		(1.88)	(1.36)		(1.32)	(1.19)

Net asset value, end of period	$12.20		$12.86		$15.59	$13.35		$15.34	$15.29

Total returnC	4.86	%D	(9.62)%		33.17%	(4.65)%		10.41%	0.42%

Ratios and supplemental data:
Net assets, end of period	$903,294		$1,124,266		$2,120,450	$1,760,622		$6,039,168	$6,174,284
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%E	1.19%		1.16%	1.36%		1.14%	1.12%
Expenses, net of reimbursements and/or recoupments	1.21	%E	1.19%		1.16%	1.36%		1.14%	1.12%
Net investment income, before expense reimbursements and/or recoupments	1.62	%E	1.05%		0.91%	1.29%		1.76%	1.45%
Net investment income, net of reimbursements and/or recoupments	1.62	%E	1.05%		0.91%	1.29%		1.76%	1.45%
Portfolio turnover rate	22	%D	30%		37%	82%		68%	28%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

55

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020A	2019		2018

	(unaudited)
Net asset value, beginning of period	$11.69		$14.31	$12.39	$14.33	$14.38		$15.48

Income (loss) from investment operations:
Net investment income	0.15		0.25	0.11	0.15	0.22		0.22
Net gains (losses) on investments (both realized and unrealized)	0.39		(1.50)	3.71	(0.71)	1.07		(0.07)

Total income (loss) from investment operations	0.54		(1.25)	3.82	(0.56)	1.29		0.15

Less distributions:
Dividends from net investment income	(0.10)		(0.19)	(0.25)	(0.21)	(0.22)		(0.45)
Distributions from net realized gains	(1.16)		(1.18)	(1.65)	(1.17)	(1.12)		(0.80)

Total distributions	(1.26)		(1.37)	(1.90)	(1.38)	(1.34)		(1.25)

Net asset value, end of period	$10.97		$11.69	$14.31	$12.39	$14.33		$14.38

Total returnB	4.95	%C	(9.49)%	33.39%	(4.49)%	10.54%		0.73%

Ratios and supplemental data:
Net assets, end of period	$13,877,555		$13,482,666	$13,922,687	$12,863,938	$16,228,685		$18,121,273
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%D	1.04%	1.02%	1.21%	1.01%		0.91%
Expenses, net of reimbursements and/or recoupments	1.05	%D	1.04%	1.02%	1.21%	1.01	%E	0.83%
Net investment income, before expense reimbursements and/or recoupments	1.76	%D	1.22%	1.04%	1.46%	1.88%		1.66%
Net investment income, net of reimbursements and/or recoupments	1.76	%D	1.22%	1.04%	1.46%	1.88%		1.74%
Portfolio turnover rate	22	%C	30%	37%	82%	68%		28%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

56

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021		2020A	2019		2018

	(unaudited)
Net asset value, beginning of period	$11.87		$14.49		$12.53		$14.48	$14.55		$15.64

Income (loss) from investment operations:
Net investment income	0.01		0.06	B	0.04	B	0.05	0.10		0.13
Net gains (losses) on investments (both realized and unrealized)	0.49		(1.41)		3.72		(0.70)	1.09		(0.09)

Total income (loss) from investment operations	0.50		(1.35)		3.76		(0.65)	1.19		0.04

Less distributions:
Dividends from net investment income	(0.05)		(0.09)		(0.15)		(0.13)	(0.14)		(0.33)
Distributions from net realized gains	(1.16)		(1.18)		(1.65)		(1.17)	(1.12)		(0.80)

Total distributions	(1.21)		(1.27)		(1.80)		(1.30)	(1.26)		(1.13)

Net asset value, end of period	$11.16		$11.87		$14.49		$12.53	$14.48		$14.55

Total returnC	4.54	%D	(10.11)%		32.32%		(5.09)%	9.63%		0.04%

Ratios and supplemental data:
Net assets, end of period	$14,418,100		$16,173,837		$23,737,711		$23,951,798	$30,848,500		$36,046,543
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.80	%E	1.78%		1.75%		1.95%	1.76%		1.66%
Expenses, net of reimbursements and/or recoupments	1.80	%E	1.78%		1.75%		1.95%	1.76	%F	1.54%
Net investment income, before expense reimbursements and/or recoupments	1.01	%E	0.47%		0.32%		0.72%	1.13%		0.91%
Net investment income, net of reimbursements and/or recoupments	1.01	%E	0.47%		0.32%		0.72%	1.13%		1.02%
Portfolio turnover rate	22	%D	30%		37%		82%	68%		28%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

57

[THIS PAGE INTENTIONALLY LEFT BLANK]

58

[THIS PAGE INTENTIONALLY LEFT BLANK]

59

[THIS PAGE INTENTIONALLY LEFT BLANK]

60

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Balanced Fund are service marks of American Beacon Advisors, Inc.

SAR 04/23

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

April 30, 2023

EAM INTERNATIONAL SMALL CAP FUND

INTERNATIONAL EQUITY FUND

IE_EAM 0423

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

EAM INTERNATIONAL SMALL CAP FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

INTERNATIONAL EQUITY FUND

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon EAM International Small Cap FundSM

Performance Overview

April 30, 2023 (Unaudited)

Effective January 21, 2023, EAM Global Investors LLC began serving as sub-advisor to the Fund and implemented a policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small-market capitalization companies that are economically tied to countries outside of the United States, including developed and emerging market countries. The following comments cover only the three-month period of February 2023 through April 2023. During this three-month period, the Investor Class returned -1.61% which underperformed the MSCI® ACWI ex- US Small Cap Index (the “Index”) return of -0.90% for the same period.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,3,5)	TOVIX	19.23%	2.82%	8.30%	0.07%	4.24%
Y Class (1,2,5)	TOVYX	19.06%	2.66%	8.22%	(0.01)%	4.20%
Investor Class (1,5)	TIVFX	19.03%	2.49%	7.98%	(0.18)%	4.11%

MSCI® EAFE Index Net** (4)		24.19%	8.42%	11.68%	3.63%	4.76%
MSCI® ACWI ex- US Small Cap Index** (4)		16.59%	(2.78)%	11.27%	1.73%	4.93%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception through 2019. Performance prior to waiving fees was lower than the actual returns shown for that period. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/2013 up to 1/18/19, the inception date of the Y Class. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/2013.

3.

Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/2013 up to 1/18/19, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 4/30/2013. A portion of fees charged to the R5 Class of the Fund was waived from Class inception through 2022. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

4.

Prior to January 21, 2023, the Fund was named the American Beacon Tocqueville International Value Fund. Effective January 21, 2023, EAM Global Investors LLC began serving as sub-advisor to the Fund, and implemented a policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small-market capitalization companies that are economically tied to countries outside of the United States, including developed and emerging market countries. The Fund’s benchmark index was changed from the MSCI EAFE Index to the MSCI ACWI ex USA Small Cap Index. Performance through January 20, 2023, reflects the Fund’s performance under the management and strategy of its prior sub-advisor. The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. The MSCI ACWI (All Country World Index) ex USA Small Cap Index is a market-capitalization weighted index designed to measure the investable equity market performance for global investors of small-cap stocks in developed and emerging markets, excluding the U.S. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 0.92%, 0.98% and 1.20%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the period mainly due to country allocation while security selection added relative value. From a country allocation perspective, overweight allocations to Taiwan and China detracted the most from the Fund’s performance relative to the Index. On the other hand, an overweight allocation to Mexico and Denmark, and an underweight allocation to Israel partially contributed to performance

American Beacon EAM International Small Cap FundSM

Performance Overview

April 30, 2023 (Unaudited)

during the period. Security selection within Korea, Japan and Singapore contributed positively to relative returns. Conversely, security selection in the United Kingdom, Sweden and Australia somewhat detracted from the Fund’s performance relative to the Index.

The Fund’s sub-advisor seeks to invest in companies with improving or accelerating financial performance that is expected to continue, otherwise known as momentum, in a risk-aware approach with efficient implementation.

Top Ten Holdings* (% Net Assets)
ANDRITZ AG		1.0
Balfour Beatty PLC		1.0
Brunello Cucinelli SpA		1.0
Lundin Gold, Inc.		1.0
Central Plaza Hotel PCL		1.0
Interparfums SA		0.9
Socionext, Inc.		0.9
Saab AB, Class B		0.9
Technip Energies NV		0.9
Dentium Co. Ltd.		0.9

* Excludes cash and cash equivalents.

Total Fund Holdings	124

Sector Allocation (% Equities)
Industrials		24.7
Consumer Discretionary		17.1
Information Technology		14.1
Health Care		10.9
Materials		10.0
Financials		8.2
Consumer Staples		6.4
Energy		4.4
Communication Services		2.5
Utilities		0.9
Real Estate		0.8

Country Allocation (% Equities)
Japan		15.8
Taiwan		11.0
Republic of Korea		9.4
Canada		7.2
Australia		7.0
China/Hong Kong		6.5
United Kingdom		5.1
Germany		4.4
Sweden		4.2
Italy		4.1
France		3.7
Singapore		3.2
Denmark		2.9
Thailand		2.6
Mexico		2.5
Switzerland		1.7
Norway		1.7
Indonesia		1.5
Ireland		1.4
Austria		1.1
South Africa		0.9
Spain		0.8
Finland		0.7
Bermuda		0.6

American Beacon International Equity FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned 29.47% for the six months ended April 30, 2023. The Fund outperformed the MSCI® EAFE Index (Net) (the “Index”) return of 24.19%.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Month*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,5)	AAIEX	29.71%	14.86%	14.95%	2.59%	4.24%
Y Class (1,5)	ABEYX	29.70%	14.80%	14.88%	2.52%	4.16%
Investor Class (1,5)	AAIPX	29.47%	14.44%	14.58%	2.25%	3.88%
Advisor Class (1,5)	AAISX	29.38%	14.29%	14.43%	2.12%	3.76%
A Class without sales charge (1,2,5)	AIEAX	29.41%	14.36%	14.48%	2.18%	3.81%
A Class with sales Charge (1,2,5)	AIEAX	21.98%	7.75%	12.26%	0.98%	3.20%
C Class without sales charge (1,2,5)	AILCX	28.95%	13.52%	13.64%	1.43%	3.20%
C Class with sales charge (1,2,5)	AILCX	27.95%	12.52%	13.64%	1.43%	3.20%
R6 Class (1,3,5)	AAERX	29.75%	14.93%	15.02%	2.67%	4.28%

MSCI® EAFE Index (Net)** (4)		24.19%	8.42%	11.68%	3.63%	4.76%
MSCI® EAFE Value Index (Net)** (4)		22.90%	8.38%	13.80%	1.78%	3.45%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown for 2013 through 2015. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	The maximum sales charge for A Class is 5.75%. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

3.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 4/30/2013 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2013. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.

The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. The MSCI EAFE Value Index (Net) is an unmanaged index of those stocks in the MSCI EAFE Index with lower price-to- book ratios and lower forecasted growth values. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.72%, 0.81%, 1.07%, 1.20%, 1.14%, 1.89%, and 0.71%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to security selection and country allocation.

Security selections, especially within the United Kingdom, contributed to the Fund’s relative performance over the six-month period, despite some detraction from selections in Ireland. Within the United Kingdom investments in Rolls-Royce Holdings PLC (up 121.2%) and Prudential PLC (up 67.7%) contributed to returns. Conversely, investments in Ireland, including out-of-Index ICON PLC (down 1.7%) detracted from returns.

American Beacon International Equity FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Fund’s relative performance benefitted from country allocation, particularly by its null allocation to Australia (up 13.5%) and underweight allocation to Japan (up 17.4%). An allocation to out-of-Index Canada (up 7.2%) partially offset the Fund’s relative outperformance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings* (% Net Assets)
Sanofi		2.3
GSK PLC		2.0
Samsung Electronics Co., Ltd.		1.8
Roche Holding AG		1.8
Barclays PLC		1.7
Enel SpA		1.7
UniCredit SpA		1.6
Rolls-Royce Holdings PLC		1.6
Novartis AG		1.5
Unilever PLC		1.5

* Excludes cash and cash equivalents.

Total Fund Holdings	140

Sector Allocation (% Equities)
Industrials		19.2
Consumer Discretionary		16.5
Health Care		15.9
Financials		14.4
Consumer Staples		8.6
Information Technology		7.7
Materials		6.6
Communication Services		4.8
Utilities		3.7
Energy		2.3
Real Estate		0.3

Country Allocation (% Equities)
United Kingdom		20.6
France		12.7
Japan		10.7
Germany		10.5
United States		9.7
China/Hong Kong		4.3
Switzerland		4.2
Republic of Korea		4.2
Netherlands		3.9
Italy		3.4
Canada		3.1
Spain		2.8
Ireland		2.8
Denmark		1.1
Singapore		0.9
Brazil		0.9
Sweden		0.8
Israel		0.6
Finland		0.6
Jordan		0.5
South Africa		0.5
Australia		0.4
Portugal		0.3
Belgium		0.3
Austria		0.2

American Beacon FundsSM

Expense Examples

April 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2023 (Unaudited)

American Beacon EAM International Small Cap Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
R5 Class
Actual	$1,000.00	$1,192.30	$4.84
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$1,190.60	$5.59
Hypothetical**	$1,000.00	$1,019.69	$5.16
Investor Class
Actual	$1,000.00	$1,190.30	$6.63
Hypothetical**	$1,000.00	$1,018.75	$6.11

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.95%, and 1.18% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon International Equity Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
R5 Class
Actual	$1,000.00	$1,297.80	$4.39
Hypothetical**	$1,000.00	$1,020.98	$3.86
Y Class
Actual	$1,000.00	$1,297.00	$4.84
Hypothetical**	$1,000.00	$1,020.58	$4.26
Investor Class
Actual	$1,000.00	$1,295.50	$6.32
Hypothetical**	$1,000.00	$1,019.29	$5.56
Advisor Class
Actual	$1,000.00	$1,293.80	$7.11
Hypothetical**	$1,000.00	$1,018.60	$6.26
A Class
Actual	$1,000.00	$1,294.80	$6.77
Hypothetical**	$1,000.00	$1,018.89	$5.96
C Class
Actual	$1,000.00	$1,289.50	$11.13
Hypothetical**	$1,000.00	$1,015.08	$9.79
R6 Class
Actual	$1,000.00	$1,297.50	$3.93
Hypothetical**	$1,000.00	$1,021.37	$3.46

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.70%, 0.77%, 1.04%, 1.18%, 1.13%, 1.89%, and 0.69% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Australia - 6.45%

Common Stocks - 6.45%
AUB Group Ltd.A	64,566	$1,179,320
Bellevue Gold Ltd.A B	1,198,306	1,116,820
Perseus Mining Ltd.A	660,091	970,606
Pro Medicus Ltd.A	23,896	976,723
Ramelius Resources Ltd.A C	1,270,857	1,099,459
Stanmore Resources Ltd.A B	506,254	1,027,512
Steadfast Group Ltd.A	294,431	1,159,122
Technology One Ltd.A	129,407	1,295,596
Telix Pharmaceuticals Ltd.A B	190,936	1,290,449

Total Common Stocks		10,115,607

Total Australia (Cost $10,882,417)		10,115,607

Austria - 0.98% (Cost $1,419,228)

Common Stocks - 0.98%
ANDRITZ AGA	23,716	1,540,288

Bermuda - 0.56% (Cost $1,029,019)

Common Stocks - 0.56%
Seadrill Ltd.A B	24,576	884,788

Canada - 6.61%

Common Stocks - 6.61%
ATS Corp.B	27,525	1,179,948
Bombardier, Inc., Class BB C	27,770	1,199,469
Celestica, Inc.B	65,607	711,830
China Gold International Resources Corp. Ltd.A	229,091	1,164,316
Exchange Income Corp.C	24,041	926,435
Lundin Gold, Inc.	119,278	1,512,489
Osisko Gold Royalties Ltd.C	76,217	1,238,734
Stantec, Inc.	20,746	1,247,041
Stella-Jones, Inc.	30,317	1,186,410

Total Common Stocks		10,366,672

Total Canada (Cost $10,440,778)		10,366,672

China/Hong Kong - 5.99%

Common Stocks - 5.99%
Airtac International GroupA	27,860	1,011,152
Akeso, Inc., Class BA B D	170,334	935,177
COSCO SHIPPING Energy Transportation Co. Ltd., Class HA B	972,267	1,000,101
Cowell e Holdings, Inc.A B	463,605	898,904
Hisense Home Appliances Group Co. Ltd., Class HA	523,482	1,213,543
Hua Hong Semiconductor Ltd.A B D	243,567	1,001,517
Luk Fook Holdings International Ltd.A	246,565	793,870
Vipshop Holdings Ltd., ADRB	83,977	1,318,439
Yangzijiang Shipbuilding Holdings Ltd.A	1,323,249	1,235,112

Total Common Stocks		9,407,815

Total China/Hong Kong (Cost $10,027,477)		9,407,815

Denmark - 2.69%

Common Stocks - 2.69%
D/S Norden A/SA	18,301	1,150,481
FLSmidth & Co. A/SA	27,605	1,090,196

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Denmark - 2.69% (continued)

Common Stocks - 2.69% (continued)
Ringkjoebing Landbobank ASA	6,741	$949,508
Sydbank ASA	22,985	1,027,215

Total Common Stocks		4,217,400

Total Denmark (Cost $4,110,788)		4,217,400

Finland - 0.61% (Cost $1,011,949)

Common Stocks - 0.61%
Kemira OyjA	54,532	954,843

France - 3.42%

Common Stocks - 3.42%
Interparfums SAA	18,455	1,467,350
Sopra Steria Group SACAA	5,596	1,212,633
Technip Energies NVA	65,866	1,458,760
Verallia SAA D	30,317	1,231,343

Total Common Stocks		5,370,086

Total France (Cost $4,888,467)		5,370,086

Germany - 4.07%

Common Stocks - 4.07%
Gerresheimer AGA	11,270	1,225,643
Hensoldt AGA	36,618	1,373,642
HUGO BOSS AGA	17,955	1,349,767
Krones AGA	10,515	1,376,283
SMA Solar Technology AGA B	9,849	1,061,734

Total Common Stocks		6,387,069

Total Germany (Cost $5,628,372)		6,387,069

Indonesia - 1.35%

Common Stocks - 1.35%
Kalbe Farma Tbk PTA	6,961,368	1,007,622
Sumber Alfaria Trijaya Tbk PTA	5,596,615	1,107,439

Total Common Stocks		2,115,061

Total Indonesia (Cost $1,995,693)		2,115,061

Ireland - 1.33%

Common Stocks - 1.33%
AIB Group PLCA	259,964	1,121,243
Bank of Ireland Group PLCA	93,460	967,664

Total Common Stocks		2,088,907

Total Ireland (Cost $2,123,598)		2,088,907

Italy - 3.77%

Common Stocks - 3.77%
Banco BPM SpAA	237,237	964,029
BFF Bank SpAA D	118,256	1,136,750
Brunello Cucinelli SpAA	15,874	1,517,323
Technogym SpAA D	127,608	1,162,689
Webuild SpAA C	529,795	1,139,094

Total Common Stocks		5,919,885

Total Italy (Cost $5,923,356)		5,919,885

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Japan - 14.53%

Common Stocks - 14.53%
Asics Corp.A	43,807	$1,226,027
Capcom Co. Ltd.A	34,821	1,309,324
Fuyo General Lease Co. Ltd.A	15,525	1,136,023
Goldwin, Inc.A	15,172	1,380,909
Information Services International-Dentsu Ltd.A	28,038	987,674
Isetan Mitsukoshi Holdings Ltd.A	105,711	1,165,478
Macnica Holdings, Inc.A	43,123	1,186,828
MatsukiyoCocokara & Co.A	25,279	1,351,176
Nissin Foods Holdings Co. Ltd.A	13,920	1,342,405
Osaka Soda Co. Ltd.A C	28,409	917,973
PAL GROUP Holdings Co. Ltd.A	48,401	1,107,779
Rohto Pharmaceutical Co. Ltd.A	62,336	1,290,086
Sega Sammy Holdings, Inc.A	55,397	1,035,686
Smaregi, Inc.A B	52,468	1,096,200
Socionext, Inc.A	17,552	1,465,301
Sojitz Corp.A	56,531	1,192,441
SUNWELS Co. Ltd.A	47,438	1,099,649
Takashimaya Co. Ltd.A	77,555	1,143,526
Yokohama Rubber Co. Ltd.A	62,828	1,363,004

Total Common Stocks		22,797,489

Total Japan (Cost $21,922,975)		22,797,489

Mexico - 2.26%

Common Stocks - 2.26%
Grupo Aeroportuario del Centro Norte SAB de CV	111,362	1,221,671
Grupo Aeroportuario del Pacifico SAB de CV, Class B	60,700	1,079,295
Grupo Aeroportuario del Sureste SAB de CV, Class B	43,267	1,239,497

Total Common Stocks		3,540,463

Total Mexico (Cost $3,415,224)		3,540,463

Norway - 1.52%

Common Stocks - 1.52%
Kongsberg Gruppen ASAA	30,283	1,358,508
TGS ASAA	65,741	1,032,856

Total Common Stocks		2,391,364

Total Norway (Cost $2,401,110)		2,391,364

Republic of Korea - 8.70%

Common Stocks - 8.70%
Advanced Nano Products Co. Ltd.A	8,665	972,543
Caregen Co. Ltd.A	6,846	1,090,394
CosmoAM&T Co. Ltd.A B	9,182	1,205,710
DB Insurance Co. Ltd.A	18,187	1,141,423
Dentium Co. Ltd.A	13,487	1,458,524
Hanmi Semiconductor Co. Ltd.A	66,181	1,022,513
Hanwha Aerospace Co. Ltd.A	17,305	1,333,058
JYP Entertainment Corp.A	17,067	1,154,257
L&F Co. Ltd.A	5,014	1,006,710
LS Corp.A	16,755	1,126,656
Sam-A Aluminum Co. Ltd.A	19,322	1,071,024
Samsung Engineering Co. Ltd.A B	48,874	1,067,922

Total Common Stocks		13,650,734

Total Republic of Korea (Cost $12,594,487)		13,650,734

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Singapore - 2.92%

Common Stocks - 2.92%
Genting Singapore Ltd.A	1,548,007	$1,315,873
Hafnia Ltd.A	195,833	1,060,366
Keppel Corp. Ltd.A	198,578	921,608
Sembcorp Industries Ltd.A	398,547	1,281,338

Total Common Stocks		4,579,185

Total Singapore (Cost $4,402,477)		4,579,185

South Africa - 0.80% (Cost $1,248,882)

Common Stocks - 0.80%
Bid Corp. Ltd.A	55,090	1,254,869

Spain - 0.76% (Cost $1,198,093)

Common Stocks - 0.76%
Sacyr SAA	361,575	1,198,147

Sweden - 3.88%

Common Stocks - 3.88%
Fortnox ABA	190,980	1,317,958
Paradox Interactive ABA	47,320	1,162,783
Saab AB, Class BA	26,007	1,461,979
Swedish Orphan Biovitrum ABA B	42,279	1,029,292
Trelleborg AB, Class BA C	44,624	1,123,728

Total Common Stocks		6,095,740

Total Sweden (Cost $5,955,196)		6,095,740

Switzerland - 1.59%

Common Stocks - 1.59%
Aryzta AGA B	777,600	1,380,876
Burckhardt Compression Holding AGA	1,811	1,117,827

Total Common Stocks		2,498,703

Total Switzerland (Cost $2,330,023)		2,498,703

Taiwan - 10.15%

Common Stocks - 10.15%
AcBel Polytech, Inc.A	819,761	1,139,261
Acter Group Corp. Ltd.A	242,747	1,072,767
Allis Electric Co. Ltd.A	680,026	1,079,244
Asia Vital Components Co. Ltd.A	257,587	1,326,593
Bora Pharmaceuticals Co. Ltd.A	44,586	1,060,865
Chung-Hsin Electric & Machinery Manufacturing Corp.A	275,753	914,593
Lotus Pharmaceutical Co. Ltd.A	129,971	1,101,247
Materials Analysis Technology, Inc.A	198,996	1,229,530
Standard Chemical & Pharmaceutical Co. Ltd.A	535,299	1,330,457
Taiwan Business BankA	2,231,104	1,020,241
Universal Vision Biotechnology Co. Ltd.A	91,064	1,189,230
WinWay Technology Co. Ltd.A	46,251	1,081,738
Wistron Corp.A	795,414	1,205,182
Yulon Motor Co. Ltd.A	449,011	1,185,648

Total Common Stocks		15,936,596

Total Taiwan (Cost $15,212,049)		15,936,596

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Thailand - 2.36%

Common Stocks - 2.36%
AP Thailand PCLA	3,247,962	$1,199,297
Bumrungrad Hospital PCLA	144,454	1,004,479
Central Plaza Hotel PCLA B	930,207	1,492,767

Total Common Stocks		3,696,543

Total Thailand (Cost $3,572,857)		3,696,543

United Kingdom - 4.74%

Common Stocks - 4.74%
Aston Martin Lagonda Global Holdings PLCA B C D	360,438	1,097,474
Balfour Beatty PLCA	315,665	1,522,238
Games Workshop Group PLCA	11,428	1,428,576
J D Wetherspoon PLCA B C	152,313	1,363,993
JD Sports Fashion PLCA	509,735	1,034,804
Subsea 7 SAA	86,868	992,391

Total Common Stocks		7,439,476

Total United Kingdom (Cost $7,676,732)		7,439,476

SHORT-TERM INVESTMENTS - 5.63% (Cost $8,834,341)

Investment Companies - 5.63%
American Beacon U.S. Government Money Market Select Fund, 4.69%E F	8,834,341	8,834,341

SECURITIES LENDING COLLATERAL - 2.31% (Cost $3,626,603)

Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, 4.69%E F	3,626,603	3,626,603

TOTAL INVESTMENTS - 99.98% (Cost $153,872,191)		156,908,674
OTHER ASSETS, NET OF LIABILITIES - 0.02%		38,683

TOTAL NET ASSETS - 100.00%		$156,947,357

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $130,386,472 or 83.08% of net assets.

B Non-income producing security.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2023 (Note 9).

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,564,950 or 4.18% of net assets. The Fund has no right to demand registration of these securities.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

ADR - American Depositary Receipt.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$10,115,607	$-	$10,115,607
Austria	-	1,540,288	-	1,540,288
Bermuda	-	884,788	-	884,788
Canada	9,202,356	1,164,316	-	10,366,672
China/Hong Kong	1,318,439	8,089,376	-	9,407,815
Denmark	-	4,217,400	-	4,217,400
Finland	-	954,843	-	954,843
France	-	5,370,086	-	5,370,086
Germany	-	6,387,069	-	6,387,069
Indonesia	-	2,115,061	-	2,115,061
Ireland	-	2,088,907	-	2,088,907
Italy	-	5,919,885	-	5,919,885
Japan	-	22,797,489	-	22,797,489
Mexico	3,540,463	-	-	3,540,463
Norway	-	2,391,364	-	2,391,364
Republic of Korea	-	13,650,734	-	13,650,734
Singapore	-	4,579,185	-	4,579,185
South Africa	-	1,254,869	-	1,254,869
Spain	-	1,198,147	-	1,198,147
Sweden	-	6,095,740	-	6,095,740
Switzerland	-	2,498,703	-	2,498,703
Taiwan	-	15,936,596	-	15,936,596
Thailand	-	3,696,543	-	3,696,543
United Kingdom	-	7,439,476	-	7,439,476
Short-Term Investments	8,834,341	-	-	8,834,341
Securities Lending Collateral	3,626,603	-	-	3,626,603

Total Investments in Securities - Assets	$26,522,202	$130,386,472	$-	$156,908,674

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Australia - 0.34% (Cost $3,439,484)

Common Stocks - 0.34%
Rio Tinto PLCA	58,669	$3,725,379

Austria - 0.24% (Cost $2,623,842)

Common Stocks - 0.24%
Mondi PLC	164,733	2,609,177

Belgium - 0.28% (Cost $2,210,601)

Common Stocks - 0.28%
Anheuser-Busch InBev SAA	47,019	3,061,353

Brazil - 0.85% (Cost $6,154,210)

Common Stocks - 0.85%
ERO Copper Corp.B C	473,732	9,328,833

Canada - 2.92%

Common Stocks - 2.92%
Alimentation Couche-Tard, Inc.	100,859	5,033,831
Canadian National Railway Co.	49,582	5,910,243
Gildan Activewear, Inc.B	118,340	3,853,682
Linamar Corp.B	217,486	10,337,748
Suncor Energy, Inc.	223,010	6,982,385

Total Common Stocks		32,117,889

Total Canada (Cost $28,231,799)		32,117,889

China/Hong Kong - 4.07%

Common Stocks - 4.07%
AIA Group Ltd.A	507,600	5,538,517
Alibaba Group Holding Ltd.A C	491,300	5,153,388
Baidu, Inc., Class AA C	600,900	9,041,649
ESR Group Ltd.A D	1,904,400	2,978,907
Prudential PLCA	653,929	10,018,145
Sands China Ltd.A C	238,000	849,614
Tencent Holdings Ltd.A	253,700	11,222,986

Total Common Stocks		44,803,206

Total China/Hong Kong (Cost $64,929,642)		44,803,206

Denmark - 1.06%

Common Stocks - 1.06%
AP Moller - Maersk AS, Class BA	1,248	2,251,016
Carlsberg AS, Class BA	41,388	6,836,307
Vestas Wind Systems ASA C	92,159	2,542,620

Total Common Stocks		11,629,943

Total Denmark (Cost $10,473,631)		11,629,943

Finland - 0.55% (Cost $5,019,999)

Common Stocks - 0.55%
Nordea Bank AbpA	543,136	6,050,559

France - 12.04%

Common Stocks - 12.04%
Air Liquide SAA	72,634	13,071,440
Airbus SEA	27,293	3,831,342
Alstom SAA	280,315	7,050,597
AXA SAA	198,032	6,465,085
BNP Paribas SAA	183,327	11,868,984
Bureau Veritas SAA	123,758	3,567,391
Capgemini SEA	18,436	3,365,129
Carrefour SAA	190,636	3,966,589

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

France - 12.04% (continued)

Common Stocks - 12.04% (continued)
Cie de Saint-GobainA	160,406	$9,283,888
Danone SAA	147,616	9,767,941
Eiffage SAA	81,558	9,710,981
Engie SAA B	678,228	10,860,240
Kering SAA	3,389	2,169,062
Pernod Ricard SAA	24,158	5,580,511
Rexel SAA	556,264	12,905,340
TeleperformanceA	14,824	2,953,551
Thales SAA	35,692	5,445,250
TotalEnergies SEA	48,015	3,060,895
Valeo SAA	114,623	2,242,468
Vinci SAA	42,156	5,220,070

Total Common Stocks		132,386,754

Total France (Cost $110,709,883)		132,386,754

Germany - 9.98%

Common Stocks - 9.64%
Allianz SEA	19,241	4,826,833
Bayer AGA	80,421	5,296,414
Bayerische Motoren Werke AGA	137,220	15,337,350
Continental AGA	216,768	15,159,278
Covestro AGA C D	56,918	2,495,618
Deutsche Telekom AGA	309,019	7,450,803
Infineon Technologies AGA	114,228	4,147,485
Mercedes-Benz Group AGA	138,440	10,782,795
Merck KGaAA	36,972	6,625,842
MTU Aero Engines AGA	22,406	5,870,913
Rheinmetall AGA	22,379	6,554,431
RWE AGA	120,207	5,638,985
SAP SEA	77,502	10,498,445
Siemens Healthineers AGA D	85,918	5,343,661

Total Common Stocks		106,028,853

Preferred Stocks - 0.34%
Henkel AG & Co. KGaAA E	46,474	3,751,440

Total Germany (Cost $95,554,200)		109,780,293

Ireland - 2.67%

Common Stocks - 2.67%
Ryanair Holdings PLC, ADRC	170,040	16,254,124
Smurfit Kappa Group PLCA	353,238	13,071,954

Total Common Stocks		29,326,078

Total Ireland (Cost $25,601,375)		29,326,078

Israel - 0.58% (Cost $6,239,123)

Common Stocks - 0.58%
Bank Leumi Le-Israel BMA	805,058	6,380,699

Italy - 3.25%

Common Stocks - 3.25%
Enel SpAA	2,660,012	18,175,198
UniCredit SpAA B	890,959	17,631,864

Total Common Stocks		35,807,062

Total Italy (Cost $28,805,537)		35,807,062

Japan - 10.19%

Common Stocks - 10.19%
Asics Corp.A	218,900	6,126,356
Bandai Namco Holdings, Inc.A	196,600	4,463,900
Digital Garage, Inc.A	78,700	2,778,412

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Japan - 10.19% (continued)

Common Stocks - 10.19% (continued)
Disco Corp.A	46,700	$5,319,641
FANUC Corp.A	253,600	8,591,247
Hitachi Ltd.A	66,900	3,712,099
MatsukiyoCocokara & Co.A	134,600	7,194,440
Murata Manufacturing Co. Ltd.A	130,900	7,620,110
Olympus Corp.A	222,900	3,899,190
Renesas Electronics Corp.A C	333,400	4,356,084
Shimano, Inc.A	15,300	2,375,402
SUMCO Corp.A	885,500	12,194,240
Sumitomo Mitsui Financial Group, Inc.A	235,900	9,684,448
Suzuken Co. Ltd.A	64,600	1,837,149
Suzuki Motor Corp.A	127,800	4,443,564
Takeda Pharmaceutical Co. Ltd.A	426,500	14,180,097
Toho Holdings Co. Ltd.A	87,600	1,745,732
Tokyo Electron Ltd.A	22,800	2,603,799
Yamaha Corp.A	171,400	6,759,299
ZOZO, Inc.A	107,300	2,254,700

Total Common Stocks		112,139,909

Total Japan (Cost $103,111,797)		112,139,909

Jordan - 0.52% (Cost $4,515,927)

Common Stocks - 0.52%
Hikma Pharmaceuticals PLCA	248,852	5,763,597

Netherlands - 3.69%

Common Stocks - 3.69%
Akzo Nobel NVA	180,048	14,979,296
ING Groep NVA C	550,483	6,835,904
Koninklijke Philips NVA	347,141	7,337,429
Universal Music Group NVA	239,020	5,228,388
Wolters Kluwer NVA	46,995	6,227,891

Total Common Stocks		40,608,908

Total Netherlands (Cost $35,375,199)		40,608,908

Portugal - 0.28% (Cost $2,599,119)

Common Stocks - 0.28%
Galp Energia SGPS SAA	257,437	3,119,615

Republic of Korea - 3.97%

Common Stocks - 3.97%
Doosan Bobcat, Inc.A	138,084	5,300,814
Hana Financial Group, Inc.A	60,915	1,914,438
Hyundai Mobis Co. Ltd.A	51,841	8,462,039
Samsung Electronics Co. Ltd.A	412,150	20,305,968
SK Hynix, Inc.A	113,519	7,645,985

Total Common Stocks		43,629,244

Total Republic of Korea (Cost $37,980,406)		43,629,244

Singapore - 0.88%

Common Stocks - 0.88%
DBS Group Holdings Ltd.A	290,610	7,207,600
United Overseas Bank Ltd.A	117,800	2,503,323

Total Common Stocks		9,710,923

Total Singapore (Cost $6,574,472)		9,710,923

South Africa - 0.47% (Cost $7,048,424)

Common Stocks - 0.47%
Anglo American PLCA	169,473	5,204,745

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

Spain - 2.70%

Common Stocks - 2.70%
Aena SME SAA C D	35,804	$6,046,255
Amadeus IT Group SAA C	106,483	7,491,577
Banco Bilbao Vizcaya Argentaria SAA	233,657	1,718,876
Iberdrola SAA	280,646	3,640,992
Industria de Diseno Textil SAA	263,092	9,049,256
Telefonica SAA	386,109	1,757,627

Total Common Stocks		29,704,583

Total Spain (Cost $23,815,368)		29,704,583

Sweden - 0.78%

Common Stocks - 0.78%
Sandvik ABA B	300,438	6,137,757
Swedbank AB, Class AA	140,348	2,444,184

Total Common Stocks		8,581,941

Total Sweden (Cost $7,876,054)		8,581,941

Switzerland - 3.97%

Common Stocks - 3.97%
ABB Ltd.A	197,086	7,113,649
Adecco Group AGA C	380,638	13,056,505
Cie Financiere Richemont SA, Class AA	5,432	897,600
Novartis AGA	164,340	16,820,307
UBS Group AGA C	101,376	2,060,434
Zurich Insurance Group AGA	7,746	3,746,602

Total Common Stocks		43,695,097

Total Switzerland (Cost $35,521,398)		43,695,097

United Kingdom - 19.55%

Common Stocks - 19.55%
3i Group PLCA	278,559	6,204,394
ASOS PLCA B C	551,421	5,142,393
AstraZeneca PLCA	51,922	7,640,212
AstraZeneca PLC, ADR	213,149	15,606,770
Barclays PLCA	9,267,363	18,694,985
Barratt Developments PLCA	1,259,460	7,924,755
Berkeley Group Holdings PLCA	36,246	2,025,687
BP PLCA	1,602,510	10,777,448
British American Tobacco PLCA	99,540	3,677,321
Coca-Cola Europacific Partners PLCA	108,413	6,920,841
Compass Group PLCA	494,817	13,043,159
Diageo PLCA	99,218	4,532,517
Kingfisher PLCA	2,608,128	8,453,194
Nomad Foods Ltd.C	141,532	2,660,802
Reckitt Benckiser Group PLCA	129,728	10,491,656
RELX PLCA	110,467	3,673,480
RELX PLCA D	456,460	15,183,756
Rolls-Royce Holdings PLCA C	8,998,664	17,232,710
Standard Chartered PLCA	908,575	7,185,529
Taylor Wimpey PLCA	7,280,624	11,767,867
Unilever PLCA	293,544	16,349,754
WH Smith PLCA	231,745	4,598,650
WPP PLCA	1,310,557	15,211,487

Total Common Stocks		214,999,367

Total United Kingdom (Cost $187,906,221)		214,999,367

United States - 9.25%

Common Stocks - 9.25%
Aon PLC, Class A	34,716	11,288,949
BRP, Inc.	26,993	2,016,630
Constellium SEC	304,426	4,520,726
GSK PLCA	1,233,580	22,346,800
ICON PLCC	35,489	6,838,375

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

United States - 9.25% (continued)

Common Stocks - 9.25% (continued)
Roche Holding AGA	64,101	$20,091,676
SanofiA	231,012	25,462,172
Signify NVA D	273,314	9,131,207

Total Common Stocks		101,696,535

Total United States (Cost $97,001,579)		101,696,535

SHORT-TERM INVESTMENTS - 4.03% (Cost $44,300,949)

Investment Companies - 4.03%
American Beacon U.S. Government Money Market Select Fund, 4.69%F G	44,300,949	44,300,949

SECURITIES LENDING COLLATERAL - 1.79% (Cost $19,693,180)

Investment Companies - 1.79%
American Beacon U.S. Government Money Market Select Fund, 4.69%F G	19,693,180	19,693,180

TOTAL INVESTMENTS - 100.90% (Cost $1,003,313,419)		1,109,855,818
LIABILITIES, NET OF OTHER ASSETS - (0.90%)		(9,950,158)

TOTAL NET ASSETS - 100.00%		$1,099,905,660

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $942,619,414 or 85.72% of net assets.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2023 (Note 9).

C Non-income producing security.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $41,179,404 or 3.74% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	439	June 2023	$45,328,590	$47,183,720	$1,855,130

			$45,328,590	$47,183,720	$1,855,130

Index Abbreviations:
ICE	Intercontinental Exchange.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$3,725,379	$-	$3,725,379
Austria	2,609,177	-	-	2,609,177
Belgium	-	3,061,353	-	3,061,353

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3	Total
Foreign Common Stocks (continued)
Brazil	9,328,833	-	-	9,328,833
Canada	32,117,889	-	-	32,117,889
China/Hong Kong	-	44,803,206	-	44,803,206
Denmark	-	11,629,943	-	11,629,943
Finland	-	6,050,559	-	6,050,559
France	-	132,386,754	-	132,386,754
Germany	-	106,028,853	-	106,028,853
Ireland	16,254,124	13,071,954	-	29,326,078
Israel	-	6,380,699	-	6,380,699
Italy	-	35,807,062	-	35,807,062
Japan	-	112,139,909	-	112,139,909
Jordan	-	5,763,597	-	5,763,597
Netherlands	-	40,608,908	-	40,608,908
Portugal	-	3,119,615	-	3,119,615
Republic of Korea	-	43,629,244	-	43,629,244
Singapore	-	9,710,923	-	9,710,923
South Africa	-	5,204,745	-	5,204,745
Spain	-	29,704,583	-	29,704,583
Sweden	-	8,581,941	-	8,581,941
Switzerland	-	43,695,097	-	43,695,097
United Kingdom	18,267,572	196,731,795	-	214,999,367
Foreign Preferred Stocks
Germany	-	3,751,440	-	3,751,440
Common Stocks
United States	24,664,680	77,031,855	-	101,696,535
Short-Term Investments	44,300,949	-	-	44,300,949
Securities Lending Collateral	19,693,180	-	-	19,693,180

Total Investments in Securities - Assets	$167,236,404	$942,619,414	$-	$1,109,855,818

Financial Derivative Instruments - Assets
Futures Contracts	$1,855,130	$-	$-	$1,855,130

Total Financial Derivative Instruments - Assets	$1,855,130	$-	$-	$1,855,130

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	EAM International Small Cap Fund		International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§		$144,447,730	$1,045,861,689
Investments in affiliated securities, at fair value‡		12,460,944	63,994,129
Foreign currency, at fair value¤		127,640	489,091
Cash collateral held at broker for futures contracts		–	1,722,000
Dividends and interest receivable		363,700	5,308,964
Receivable for investments sold		1,825,708	7,443,157
Receivable for fund shares sold		1,156,809	1,188,888
Receivable for tax reclaims		1,503,320	5,409,637
Receivable for expense reimbursement (Note 2)		973	65,732
Receivable for variation margin on open futures contracts (Note 5)		–	1,856,104
Prepaid expenses		165,008	111,773

Total assets		162,051,832	1,133,451,164

Liabilities:
Payable for investments purchased		1,191,094	5,399,702
Payable for fund shares redeemed		121,818	4,879,607
Cash due to broker for futures contracts		–	1,902,685
Management and sub-advisory fees payable (Note 2)		65,862	1,124,176
Service fees payable (Note 2)		244	51,641
Transfer agent fees payable (Note 2)		8,369	54,318
Payable upon return of securities loaned (Note 9)§		3,626,603	19,693,180
Custody and fund accounting fees payable		17,006	146,092
Professional fees payable		39,383	142,235
Trustee fees payable (Note 2)		53	2,788
Payable for prospectus and shareholder reports		7,184	112,424
Other liabilities		26,859	36,656

Total liabilities		5,104,475	33,545,504

Net assets		$156,947,357	$1,099,905,660

Analysis of net assets:
Paid-in-capital		$151,338,374	$1,018,029,384
Total distributable earnings (deficits)A		5,608,983	81,876,276

Net assets		$156,947,357	$1,099,905,660

Shares outstanding at no par value (unlimited shares authorized):
R5 Class		215,345	28,658,304

Y Class		5,362,858	5,231,615

Investor Class		4,356,539	7,866,190

Advisor Class		N/A	809,865

A Class		N/A	458,105

C Class		N/A	194,617

R6 Class		N/A	17,410,348

Net assets:
R5 Class		$3,395,351	$517,768,008

Y Class		$84,476,258	$99,469,530

Investor Class		$69,075,748	$140,849,384

Advisor Class	$	N/A	$14,994,162

A Class	$	N/A	$8,185,171

C Class	$	N/A	$3,342,172

R6 Class	$	N/A	$315,297,233

Net asset value, offering and redemption price per share:
R5 Class		$15.77	$18.07

Y Class		$15.75	$19.01

Investor Class		$15.86	$17.91

Advisor Class	$	N/A	$18.51

A Class	$	N/A	$17.87

A Class (offering price)	$	N/A	$18.96

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

	EAM International Small Cap Fund		International Equity Fund
C Class	$	N/A	$17.17

R6 Class	$	N/A	$18.11

† Cost of investments in unaffiliated securities		$141,411,247	$939,319,290
‡ Cost of investments in affiliated securities		$12,460,944	$63,994,129
§ Fair value of securities on loan		$7,001,088	$39,015,637
^ Cost of foreign currency		$127,873	$488,668

A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2023 (Unaudited)

	EAM International Small Cap Fund		International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,557,353	A	$16,782,147
Dividend income from affiliated securities (Note 2)	190,310		818,945
Interest income	–		35,336
Income derived from securities lending (Note 9)	15,008		159,533
Other income	535		779

Total investment income	1,763,206		17,796,740

Expenses:
Management and sub-advisory fees (Note 2)	677,330		3,749,906
Transfer agent fees:
R5 Class (Note 2)	2,478		100,878
Y Class (Note 2)	50,106		52,746
Investor Class	3,380		5,421
Advisor Class	–		813
A Class	–		1,983
C Class	–		1,543
R6 Class	–		16,143
Custody and fund accounting fees	44,276		231,615
Professional fees	44,036		130,103
Registration fees and expenses	27,618		60,936
Service fees (Note 2):
Investor Class	103,890		183,568
Advisor Class	–		18,044
A Class	–		5,752
C Class	–		1,814
Distribution fees (Note 2):
Advisor Class	–		18,176
A Class	–		9,808
C Class	–		15,901
Prospectus and shareholder report expenses	14,216		100,038
Trustee fees (Note 2)	7,547		56,434
Loan expense (Note 10)	5,820		3,914
Other expenses	15,005		110,959

Total expenses	995,702		4,876,495

Net fees waived and expenses (reimbursed) (Note 2)	(4,298)		(109,320)

Net expenses	991,404		4,767,175

Net investment income	771,802		13,029,565

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	18,027,093		16,465,029
Foreign currency transactions	(121,288)		252,605
Futures contracts	–		6,419,645
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	15,161,680		303,860,186
Foreign currency transactions	124,592		513,453
Futures contracts	–		695,057

Net gain from investments	33,192,077		328,205,975

Net increase in net assets resulting from operations	$33,963,879		$341,235,540

† Foreign taxes	$192,920		$1,862,268

A	Includes significant dividends of $430,110.
B	The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C	The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	EAM International Small Cap Fund		International Equity Fund
	Six Months Ended April 30, 2023	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$771,802	$3,061,392	$13,029,565	$37,264,194
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	17,905,805	6,637,273	23,137,279	(28,181,801)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	15,286,272	(100,151,391)	305,068,696	(419,168,714)

Net increase (decrease) in net assets resulting from operations	33,963,879	(90,452,726)	341,235,540	(410,086,321)

Distributions to shareholders:
Total retained earnings:
R5 Class	(284,205)	(826,787)	(19,840,233)	(128,782,324)
Y Class	(1,719,644)	(7,166,939)	(2,512,663)	(21,034,641)
Investor Class	(1,056,156)	(5,498,436)	(2,090,798)	(11,784,591)
Advisor Class	–	–	(304,447)	(1,694,524)
A Class	–	–	(188,613)	(912,492)
C Class	–	–	(48,919)	(383,590)
R6 Class	–	–	(8,756,091)	(39,116,826)

Net distributions to shareholders	(3,060,005)	(13,492,162)	(33,741,764)	(203,708,988)

Capital share transactions (Note 11):
Proceeds from sales of shares	14,241,118	68,033,556	190,652,395	455,433,342
Reinvestment of dividends and distributions	2,681,566	12,016,355	32,494,086	198,403,571
Cost of shares redeemed	(73,298,755)	(155,710,053)	(819,229,730)	(772,371,121)

Net (decrease) in net assets from capital share transactions	(56,376,071)	(75,660,142)	(596,083,249)	(118,534,208)

Net (decrease) in net assets	(25,472,197)	(179,605,030)	(288,881,997)	(732,329,517)

Net assets:
Beginning of period	182,419,554	362,024,584	1,388,495,133	2,120,824,650

End of period	$156,947,357	$182,419,554	$1,099,905,660	$1,388,495,133

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2023, the Trust consists of twenty-five active series, two of which are presented in this filing: American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings. Prior to January 21, 2023, American Beacon EAM International Small Cap Fund was known as the American Beacon Tocqueville International Value Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains or losses and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

EAM International Small Cap Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management, Inc. pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Board of the Trust, at the recommendation of the Manager, approved: (i) the termination of the investment advisory agreement among the Manager, Tocqueville Asset Management LP, and the Trust, on behalf of the American Beacon Tocqueville International Value Fund, effective January 20, 2023, and (ii) a new investment advisory agreement among the Manager, EAM Global Investors, LLC, and the Trust, on behalf of the Fund, effective January 21, 2023.

The Trust, on behalf of the American Beacon EAM International Small Cap Fund, and the Manager have entered into an Investment Advisory Agreement with EAM Global Investors, LLC. pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2023 were as follows:

EAM International Small Cap Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$317,111
Sub-Advisory Fees	0.40%	360,219

Total	0.75%	$677,330

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,109,645
Sub-Advisory Fees	0.26%	1,640,261

Total	0.61%	$3,749,906

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended April 30, 2023, the Manager received securities lending fees of $6,335 and $15,881 for the securities lending activities of EAM International Small Cap Fund and International Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
EAM International Small Cap	$49,548
International Equity	130,314

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

As of April 30, 2023, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
EAM International Small Cap	$7,086
International Equity	35,733

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	EAM International Small Cap	$8,834,341	$-	$-	$190,310	$8,834,341
U.S. Government Money Market Select	Securities Lending	EAM International Small Cap	3,626,603	-	-	N/A	3,626,603
U.S. Government Money Market Select	Direct	International Equity	44,300,949	-	-	818,945	44,300,949
U.S. Government Money Market Select	Securities Lending	International Equity	19,693,180	-	-	N/A	19,693,180

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2023, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
EAM International Small Cap	$4,471	$702	$5,173
International Equity	19,350	5,813	25,163

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2023, the EAM International Small Cap Fund borrowed on average $2,707,396 for 11 days at an average interest rate of 5.22% with interest charges of $4,247 and the International Equity Fund did not utilize the credit facility. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the R6 Class of the International Equity Fund and the R5 and Y Classes of the EAM International Small Cap Fund, through February 29, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended April 30, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2022 – 2/28/2023	3/1/2023 – 4/30/2023	Reimbursed Expenses	(Recouped) Expenses
EAM International Small Cap	R5	0.89%	0.89%	$4,298	$-		2025-2026
International Equity	R6	0.69%	0.69%	109,320	(12,273	)*	2025-2026

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $973 and $65,732 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at April 30, 2023 for the EAM International Small Cap Fund and International Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
EAM International Small Cap	$-	$1,018	$-	2022-2023
EAM International Small Cap	-	2,785	-	2023-2024
EAM International Small Cap	-	1,783	-	2024-2025
International Equity	12,273	23,827	-	2022-2023
International Equity	-	54,858	-	2023-2024
International Equity	-	70,120	-	2024-2025

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2023, RID collected $2,338 for International Equity Fund from the sale of A Class Shares. The EAM International Small Cap Fund does not offer A Class Shares.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2023, there were no CDSC fees collected for the A Class Shares of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares of the International Equity Fund Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year April 30, 2023, CDSC fees of $18 were collected for the C Class Shares of International Equity Fund. The EAM International Small Cap Fund does not offer C Class Shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Manager’s fair valuation procedures for the Funds.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2023 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2023, the Funds did not enter any forward foreign currency contracts.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2023, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2023
International Equity	557

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$–	$–	$–	$–	$1,855,130	$1,855,130

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$6,419,645	$6,419,645

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$695,057	$695,057

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2023.

EAM International Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,626,603	$-	$-	$-	$3,626,603

Total Borrowings	$3,626,603	$-	$-	$-	$3,626,603

Gross amount of recognized liabilities for securities lending transactions					$3,626,603

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$1,855,130	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,855,130	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,855,130)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$19,693,180	$-	$-	$-	$19,693,180

Total Borrowings	$19,693,180	$-	$-	$-	$19,693,180

Gross amount of recognized liabilities for securities lending transactions					$19,693,180

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or has exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S.government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2023, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EAM International Small Cap	$155,271,363	$6,589,301	$(4,988,746)	$1,600,555
International Equity	1,035,545,139	136,950,678	(62,699,416)	74,251,262

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
EAM International Small Cap	$8,396,837	$5,035,968
International Equity	3,443,850	24,885,542

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
EAM International Small Cap	$268,948,558	$326,493,708
International Equity	221,942,301	834,075,556

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2023 were as follows:

Fund	Type of Transaction	October 31, 2022 Shares/Fair Value	Purchases	Sales	April 30, 2023 Shares/Fair Value
EAM International Small Cap	Direct	$12,785,396	$98,454,183	$102,405,238	$8,834,341
EAM International Small Cap	Securities Lending	373,450	26,740,226	23,487,073	3,626,603
International Equity	Direct	43,980,453	823,281,273	822,960,777	44,300,949
International Equity	Securities Lending	13,115,544	77,981,130	71,403,494	19,693,180

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
EAM International Small Cap	$7,001,188	$3,626,603	$3,847,419	$7,474,022
International Equity	39,015,637	19,693,180	22,715,406	42,408,586

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2023, the Funds did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	35,810	$523,630	196,632	$3,380,286
Reinvestment of dividends	19,386	284,204	44,403	826,787
Shares redeemed	(876,322)	(13,989,491)	(273,700)	(4,430,781)

Net (decrease) in shares outstanding	(821,126)	$(13,181,657)	(32,665)	$(223,708)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	703,824	$11,052,317	3,084,139	$52,511,772
Reinvestment of dividends	98,686	1,446,738	326,947	6,084,469
Shares redeemed	(2,593,122)	(40,242,649)	(4,486,794)	(71,557,143)

Net (decrease) in shares outstanding	(1,790,612)	$(27,743,594)	(1,075,708)	$(12,960,902)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	168,958	$2,665,171	684,416	$12,141,498
Reinvestment of dividends	64,362	950,624	272,708	5,105,099
Shares redeemed	(1,219,472)	(19,066,615)	(4,819,082)	(79,722,129)

Net (decrease) in shares outstanding	(986,152)	$(15,450,820)	(3,861,958)	$(62,475,532)

	R5 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,208,917	$88,593,336	16,792,798	$276,764,089
Reinvestment of dividends	1,212,447	18,950,544	7,050,991	125,789,676
Shares redeemed	(40,012,677)	(662,738,947)	(27,075,822)	(451,636,773)

Net (decrease) in shares outstanding	(33,591,313)	$(555,195,067)	(3,232,033)	$(49,083,008)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	257,890	$4,540,721	1,302,957	$23,182,218
Reinvestment of dividends	150,746	2,481,284	1,105,863	20,734,939
Shares redeemed	(1,540,264)	(26,883,917)	(7,076,956)	(129,054,193)

Net (decrease) in shares outstanding	(1,131,628)	$(19,861,912)	(4,668,136)	$(85,137,036)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,129,041	$54,126,095	597,258	$9,871,121
Reinvestment of dividends	130,163	2,018,825	648,703	11,482,044
Shares redeemed	(1,162,557)	(19,258,600)	(1,777,126)	(29,824,205)

Net increase (decrease) in shares outstanding	2,096,647	$36,886,320	(531,165)	$(8,471,040)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	46,759	$800,895	184,019	$3,110,548
Reinvestment of dividends	18,959	304,294	92,552	1,693,701
Shares redeemed	(193,532)	(3,250,813)	(245,221)	(4,308,190)

Net increase (decrease) in shares outstanding	(127,814)	$(2,145,624)	31,350	$496,059

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	80,733	$1,371,578	202,944	$3,317,258
Reinvestment of dividends	12,062	186,717	51,330	907,507
Shares redeemed	(144,633)	(2,402,721)	(243,829)	(4,081,681)

Net increase (decrease) in shares outstanding	(51,838)	$(844,426)	10,445	$143,084

American Beacon FundsSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	18,669	$295,656	51,231	$796,084
Reinvestment of dividends	3,264	48,699	22,248	379,100
Shares redeemed	(37,384)	(596,142)	(87,407)	(1,372,377)

Net (decrease) in shares outstanding	(15,451)	$(251,787)	(13,928)	$(197,193)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,409,208	$40,924,114	8,395,340	$138,392,024
Reinvestment of dividends	543,022	8,503,723	2,092,651	37,416,604
Shares redeemed	(6,202,688)	(104,098,590)	(9,375,438)	(152,093,702)

Net increase (decrease) in shares outstanding	(3,250,458)	$(54,670,753)	1,112,553	$23,714,926

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2023		Year Ended October 31,				January 22, 2019B to October 31, 2019
			2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$13.47		$19.56	$15.58		$15.65	$14.78

Income (loss) from investment operations:
Net investment income	0.04	CD	0.20	0.60	E	0.03	0.21
Net gains (losses) on investments (both realized and unrealized)	2.53		(5.53)	3.50		0.29	0.66

Total income (loss) from investment operations	2.57		(5.33)	4.10		0.32	0.87

Less distributions:
Dividends from net investment income	(0.27)		(0.76)	(0.12)		(0.39)	–

Total distributions	(0.27)		(0.76)	(0.12)		(0.39)	–

Net asset value, end of period	$15.77		$13.47	$19.56		$15.58	$15.65

Total returnF	19.23	%G	(28.31)%	26.38%		1.94%	5.89	%G

Ratios and supplemental data:
Net assets, end of period	$3,395,351		$13,963,043	$20,907,091		$20,327,704	$37,138,368

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98	%H	0.90%	0.92%		0.91%	0.93	%H
Expenses, net of reimbursements and/or recoupments	0.89	%H	0.89%	0.91	%I	0.89%	0.89	%H
Net investment income, before expense reimbursements and/or recoupments	0.39	%DH	1.30%	3.14	%E	0.84%	2.18	%H
Net investment income, net of reimbursements and/or recoupments	0.48	%DH	1.31%	3.15	%E	0.86%	2.22	%H
Portfolio turnover rate	164	%G	21%	34%		28%	35	%J

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0230.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
J	Portfolio turnover rate is for the period from January 22, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31,				January 22, 2019A to October 31, 2019
			2022	2021		2020

	(unaudited)
Net asset value, beginning of period	$13.46		$19.54	$15.56		$15.64	$14.78

Income (loss) from investment operations:
Net investment income	0.07	BC	0.04	0.59	D	0.05	0.23
Net gains (losses) on investments (both realized and unrealized)	2.48		(5.36)	3.49		0.25	0.63

Total income (loss) from investment operations	2.55		(5.32)	4.08		0.30	0.86

Less distributions:
Dividends from net investment income	(0.26)		(0.76)	(0.10)		(0.38)	–

Total distributions	(0.26)		(0.76)	(0.10)		(0.38)	–

Net asset value, end of period	$15.75		$13.46	$19.54		$15.56	$15.64

Total returnE	19.06	%F	(28.31)%	26.25%		1.84%	5.82	%F

Ratios and supplemental data:
Net assets, end of period	$84,476,258		$96,269,149	$160,793,226		$136,563,697	$229,275,205

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03	%G	0.95%	0.98%		0.99%	0.98	%G
Expenses, net of reimbursements and/or recoupments	1.03	%G	0.95%	0.98%		0.99%	0.98	%G
Net investment income, before expense reimbursements and/or recoupments	0.93	%CG	1.21%	3.40	%D	0.78%	2.10	%G
Net investment income, net of reimbursements and/or recoupments	0.93	%CG	1.21%	3.40	%D	0.78%	2.10	%G
Portfolio turnover rate	164	%F	21%	34%		28%	35	%H

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0361.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from January 22, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020	2019		2018

	(unaudited)
Net asset value, beginning of period	$13.51		$19.59	$15.60		$15.61	$15.06		$17.58

Income (loss) from investment operations:
Net investment income	0.26	A	0.65	0.76	B	0.25	0.40	C	0.24	C
Net gains (losses) on investments (both realized and unrealized)	2.30		(6.04)	3.29		0.01	0.34		(2.53)

Total income (loss) from investment operations	2.56		(5.39)	4.05		0.26	0.74		(2.29)

Less distributions:
Dividends from net investment income	(0.21)		(0.69)	(0.06)		(0.27)	(0.19)		(0.17)
Distributions from net realized gains	–		–	–		–	–		(0.06)

Total distributions	(0.21)		(0.69)	(0.06)		(0.27)	(0.19)		(0.23)

Net asset value, end of period	$15.86		$13.51	$19.59		$15.60	$15.61		$15.06

Total returnD	19.03	%E	(28.49)%	26.01%		1.63%	5.03%		(13.20)%

Ratios and supplemental data:
Net assets, end of period	$69,075,748		$72,187,362	$180,324,267		$198,905,986	$355,423,059		$1,060,000,108

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%F	1.18%	1.20%		1.18%	1.29%		1.48%
Expenses, net of reimbursements and/or recoupments	1.22	%F	1.18%	1.20%		1.18%	1.18%		1.25%
Net investment income, before expense reimbursements and/or recoupments	0.82	%AF	1.03%	2.81	%B	0.63%	1.42%		1.09%
Net investment income, net of reimbursements and/or recoupments	0.82	%AF	1.03%	2.81	%B	0.63%	1.53%		1.32%
Portfolio turnover rate	164	%E	21%	34%		28%	35%		25%

A	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0391.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
C	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020B	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.31		$20.31	$14.73		$18.06	$18.71	$20.88

Income (loss) from investment operations:
Net investment income	0.28		0.39	0.45	C	0.36	0.55	0.44
Net gains (losses) on investments (both realized and unrealized)	3.91		(4.40)	5.43		(3.15)	0.34	(1.95)

Total income (loss) from investment operations	4.19		(4.01)	5.88		(2.79)	0.89	(1.51)

Less distributions:
Dividends from net investment income	(0.43)		(0.65)	(0.30)		(0.54)	(0.40)	(0.35)
Distributions from net realized gains	-		(1.34)	-		-	(1.14)	(0.31)

Total distributions	(0.43)		(1.99)	(0.30)		(0.54)	(1.54)	(0.66)

Net asset value, end of period	$18.07		$14.31	$20.31		$14.73	$18.06	$18.71

Total returnD	29.78	%E	(21.69)%	40.18%		(16.04)%	5.94%	(7.55)%

Ratios and supplemental data:
Net assets, end of period	$517,768,008		$891,001,265	$1,329,626,349		$968,859,543	$1,499,867,401	$1,613,462,237
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%F	0.72%	0.73%		0.72%	0.73%	0.73%
Expenses, net of reimbursements and/or recoupments	0.77	%F	0.72%	0.73%		0.72%	0.73%	0.73%
Net investment income, before expense reimbursements and/or recoupments	2.01	%F	2.17%	2.31	%C	1.83%	2.93%	2.17%
Net investment income, net of reimbursements and/or recoupments	2.01	%F	2.17%	2.31	%C	1.83%	2.93%	2.17%
Portfolio turnover rate	19	%E	38%	41%		77%	36%	29%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

C	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0746.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$15.03		$21.18	$15.36		$18.81	$19.42	$21.64

Income (loss) from investment operations:
Net investment income	0.79		1.53	1.83	B	0.36	0.54	0.46
Net gains (losses) on investments (both realized and unrealized)	3.61		(5.74)	4.27		(3.28)	0.37	(2.04)

Total income (loss) from investment operations	4.40		(4.21)	6.10		(2.92)	0.91	(1.58)

Less distributions:
Dividends from net investment income	(0.42)		(0.60)	(0.28)		(0.53)	(0.38)	(0.33)
Distributions from net realized gains	-		(1.34)	-		-	(1.14)	(0.31)

Total distributions	(0.42)		(1.94)	(0.28)		(0.53)	(1.52)	(0.64)

Net asset value, end of period	$19.01		$15.03	$21.18		$15.36	$18.81	$19.42

Total returnC	29.70	%D	(21.71)%	39.99%		(16.09)%	5.83%	(7.58)%

Ratios and supplemental data:
Net assets, end of period	$99,469,530		$95,663,172	$233,692,916		$659,159,857	$896,442,437	$904,847,058
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.85	%E	0.81%	0.79%		0.80%	0.80%	0.80%
Expenses, net of reimbursements and/or recoupments	0.85	%E	0.81%	0.79%		0.80%	0.80%	0.80%
Net investment income, before expense reimbursements and/or recoupments	2.26	%E	2.03%	2.01	%B	1.77%	2.87%	2.10%
Net investment income, net of reimbursements and/or recoupments	2.26	%E	2.03%	2.01	%B	1.77%	2.87%	2.10%
Portfolio turnover rate	19	%D	38%	41%		77%	36%	29%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0243.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.16		$20.11	$14.57		$17.87	$18.52	$20.67

Income (loss) from investment operations:
Net investment income	0.17		0.35	0.38	B	0.40	0.49	0.41
Net gains (losses) on investments (both realized and unrealized)	3.96		(4.37)	5.38		(3.22)	0.33	(1.97)

Total income (loss) from investment operations	4.13		(4.02)	5.76		(2.82)	0.82	(1.56)

Less distributions:
Dividends from net investment income	(0.38)		(0.59)	(0.22)		(0.48)	(0.33)	(0.28)
Distributions from net realized gains	-		(1.34)	-		-	(1.14)	(0.31)

Total distributions	(0.38)		(1.93)	(0.22)		(0.48)	(1.47)	(0.59)

Net asset value, end of period	$17.91		$14.16	$20.11		$14.57	$17.87	$18.52

Total returnC	29.55	%D	(21.93)%	39.72%		(16.33)%	5.55%	(7.86)%

Ratios and supplemental data:
Net assets, end of period	$140,849,384		$81,694,109	$126,691,864		$92,817,287	$221,043,036	$250,804,403
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%E	1.07%	1.06%		1.07%	1.05%	1.06%
Expenses, net of reimbursements and/or recoupments	1.11	%E	1.07%	1.06%		1.07%	1.05%	1.06%
Net investment income, before expense reimbursements and/or recoupments	2.49	%E	1.84%	1.98	%B	1.35%	2.59%	1.83%
Net investment income, net of reimbursements and/or recoupments	2.49	%E	1.84%	1.98	%B	1.35%	2.59%	1.83%
Portfolio turnover rate	19	%D	38%	41%		77%	36%	29%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0785.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.62		$20.68	$14.94		$18.31	$18.93	$21.15

Income (loss) from investment operations:
Net investment income	0.19		0.29	0.41	B	0.37	0.43	0.36
Net gains (losses) on investments (both realized and unrealized)	4.05		(4.46)	5.48		(3.29)	0.39	(1.99)

Total income (loss) from investment operations	4.24		(4.17)	5.89		(2.92)	0.82	(1.63)

Less distributions:
Dividends from net investment income	(0.35)		(0.55)	(0.15)		(0.45)	(0.30)	(0.28)
Distributions from net realized gains	-		(1.34)	-		-	(1.14)	(0.31)

Total distributions	(0.35)		(1.89)	(0.15)		(0.45)	(1.44)	(0.59)

Net asset value, end of period	$18.51		$14.62	$20.68		$14.94	$18.31	$18.93

Total returnC	29.38	%D	(22.01)%	39.53%		(16.43)%	5.38%	(7.99)%

Ratios and supplemental data:
Net assets, end of period	$14,994,162		$13,706,977	$18,745,607		$16,387,094	$45,797,068	$48,571,916
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25	%E	1.20%	1.20%		1.20%	1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.25	%E	1.20%	1.20%		1.20%	1.20%	1.20%
Net investment income, before expense reimbursements and/or recoupments	1.92	%E	1.67%	1.79	%B	1.34%	2.40%	1.70%
Net investment income, net of reimbursements and/or recoupments	1.92	%E	1.67%	1.79	%B	1.34%	2.40%	1.70%
Portfolio turnover rate	19	%D	38%	41%		77%	36%	29%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0709.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.13		$20.06	$14.55		$17.85	$18.50	$20.63

Income (loss) from investment operations:
Net investment income	0.12		0.33	0.36	B	0.21	0.45	0.38
Net gains (losses) on investments (both realized and unrealized)	3.99		(4.36)	5.38		(3.04)	0.36	(1.95)

Total income (loss) from investment operations	4.11		(4.03)	5.74		(2.83)	0.81	(1.57)

Less distributions:
Dividends from net investment income	(0.37)		(0.56)	(0.23)		(0.47)	(0.32)	(0.25)
Distributions from net realized gains	-		(1.34)	-		-	(1.14)	(0.31)

Total distributions	(0.37)		(1.90)	(0.23)		(0.47)	(1.46)	(0.56)

Net asset value, end of period	$17.87		$14.13	$20.06		$14.55	$17.85	$18.50

Total returnC	29.48	%D	(22.00)%	39.65%		(16.37)%	5.46%	(7.89)%

Ratios and supplemental data:
Net assets, end of period	$8,185,171		$7,205,251	$10,017,801		$9,512,972	$13,973,709	$14,141,551
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19	%E	1.14%	1.13%		1.13%	1.15%	1.08%
Expenses, net of reimbursements and/or recoupments	1.19	%E	1.14%	1.13%		1.13%	1.15%	1.08%
Net investment income, before expense reimbursements and/or recoupments	1.94	%E	1.80%	1.83	%B	1.35%	2.50%	1.80%
Net investment income, net of reimbursements and/or recoupments	1.94	%E	1.80%	1.83	%B	1.35%	2.50%	1.80%
Portfolio turnover rate	19	%D	38%	41%		77%	36%	29%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0643.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$13.53		$19.27	$13.99		$17.18	$17.84	$19.93

Income (loss) from investment operations:
Net investment income	0.06		0.16	0.19	B	0.01	0.29	0.22
Net gains (losses) on investments (both realized and unrealized)	3.82		(4.14)	5.19		(2.86)	0.37	(1.87)

Total income (loss) from investment operations	3.88		(3.98)	5.38		(2.85)	0.66	(1.65)

Less distributions:
Dividends from net investment income	(0.24)		(0.42)	(0.10)		(0.34)	(0.18)	(0.13)
Distributions from net realized gains	-		(1.34)	-		-	(1.14)	(0.31)

Total distributions	(0.24)		(1.76)	(0.10)		(0.34)	(1.32)	(0.44)

Net asset value, end of period	$17.17		$13.53	$19.27		$13.99	$17.18	$17.84

Total returnC	28.95	%D	(22.55)%	38.56%		(16.98)%	4.69%	(8.52)%

Ratios and supplemental data:
Net assets, end of period	$3,342,172		$2,842,235	$4,317,179		$3,431,934	$6,174,460	$6,625,329
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.96	%E	1.89%	1.86%		1.86%	1.87%	1.81%
Expenses, net of reimbursements and/or recoupments	1.96	%E	1.89%	1.86%		1.86%	1.87%	1.81%
Net investment income, before expense reimbursements and/or recoupments	1.25	%E	1.08%	1.14	%B	0.61%	1.73%	1.08%
Net investment income, net of reimbursements and/or recoupments	1.25	%E	1.08%	1.14	%B	0.61%	1.73%	1.08%
Portfolio turnover rate	19	%D	38%	41%		77%	36%	29%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0667.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$14.35		$20.35	$14.76		$18.08	$18.73	$20.89

Income from investment operations:
Net investment income	0.15		0.41	0.45	B	0.39	0.51	0.39
Net gains (losses) on investments (both realized and unrealized)	4.05		(4.41)	5.44		(3.16)	0.39	(1.88)

Total income (loss) from investment operations	4.20		(4.00)	5.89		(2.77)	0.90	(1.49)

Less distributions:
Dividends from net investment income	(0.44)		(0.66)	(0.30)		(0.55)	(0.41)	(0.36)
Distributions from net realized gains	–		(1.34)	–		–	(1.14)	(0.31)

Total distributions	(0.44)		(2.00)	(0.30)		(0.55)	(1.55)	(0.67)

Net asset value, end of period	$18.11		$14.35	$20.35		$14.76	$18.08	$18.73

Total returnC	29.75	%D	(21.62)%	40.20%		(15.93)%	5.98%	(7.47)%

Ratios and supplemental data:
Net assets, end of period	$315,297,233		$296,382,124	$397,732,934		$294,708,893	$179,802,437	$48,725,523

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%E	0.71%	0.71%		0.72%	0.70%	0.70%
Expenses, net of reimbursements and/or recoupments	0.69	%E	0.69%	0.70	%F	0.69%	0.66%	0.66%
Net investment income, before expense reimbursements and/or recoupments	2.36	%E	2.22%	2.30	%B	1.88%	3.09%	2.11%
Net investment income, net of reimbursements and/or recoupments	2.43	%E	2.24%	2.31	%B	1.91%	3.13%	2.15%
Portfolio turnover rate	19	%D	38%	41%		77%	36%	29%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Vivendi SE amounting to $0.0738.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

Disclosure Regarding Approval of Investment Advisory Agreements (Unaudited)

Approval Related to American Beacon Tocqueville International Value Fund – New Investment Advisory Agreement

At its December 14, 2022 meeting, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement (the “Advisory Agreement”) among American Beacon Advisors, Inc. (the “Manager”), the American Beacon Funds (the “Trust”), on behalf of the American Beacon Tocqueville International Value Fund (the “Fund”), a series of the Trust, and EAM Global Investors, LLC (the “Subadviser”), the proposed subadviser for the Fund.

Prior to the December 14, 2022 meeting, information was provided to the Board by the Subadviser in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Advisory Agreement. The Investment Committee of the Board also met with representatives of the Subadviser.

Provided below is an overview of the primary factors the Board considered at its December 14, 2022 meeting at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the prior investment performance of a composite of similar accounts managed by an affiliate of the Subadviser (the “Composite”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Fund with the prior subadviser, and contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, Extent and Quality of the Services to Be Provided by the Subadviser. The Board considered information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Advisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of the Subadviser. The Board considered the Subadviser’s representation that its current and projected staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Subadviser were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.

Performance of the Subadviser. The Board evaluated the information provided by the Subadviser regarding the performance of the Composite relative to the performance of an appropriate benchmark index and industry peer group. The Board considered representations made by the Subadviser that, for various periods ended September 30, 2022 and October 31, 2022, the Composite’s relative performance was favorable. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Advisory Agreement.

Comparisons of the Amounts to Be Paid Under the Advisory Agreement with Those Under Contracts Between the Fund and the Prior Subadviser, and the Subadviser and Its Other Clients. In evaluating the Advisory Agreement,

Disclosure Regarding Approval of Investment Advisory Agreements (Unaudited)

the Board reviewed the proposed advisory fee rate for services to be performed by the Subadviser on behalf of the Fund, and considered that, at all asset levels, the advisory fee rate was equal to or less than the advisory fee rate paid by the Fund to the prior subadviser. The Board considered that the Subadviser’s investment advisory fee rate under the Advisory Agreement would be paid to the Subadviser by the Fund. The Board considered the Subadviser’s representation that the advisory fee rate proposed for the Fund is favorable compared to other comparable client accounts. After evaluating this information, the Board concluded that the Subadviser’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by the Subadviser and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed advisory fee rate for the Fund reflects economies of scale for the benefit of the Fund’s investors.

Benefits to Be Derived by the Subadviser from Its Relationship with the Fund. The Board considered the Subadviser’s representation that it may benefit from additional soft dollar credits for proprietary and third-party research that may accrue to it because of the Subadviser’s relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04/23

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

April 30, 2023

GARCIA HAMILTON QUALITY BOND FUND

Garcia 0423

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND

The use of fixed-income securities entails interest rate and credit risks. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This report may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”) returned 8.09% for the six months ended April 30, 2023. The Bloomberg US Aggregate Bond Index (the “Index”) returned 6.91% for the same period. With inflation moderating and corporate fundamentals relatively stable, fixed-income investors were attracted to yields that had not been available for a number of years.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception (04/04/2016)
R5 Class (1,4)	GHQIX	8.17%	(0.09)%	(1.52)%	0.49%	0.56%
Y Class (1,4)	GHQYX	8.15%	(0.21)%	(1.61)%	0.40%	0.46%
Investor Class (1,4)	GHQPX	8.09%	(0.36)%	(1.83)%	0.11%	0.20%
R6 Class (1,3,4)	GHQRX	8.32%	(0.05)%	(1.45)%	0.53%	0.58%

Bloomberg US Aggregate Bond Index (2)		6.91%	(0.43)%	(3.15)%	1.18%	0.95%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith. One cannot directly invest in an index.

3.

Fund performance for the five-year and since inception periods represent the returns achieved by the R5 Class from 4/4/16 through 2/28/19, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/4/16.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, and R6 Class shares were 0.66%, 0.73%, 1.13%, and 0.63%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed during the period due primarily to its long duration as interest rates declined at the longer end of the yield curve. While the U.S. Federal Reserve Bank (the “Fed”) continued to raise the Federal Funds rate, longer-term treasury yields declined as investors anticipated lower inflation in the coming quarters. The Fund began the period with a duration of 7.2 years and ended at 6.6 years, as compared to 6.3 years for the Index. Within the Index, the 1-3 year maturity segment returned 2.9%, 5-7 year maturities returned 6.3% and 10+ year maturities returned 13.2% for the period.

Nearly all segments of the U.S. bond market, as reflected in the Index, reported positive results, with corporates producing the highest returns at 9.2%, agency mortgages at 6.8% and U.S. Treasuries at 5.8%. The Fund reduced its allocation to corporate bonds during the period, and ended underweight, as credit spreads began to approach the lower end of their historical trading range and their relative value did not appear attractive. As such, the Fund’s underweight position detracted from performance. Additionally, within credit quality, the lowest-rated issues in the Index produced the highest returns during the period, with triple-A rated issues returning 6.1%, double-A at 8.0%, single-A at 8.9%, and triple-B at 9.6%. The Fund, however, maintained a higher quality (minimum of single-A rating), causing it to lag as its investment strategy focuses on protecting against adverse credit environments.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2023 (Unaudited)

Within Agency Mortgage-Backed securities, the Fund maintained a notable overweight position, offsetting the underweight in corporate bonds, to take advantage of their attractive carry and high credit quality. Although the credit markets outperformed mortgages during the period, the higher quality of mortgages is expected to outperform in upcoming quarters as the economy begins to moderate.

The primary components of the Fund’s strategy are to actively manage duration, sector allocation and yield-curve exposures based on top-down views of interest rates and other macroeconomic variables. The Fund invests in high-quality, low-volatility securities that provide the benefit of fixed income investing when investors need it most. No derivatives, leverage, foreign currency, or high-yield bonds are used in the strategy.

Top Ten Holdings (% Net Assets)
U.S. Treasury Bonds, 3.750%, Due 8/15/2041		11.0
U.S. Treasury Notes, 1.875%, Due 2/15/2032		9.1
U.S. Treasury Notes, 2.375%, Due 5/15/2027		3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052		3.8
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052		3.6
Federal Home Loan Mortgage Corp., 3.000%, Due 5/1/2052		3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052		3.6
U.S. Treasury Bonds, 2.500%, Due 5/15/2046		3.6
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042		3.5
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052		3.5

Total Fund Holdings	34

Sector Allocation (% Investments)
U.S. Agency Mortgage-Backed Obligations		53.8
U.S. Treasury Obligations		31.6
Financial		10.1
Communications		3.2
Technology		1.3

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2023 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
R5 Class
Actual	$1,000.00	$1,081.70	$2.32
Hypothetical**	$1,000.00	$1,022.56	$2.26
Y Class
Actual	$1,000.00	$1,081.50	$2.63
Hypothetical**	$1,000.00	$1,022.27	$2.56
Investor Class
Actual	$1,000.00	$1,080.90	$4.28
Hypothetical**	$1,000.00	$1,020.68	$4.16
R6 Class
Actual	$1,000.00	$1,083.20	$2.12
Hypothetical**	$1,000.00	$1,022.76	$2.06

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.51%, 0.83%, and 0.41% for the R5, Y, Investor, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 14.48%

Communications - 3.16%

Media - 3.16%
Walt Disney Co., 3.800%, Due 3/22/2030	$10,230,000	$9,883,252

Financial - 9.98%

Banks - 9.98%
Bank of America Corp., 3.974%, Due 2/7/2030, (3 mo. USD Term + 1.210%)A	7,381,000	6,894,744
Citigroup, Inc., 3.980%, Due 3/20/2030, (3 mo. USD Term + 1.600%)A	8,240,000	7,713,265
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (Secured Overnight Financing Rate + 1.510%)A	8,750,000	7,656,303
Morgan Stanley, 3.622%, Due 4/1/2031, (Secured Overnight Financing Rate + 3.120%)A	2,265,000	2,068,914
Wells Fargo & Co., 4.478%, Due 4/4/2031, (Secured Overnight Financing Rate + 4.032%)A	7,130,000	6,854,907

		31,188,133

Total Financial		31,188,133

Technology - 1.34%

Computers - 1.34%
International Business Machines Corp., 3.500%, Due 5/15/2029	4,464,000	4,178,565

Total Corporate Obligations (Cost $49,392,855)		45,249,950

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 53.42%
Federal Home Loan Mortgage Corp., 4.000%, Due 2/1/2039	4,365,683	4,252,904
3.000%, Due 1/1/2040	3,972,302	3,689,826
2.000%, Due 8/1/2042	12,330,934	10,604,883
2.500%, Due 9/1/2042	12,455,504	10,996,010
2.500%, Due 3/1/2052	13,110,701	11,332,682
2.500%, Due 4/1/2052	13,736,890	11,869,697
3.000%, Due 5/1/2052	12,543,053	11,253,765
4.000%, Due 10/1/2052	11,406,684	10,889,640
4.000%, Due 11/1/2052	11,487,058	10,966,377
Federal National Mortgage Association, 4.000%, Due 5/1/2039	7,391,994	7,203,584
4.000%, Due 9/1/2039	3,713,577	3,600,571
3.500%, Due 10/1/2039	5,515,083	5,257,359
3.000%, Due 7/1/2040B	7,140,062	6,590,472
3.000%, Due 8/1/2040B	4,659,740	4,328,691
4.000%, Due 8/1/2040B	4,253,913	4,124,628
4.000%, Due 6/1/2049B	7,326,360	7,097,549
2.500%, Due 11/1/2050	6,810,130	5,878,918
2.500%, Due 5/1/2051	8,526,742	7,367,071
3.000%, Due 5/1/2052	21,141,848	18,966,198
3.500%, Due 10/1/2052	11,514,840	10,686,288

Total U.S. Agency Mortgage-Backed Obligations (Cost $168,407,703)		166,957,113

U.S. TREASURY OBLIGATIONS - 31.43%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	34,285,000	34,319,820
2.500%, Due 5/15/2046	14,025,000	11,153,162
U.S. Treasury Notes,
1.750%, Due 3/15/2025	3,095,000	2,960,803
2.375%, Due 5/15/2027	12,685,000	12,091,382
2.625%, Due 2/15/2029	9,770,000	9,292,949
1.875%, Due 2/15/2032	32,200,000	28,402,664

Total U.S. Treasury Obligations (Cost $97,118,395)		98,220,780

TOTAL INVESTMENTS - 99.33% (Cost $314,918,953)		310,427,843
OTHER ASSETS, NET OF LIABILITIES - 0.67%		2,105,578

TOTAL NET ASSETS - 100.00%		312,533,421

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2023.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$45,249,950	$-	$45,249,950
U.S. Agency Mortgage-Backed Obligations	-	166,957,113	-	166,957,113
U.S. Treasury Obligations	-	98,220,780	-	98,220,780

Total Investments in Securities - Assets	$-	$310,427,843	$-	$310,427,843

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$310,427,843
Cash	601,403
Interest receivable	1,486,197
Receivable for fund shares sold	224,220
Receivable for expense reimbursement (Note 2)	60,862
Prepaid expenses	74,728

Total assets	312,875,253

Liabilities:
Payable for fund shares redeemed	102,492
Dividends payable	25,114
Management and sub-advisory fees payable (Note 2)	140,673
Service fees payable (Note 2)	294
Transfer agent fees payable (Note 2)	7,912
Custody and fund accounting fees payable	18,677
Professional fees payable	38,193
Trustee fees payable (Note 2)	1,103
Payable for prospectus and shareholder reports	5,646
Other liabilities	1,728

Total liabilities	341,832

Net assets	$312,533,421

Analysis of net assets:
Paid-in-capital	$361,434,483
Total distributable earnings (deficits)A	(48,901,062)

Net assets	$312,533,421

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	5,634,215

Y Class	6,156,139

Investor Class	105,427

R6 Class	23,190,820

Net assets:
R5 Class	$50,223,844

Y Class	$54,815,297

Investor Class	$939,037

R6 Class	$206,555,243

Net asset value, offering and redemption price per share:
R5 Class	$8.91

Y Class	$8.90

Investor Class	$8.91

R6 Class	$8.91

† Cost of investments in unaffiliated securities	$314,918,953
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2023 (Unaudited)

Investment income:
Interest income	$6,267,896

Total investment income	6,267,896

Expenses:
Management and sub-advisory fees (Note 2)	897,494
Transfer agent fees:
R5 Class (Note 2)	20,230
Y Class (Note 2)	20,795
Investor Class	620
R6 Class	3,265
Custody and fund accounting fees	33,869
Professional fees	41,795
Registration fees and expenses	31,248
Service fees (Note 2):
Investor Class	1,696
Prospectus and shareholder report expenses	9,354
Trustee fees (Note 2)	14,959
Loan expense (Note 8)	1,041
Other expenses	16,876

Total expenses	1,093,242

Net fees waived and expenses (reimbursed) (Note 2)	(385,017)

Net expenses	708,225

Net investment income	5,559,671

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(11,888,079)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	32,663,074

Net gain from investments	20,774,995

Net increase in net assets resulting from operations	$26,334,666

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$5,559,671	$5,348,425
Net realized (loss) from investments in unaffiliated securities	(11,888,079)	(23,878,317)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	32,663,074	(37,232,425)

Net increase (decrease) in net assets resulting from operations	26,334,666	(55,762,317)

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,368,130)	(3,883,600)
Y Class	(643,035)	(505,181)
Investor Class	(12,874)	(18,049)
R6 Class	(3,259,987)	(4,868,664)

Net distributions to shareholders	(5,284,026)	(9,275,494)

Capital share transactions (Note 9):
Proceeds from sales of shares	50,929,791	138,162,109
Reinvestment of dividends and distributions	4,798,331	7,805,071
Cost of shares redeemed	(121,082,038)	(105,503,986)

Net increase (decrease) in net assets from capital share transactions	(65,353,916)	40,463,194

Net (decrease) in net assets	(44,303,276)	(24,574,617)

Net assets:
Beginning of period	356,836,697	381,411,314

End of period	$312,533,421	$356,836,697

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2023, the Trust consists of twenty-five active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”).The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2023 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$571,133
Sub-Advisory Fees	0.20%	326,361

Total	0.55%	$897,494

Distribution Plans

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$37,663

As of April 30, 2023, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub- Transfer Agent Fees
Garcia Hamilton Quality Bond	$6,092

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2023, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through February 29, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2022 – 2/28/2023	3/1/2023 - 4/30/2023	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$102,216	$-	2025-2026
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	47,275	-	2025-2026
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	1,462	-	2025-2026
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	234,064	-	2025-2026

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Of the above amounts, $60,862 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at April 30, 2023.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$412,264	$443,072	2022-2023
Garcia Hamilton Quality Bond	-	814,374	-	2023-2024
Garcia Hamilton Quality Bond	-	876,814	-	2024-2025

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral.

15

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust its fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices

16

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of

17

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

18

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

19

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

20

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential

21

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the

22

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase. In addition, when a Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if

23

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2023, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$318,163,265	$5,039,423	$(12,774,845)	$(7,735,422)

24

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2022, the Fund had $22,254,280 short-term and $9,635,698 long-term capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)		Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond		$-	$162,970,976	$41,794,820	$179,058,230

8.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2023, the Fund did not utilize these facilities.

25

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,941,381	$16,690,983	3,829,693	$36,028,161
Reinvestment of dividends	101,423	889,548	261,864	2,413,176
Shares redeemed	(12,480,337)	(108,336,530)	(7,582,035)	(69,577,829)

Net (decrease) in shares outstanding	(10,437,533)	$(90,755,999)	(3,490,478)	$(31,136,492)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	2,905,507	$25,938,742	3,216,895	$29,448,381
Reinvestment of dividends	72,989	642,587	55,633	505,182
Shares redeemed	(348,993)	(3,062,869)	(1,910,958)	(17,632,482)

Net increase in shares outstanding	2,629,503	$23,518,460	1,361,570	$12,321,081

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	11,941	$103,048	18,615	$166,288
Reinvestment of dividends	1,464	12,873	1,972	18,049
Shares redeemed	(10,080)	(88,975)	(19,219)	(170,982)

Net increase in shares outstanding	3,325	$26,946	1,368	$13,355

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	944,802	$8,197,018	7,495,674	$72,519,279
Reinvestment of dividends	369,904	3,253,323	531,033	4,868,664
Shares redeemed	(1,090,609)	(9,593,664)	(1,946,793)	(18,122,693)

Net increase in shares outstanding	224,097	$1,856,677	6,079,914	$59,265,250

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$8.37		$9.85	$10.27		$10.05	$9.79	$9.91

Income (loss) from investment operations:
Net investment income (loss)	0.15	B	0.06	(0.01	)B	0.11	0.24	0.20
Net gains (losses) on investments (both realized and unrealized)	0.53		(1.33)	(0.08)		0.28	0.26	(0.13)

Total income (loss) from investment operations	0.68		(1.27)	(0.09)		0.39	0.50	0.07

Less distributions:
Dividends from net investment income	(0.14)		(0.21)	(0.14)		(0.17)	(0.24)	(0.19)
Distributions from net realized gains	–		–	(0.19)		–	–	–

Total distributions	(0.14)		(0.21)	(0.33)		(0.17)	(0.24)	(0.19)

Net asset value, end of period	$8.91		$8.37	$9.85		$10.27	$10.05	$9.79

Total returnC	8.17	%D	(13.04)%	(0.84)%		3.93%	5.20%	0.74%

Ratios and supplemental data:
Net assets, end of period	$50,223,844		$134,519,084	$192,774,622		$172,774,140	$316,582,604	$234,919,975
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.69	%E	0.66%	0.67%		0.68%	0.66%	0.69%
Expenses, net of reimbursements and/or recoupments	0.45	%E	0.45%	0.45%		0.45%	0.45%	0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	3.12	%E	1.06%	(0.32)%		1.15%	2.18%	1.68%
Net investment income (loss), net of reimbursements and/or recoupments	3.36	%E	1.27%	(0.10)%		1.38%	2.39%	1.92%
Portfolio turnover rate	50	%D	158%	71%		122%	58%	143%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

27

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$8.36		$9.86	$10.27		$10.05	$9.79	$9.90

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.22	(0.00	)A	0.13	0.24	0.18
Net gains (losses) on investments (both realized and unrealized)	0.46		(1.51)	(0.08)		0.25	0.25	(0.11)

Total income (loss) from investment operations	0.68		(1.29)	(0.08)		0.38	0.49	0.07

Less distributions:
Dividends from net investment income	(0.14)		(0.21)	(0.14)		(0.16)	(0.23)	(0.18)
Distributions from net realized gains	–		–	(0.19)		–	–	–

Total distributions	(0.14)		(0.21)	(0.33)		(0.16)	(0.23)	(0.18)

Net asset value, end of period	$8.90		$8.36	$9.86		$10.27	$10.05	$9.79

Total returnB	8.15	%C	(13.24)%	(0.81)%		3.83%	5.09%	0.74%

Ratios and supplemental data:
Net assets, end of period	$54,815,297		$29,473,503	$21,340,613		$18,928,869	$17,927,537	$3,685,857
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74	%D	0.73%	0.74%		0.74%	0.73%	0.75%
Expenses, net of reimbursements and/or recoupments	0.51	%D	0.51%	0.52	%E	0.55%	0.55%	0.55%
Net investment income (loss), before expense reimbursements and/or recoupments	3.14	%D	1.10%	(0.38)%		1.03%	2.14%	1.58%
Net investment income (loss), net of reimbursements and/or recoupments	3.37	%D	1.32%	(0.16)%		1.22%	2.32%	1.78%
Portfolio turnover rate	50	%C	158%	71%		122%	58%	143%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

28

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$8.36		$9.85	$10.26		$10.05		$9.79	$9.91

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.09	(0.04	)A	0.13	A	0.21	0.15
Net gains (losses) on investments (both realized and unrealized)	0.52		(1.40)	(0.07)		0.22		0.26	(0.11)

Total income (loss) from investment operations	0.67		(1.31)	(0.11)		0.35		0.47	0.04

Less distributions:
Dividends from net investment income	(0.12)		(0.18)	(0.11)		(0.14)		(0.21)	(0.16)
Distributions from net realized gains	–		–	(0.19)		–		–	–

Total distributions	(0.12)		(0.18)	(0.30)		(0.14)		(0.21)	(0.16)

Net asset value, end of period	$8.91		$8.36	$9.85		$10.26		$10.05	$9.79

Total returnB	8.09	%C	(13.47)%	(1.11)%		3.54%		4.80%	0.36%

Ratios and supplemental data:
Net assets, end of period	$939,037		$853,503	$991,788		$365,190		$14,904,591	$10,995,242
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15	%D	1.13%	1.29%		1.20%		1.04%	0.92%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.83%	0.83%		0.83%		0.83%	0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	2.70	%D	0.63%	(0.91)%		0.90%		1.81%	1.41%
Net investment income (loss), net of reimbursements and/or recoupments	3.02	%D	0.93%	(0.45)%		1.27%		2.02%	1.50%
Portfolio turnover rate	50	%C	158%	71%		122%		58%	143%

A	Based on average shares outstanding for the period.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

29

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31,				February 28, 2019A to October 31,
			2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$8.36		$9.85	$10.26		$10.04	$9.87

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.17	(0.01	)B	0.14	0.17
Net gains (losses) on investments (both realized and unrealized)	0.54		(1.44)	(0.06)		0.25	0.17

Total income (loss) from investment operations	0.69		(1.27)	(0.07)		0.39	0.34

Less distributions:
Dividends from net investment income	(0.14)		(0.22)	(0.15)		(0.17)	(0.17)
Distributions from net realized gains	–		–	(0.19)		–	–

Total distributions	(0.14)		(0.22)	(0.34)		(0.17)	(0.17)

Net asset value, end of period	$8.91		$8.36	$9.85		$10.26	$10.04

Total returnC	8.32	%D	(13.11)%	(0.70)%		3.97%	3.44	%D

Ratios and supplemental data:
Net assets, end of period	$206,555,243		$191,990,607	$166,304,291		$141,893,384	$130,208,195
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.64	%E	0.63%	0.64%		0.64%	0.66	%E
Expenses, net of reimbursements and/or recoupments	0.41	%E	0.41%	0.41%		0.41%	0.41	%E
Net investment income (loss), before expense reimbursements and/or recoupments	3.21	%E	1.14%	(0.28)%		1.13%	1.90	%E
Net investment income (loss), net of reimbursements and/or recoupments	3.44	%E	1.36%	(0.05)%		1.36%	2.15	%E
Portfolio turnover rate	50	%D	158%	71%		122%	58	%F

A	Commencement of operations.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

30

[THIS PAGE INTENTIONALLY LEFT BLANK]

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

32

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/23

American Beacon® FUNDS

2023 SEMI-ANNUAL REPORT

April 30, 2023

LARGE CAP VALUE FUND

LCV 0423

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned 3.48% for the six months ended April 30, 2023, underperforming the Russell 1000® Value Index (the “Index”) return of 4.54% for the same period.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADEX	3.61%	3.57%	17.60%	8.12%	9.20%
Y Class (1,6)	ABLYX	3.60%	3.53%	17.52%	8.04%	9.13%
Investor Class (1,6)	AAGPX	3.48%	3.26%	17.22%	7.76%	8.84%
Advisor Class (1,6)	AVASX	3.38%	3.11%	17.06%	7.61%	8.69%
A Class without sales charge (1,2,6)	ALVAX	3.43%	3.25%	17.26%	7.76%	8.80%
A Class with sales charge (1,2,6)	ALVAX	(2.50)%	(2.70)%	14.97%	6.49%	8.16%
C Class without sales charge (1,3,6)	ALVCX	3.06%	2.47%	16.36%	6.98%	8.18%
C Class with sales charge (1,3,6)	ALVCX	2.06%	1.47%	16.36%	6.98%	8.18%
R6 Class (1,4,6)	AALRX	3.65%	3.61%	17.65%	8.16%	9.22%

Russell 1000® Value Index (5)		4.54%	1.21%	14.38%	7.75%	9.13%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.	A Class shares have a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class was waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2018. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the ten-year period represents the returns achieved by the R5 Class prior to 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2013. A portion of the fees charged to the R6 Class of the Fund were waived from Class inception to 2020. Performance prior to waiving fees was lower than the actual returns shown for 2017 to 2020.

5.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Large Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “ Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.63%, 0.70%, 0.95%, 1.10%, 0.89%, 1.69%, and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to both security selection and sector allocation for the six-month period.

The Fund’s security selections in the Energy sector contributed the most to underperformance; positions in Pioneer Natural Resources Co. (down 10.9%), APA Corp. (down 17.2%) and Ovintiv, Inc. (down 28.8%) were large

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2023 (Unaudited)

detractors. In contrast, security selections in the Information Technology and Materials sectors contributed positively to relative performance. Within the Information Technology sector, positions in Microsoft Corp. (up 34.9%) and Broadcom, Inc. (up 35.3%) boosted relative performance. In the Materials sector, positions in Axalta Coating Systems Ltd. (up 34.3%) and DuPont de Nemours, Inc. (up 22.1%) contributed to relative returns.

Sector allocation detracted from relative performance, led by underweight allocations to the Communication Services sector (up 25.9%) and Consumer Staples sector (up 7.5%) and an overweight allocation to the Energy sector (down 3.1%). However, the Fund’s overweight allocation to the Industrials sector (up 7.7%) contributed to relative performance during the period.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings* (% Net Assets)
Comcast Corp., Class A		2.4
Wells Fargo & Co.		2.1
Elevance Health, Inc.		1.9
American International Group, Inc.		1.7
Merck & Co., Inc.		1.7
Citigroup, Inc.		1.6
Medtronic PLC		1.6
Fidelity National Information Services, Inc.		1.5
Pioneer Natural Resources Co.		1.5
Las Vegas Sands Corp.		1.4
* Excludes cash and cash equivalents.

Total Fund Holdings	165

Sector Allocation (% Equities)
Financials		23.1
Health Care		15.6
Industrials		12.9
Information Technology		10.0
Energy		9.7
Consumer Discretionary		6.8
Communication Services		6.6
Consumer Staples		4.9
Materials		4.5
Utilities		3.9
Real Estate		2.0

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2023 (Unaudited)

American Beacon Large Cap Value Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
R5 Class
Actual	$1,000.00	$1,036.50	$3.18
Hypothetical**	$1,000.00	$1,021.67	$3.16
Y Class
Actual	$1,000.00	$1,036.00	$3.53
Hypothetical**	$1,000.00	$1,021.32	$3.51
Investor Class
Actual	$1,000.00	$1,034.80	$4.69
Hypothetical**	$1,000.00	$1,020.18	$4.66
Advisor Class
Actual	$1,000.00	$1,033.80	$5.55
Hypothetical**	$1,000.00	$1,019.34	$5.51
A Class
Actual	$1,000.00	$1,034.30	$5.04
Hypothetical**	$1,000.00	$1,019.84	$5.01
C Class
Actual	$1,000.00	$1,031.10	$8.51
Hypothetical**	$1,000.00	$1,016.41	$8.45
R6 Class
Actual	$1,000.00	$1,036.50	$3.03
Hypothetical**	$1,000.00	$1,021.82	$3.01

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.63%, 0.70%, 0.93%, 1.10%, 1.00%, 1.69%, and 0.60% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.19%

Communication Services - 6.52%

Entertainment - 1.05%
Electronic Arts, Inc.	160,199	$20,390,129
Warner Bros Discovery, Inc.A	978,900	13,322,829

		33,712,958

Interactive Media & Services - 1.24%
Alphabet, Inc., Class AA	368,961	39,604,274

Media - 3.57%
Charter Communications, Inc., Class AA	29,496	10,875,175
Comcast Corp., Class A	1,887,494	78,085,627
News Corp., Class A	611,400	10,766,754
Omnicom Group, Inc.	66,378	6,011,855
Paramount Global, Class B	351,300	8,195,829

		113,935,240

Wireless Telecommunication Services - 0.66%
T-Mobile U.S., Inc.A	68,019	9,787,934
Vodafone Group PLC, ADR	940,050	11,233,598

		21,021,532

Total Communication Services		208,274,004

Consumer Discretionary - 6.64%

Automobile Components - 1.92%
Adient PLCA	114,098	4,214,780
Aptiv PLCA	343,950	35,378,697
Goodyear Tire & Rubber Co.A	249,500	2,662,165
Magna International, Inc.B	367,100	19,147,936

		61,403,578

Automobiles - 0.79%
General Motors Co.	761,632	25,164,321

Hotels, Restaurants & Leisure - 2.90%
Aramark	731,246	25,374,236
Booking Holdings, Inc.A	2,980	8,005,204
Las Vegas Sands Corp.A	713,951	45,585,771
Marriott International, Inc., Class A	80,169	13,575,819

		92,541,030

Specialty Retail - 1.03%
Lithia Motors, Inc.	49,050	10,834,655
Lowe’s Cos., Inc.	105,662	21,959,733

		32,794,388

Total Consumer Discretionary		211,903,317

Consumer Staples - 4.83%

Beverages - 0.86%
Diageo PLC, ADRB	90,883	16,858,797
PepsiCo, Inc.	54,978	10,494,750

		27,353,547

Consumer Staples Distribution & Retail - 1.26%
Dollar General Corp.	120,421	26,668,435
Target Corp.	86,979	13,720,937

		40,389,372

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.19% (continued)

Consumer Staples - 4.83% (continued)

Food Products - 0.64%
Archer-Daniels-Midland Co.	41,220	$3,218,457
Nestle SA, ADR	134,814	17,291,244

		20,509,701

Household Products - 0.48%
Kimberly-Clark Corp.	64,938	9,408,867
Reckitt Benckiser Group PLC, ADRB	356,057	5,828,653

		15,237,520

Personal Products - 0.64%
Unilever PLC, ADR	366,800	20,368,404

Tobacco - 0.95%
Philip Morris International, Inc.	302,829	30,273,815

Total Consumer Staples		154,132,359

Energy - 9.53%

Energy Equipment & Services - 1.91%
Baker Hughes Co.	175,100	5,119,924
Halliburton Co.	1,069,736	35,033,854
NOV, Inc.	936,400	15,684,700
Schlumberger NV	104,200	5,142,270

		60,980,748

Oil, Gas & Consumable Fuels - 7.62%
APA Corp.	802,400	29,568,440
Cenovus Energy, Inc.	507,100	8,519,280
ConocoPhillips	238,873	24,577,643
Enbridge, Inc.	262,724	10,445,906
EOG Resources, Inc.	83,392	9,962,842
Hess Corp.	239,118	34,686,457
Marathon Oil Corp.	686,486	16,585,502
Murphy Oil Corp.	194,370	7,135,323
Ovintiv, Inc.	309,000	11,148,720
Phillips 66	231,253	22,894,047
Pioneer Natural Resources Co.	222,973	48,507,776
Shell PLC, ADR	314,522	19,494,074

		243,526,010

Total Energy		304,506,758

Financials - 22.72%

Banks - 8.33%
Citigroup, Inc.	1,076,604	50,675,750
Citizens Financial Group, Inc.	550,553	17,034,110
First Citizens BancShares, Inc., Class A	11,206	11,286,459
JPMorgan Chase & Co.	291,203	40,255,903
M&T Bank Corp.	191,360	24,073,088
PNC Financial Services Group, Inc.	81,733	10,645,723
Truist Financial Corp.	126,467	4,120,295
U.S. Bancorp	1,222,165	41,895,816
Wells Fargo & Co.	1,658,365	65,920,009

		265,907,153

Capital Markets - 4.27%
Bank of New York Mellon Corp.	467,400	19,906,566
BlackRock, Inc.	16,052	10,774,102

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.19% (continued)

Financials - 22.72% (continued)

Capital Markets - 4.27% (continued)
Goldman Sachs Group, Inc.	87,473	$30,041,727
KKR & Co., Inc.	118,499	6,288,742
Moody’s Corp.	6,888	2,156,771
Morgan Stanley	217,871	19,601,854
Nasdaq, Inc.	263,870	14,610,482
Northern Trust Corp.	194,645	15,213,453
State Street Corp.	244,180	17,644,447

		136,238,144

Consumer Finance - 1.24%
American Express Co.	214,146	34,550,316
Capital One Financial Corp.	52,800	5,137,440

		39,687,756

Financial Services - 1.81%
Corebridge Financial, Inc.	249,400	4,204,884
Equitable Holdings, Inc.	180,100	4,680,799
Fidelity National Information Services, Inc.	834,798	49,019,338

		57,905,021

Insurance - 7.07%
Allstate Corp.	165,121	19,114,407
American International Group, Inc.	1,012,848	53,721,458
Aon PLC, Class A	83,048	27,005,549
Chubb Ltd.	104,042	20,970,706
Hartford Financial Services Group, Inc.	231,400	16,427,086
Marsh & McLennan Cos., Inc.	144,407	26,020,697
Progressive Corp.	185,851	25,350,076
Travelers Cos., Inc.	96,185	17,422,951
Willis Towers Watson PLC	85,949	19,905,788

		225,938,718

Total Financials		725,676,792

Health Care - 15.29%

Health Care Equipment & Supplies - 3.10%
Abbott Laboratories	143,070	15,804,943
Boston Scientific Corp.A	243,390	12,685,487
GE HealthCare Technologies, Inc.A	124,520	10,128,457
Medtronic PLC	571,929	52,016,942
Zimmer Biomet Holdings, Inc.	59,667	8,260,299

		98,896,128

Health Care Providers & Services - 6.53%
Centene Corp.A	203,300	14,013,469
Cigna Group	129,530	32,808,654
CVS Health Corp.	414,967	30,421,231
Elevance Health, Inc.	130,596	61,203,815
HCA Healthcare, Inc.	44,900	12,901,117
Humana, Inc.	14,100	7,479,909
McKesson Corp.	43,311	15,775,599
UnitedHealth Group, Inc.	69,167	34,036,389

		208,640,183

Life Sciences Tools & Services - 1.18%
Avantor, Inc.A	678,536	13,217,881
Danaher Corp.	27,074	6,414,101

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.19% (continued)

Health Care - 15.29% (continued)

Life Sciences Tools & Services - 1.18% (continued)
Thermo Fisher Scientific, Inc.	32,636	$18,109,717

		37,741,699

Pharmaceuticals - 4.48%
GSK PLC, ADR	152,027	5,477,533
Johnson & Johnson	183,866	30,098,864
Merck & Co., Inc.	469,881	54,257,159
Perrigo Co. PLC	576,378	21,435,498
Pfizer, Inc.	555,757	21,613,390
Roche Holding AG, ADRB	94,550	3,708,251
Sanofi, ADR	120,364	6,457,528

		143,048,223

Total Health Care		488,326,233

Industrials - 12.62%

Aerospace & Defense - 2.32%
Boeing Co.A	65,400	13,523,412
General Dynamics Corp.	81,907	17,883,575
Northrop Grumman Corp.	53,408	24,635,508
Raytheon Technologies Corp.	180,039	17,985,896

		74,028,391

Air Freight & Logistics - 0.83%
FedEx Corp.	116,390	26,511,314

Building Products - 0.71%
Johnson Controls International PLC	187,632	11,227,899
Masco Corp.	62,081	3,321,954
Trane Technologies PLC	43,272	8,040,371

		22,590,224

Construction & Engineering - 0.94%
AECOM	317,548	26,372,361
Fluor Corp.A	126,300	3,670,278

		30,042,639

Electrical Equipment - 1.24%
Eaton Corp. PLC	82,665	13,814,975
Vertiv Holdings Co.	1,727,677	25,776,941

		39,591,916

Ground Transportation - 1.48%
Canadian National Railway Co.	51,291	6,117,478
JB Hunt Transport Services, Inc.	123,476	21,644,108
Union Pacific Corp.	99,177	19,408,939

		47,170,525

Industrial Conglomerates - 1.38%
General Electric Co.	241,162	23,867,803
Honeywell International, Inc.	101,154	20,214,615

		44,082,418

Machinery - 2.99%
CNH Industrial NV	760,539	10,723,600
Cummins, Inc.	57,997	13,631,615
Deere & Co.	35,465	13,406,480

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.19% (continued)

Industrials - 12.62% (continued)

Machinery - 2.99% (continued)
Illinois Tool Works, Inc.	73,812	$17,858,075
Otis Worldwide Corp.	41,754	3,561,616
PACCAR, Inc.	224,893	16,797,258
Stanley Black & Decker, Inc.	164,109	14,169,171
Timken Co.	70,200	5,394,870

		95,542,685

Passenger Airlines - 0.39%
Southwest Airlines Co.	408,391	12,370,163

Professional Services - 0.34%
Equifax, Inc.	53,125	11,070,187

Total Industrials		403,000,462

Information Technology - 9.86%

Communications Equipment - 1.46%
F5, Inc.A	202,200	27,167,592
Telefonaktiebolaget LM Ericsson, ADRB	3,519,020	19,319,420

		46,487,012

Electronic Equipment, Instruments & Components - 0.66%
Corning, Inc.	319,640	10,618,441
TE Connectivity Ltd.	86,800	10,621,716

		21,240,157

IT Services - 0.77%
Accenture PLC, Class A	69,261	19,413,166
Cognizant Technology Solutions Corp., Class A	85,300	5,093,263

		24,506,429

Semiconductors & Semiconductor Equipment - 3.52%
Analog Devices, Inc.	45,657	8,212,781
Broadcom, Inc.	46,472	29,114,708
KLA Corp.	33,307	12,874,488
Micron Technology, Inc.	184,400	11,867,984
NXP Semiconductors NV	64,736	10,599,873
QUALCOMM, Inc.	133,727	15,619,313
Texas Instruments, Inc.	143,762	24,037,006

		112,326,153

Software - 3.45%
Microsoft Corp.	127,408	39,147,382
Oracle Corp.	446,634	42,305,172
Workday, Inc., Class AA	155,200	28,888,928

		110,341,482

Total Information Technology		314,901,233

Materials - 4.45%

Chemicals - 4.35%
Air Products & Chemicals, Inc.	117,402	34,558,453
Axalta Coating Systems Ltd.A	885,630	27,959,339
Corteva, Inc.	69,181	4,228,343
DuPont de Nemours, Inc.	487,448	33,984,874
International Flavors & Fragrances, Inc.	27,310	2,647,978
Olin Corp.	249,000	13,794,600

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.19% (continued)

Materials - 4.45% (continued)

Chemicals - 4.35% (continued)
PPG Industries, Inc.	75,592	$10,602,534
Sherwin-Williams Co.	47,378	11,254,170

		139,030,291

Containers & Packaging - 0.10%
International Paper Co.	96,786	3,204,584

Total Materials		142,234,875

Real Estate - 1.92%

Industrial REITs - 0.53%
Prologis, Inc.	135,988	17,032,497

Specialized REITs - 1.39%
Public Storage	13,110	3,865,221
VICI Properties, Inc.	1,189,610	40,375,364

		44,240,585

Total Real Estate		61,273,082

Utilities - 3.81%

Electric Utilities - 3.36%
American Electric Power Co., Inc.	64,602	5,970,517
Duke Energy Corp.	207,877	20,554,878
Exelon Corp.	216,503	9,188,387
Pinnacle West Capital Corp.	270,401	21,215,662
PPL Corp.	783,554	22,503,671
Southern Co.	287,291	21,130,253
Xcel Energy, Inc.	93,768	6,555,321

		107,118,689

Multi-Utilities - 0.45%
Dominion Energy, Inc.	253,441	14,481,619

Total Utilities		121,600,308

Total Common Stocks (Cost $2,345,267,802)		3,135,829,423

SHORT-TERM INVESTMENTS - 1.72% (Cost $54,854,088)

Investment Companies - 1.72%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	54,854,088	54,854,088

SECURITIES LENDING COLLATERAL - 0.76% (Cost $24,262,015)

Investment Companies - 0.76%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	24,262,015	24,262,015

TOTAL INVESTMENTS - 100.67% (Cost $2,424,383,905)		3,214,945,526
LIABILITIES, NET OF OTHER ASSETS - (0.67%)		(21,374,834)

TOTAL NET ASSETS - 100.00%		$3,193,570,692

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2023 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT – Real Estate Investment Trusts.

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

Long Futures Contracts Open on April 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	268	June 2023	$53,608,497	$56,125,900	$2,517,403

			$53,608,497	$56,125,900	$2,517,403

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,135,829,423	$-	$-	$3,135,829,423
Short-Term Investments	54,854,088	-	-	54,854,088
Securities Lending Collateral	24,262,015	-	-	24,262,015

Total Investments in Securities - Assets	$3,214,945,526	$-	$-	$3,214,945,526

Financial Derivative Instruments - Assets
Futures Contracts	$2,517,403	$-	$-	$2,517,403

Total Financial Derivative Instruments - Assets	$2,517,403	$-	$-	$2,517,403

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$3,135,829,423
Investments in affiliated securities, at fair value‡	79,116,103
Cash collateral held at broker for futures contracts	3,532,000
Dividends and interest receivable	3,947,157
Receivable for investments sold	2,748,154
Receivable for fund shares sold	822,056
Receivable for tax reclaims	1,052,208
Receivable for variation margin on open futures contracts (Note 5)	2,517,984
Prepaid expenses	85,443

Total assets	3,229,650,528

Liabilities:
Payable for investments purchased	4,476,320
Payable for fund shares redeemed	1,656,854
Payable for expense recoupment (Note 2)	2,555
Cash due to broker for futures contracts	2,043,120
Management and sub-advisory fees payable (Note 2)	3,060,919
Service fees payable (Note 2)	244,992
Transfer agent fees payable (Note 2)	55,808
Payable upon return of securities loaned (Note 9)§	24,262,015
Custody and fund accounting fees payable	85,566
Professional fees payable	86,489
Payable for prospectus and shareholder reports	51,051
Other liabilities	54,147

Total liabilities	36,079,836

Net assets	$3,193,570,692

Analysis of net assets:
Paid-in-capital	$2,376,329,812
Total distributable earnings (deficits)A	817,240,880

Net assets	$3,193,570,692

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	48,392,529

Y Class	7,838,419

Investor Class	28,714,022

Advisor Class	2,096,841

A Class	627,264

C Class	240,211

R6 Class	47,723,190

Net assets:
R5 Class	$1,174,424,409

Y Class	$187,977,223

Investor Class	$611,608,684

Advisor Class	$43,613,505

A Class	$13,047,766

C Class	$4,950,228

R6 Class	$1,157,948,877

Net asset value, offering and redemption price per share:
R5 Class	$24.27

Y Class	$23.98

Investor Class	$21.30

Advisor Class	$20.80

A Class	$20.80

A Class (offering price)	$22.07

C Class	$20.61

R6 Class	$24.26

† Cost of investments in unaffiliated securities	$2,345,267,802
‡ Cost of investments in affiliated securities	$79,116,103
§ Fair value of securities on loan	$41,899,483

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2023 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$37,629,702
Dividend income from affiliated securities (Note 2)	1,667,977
Interest income	72,995
Income derived from securities lending (Note 9)	59,029

Total investment income	39,429,703

Expenses:
Management and sub-advisory fees (Note 2)	8,820,061
Transfer agent fees:
R5 Class (Note 2)	220,657
Y Class (Note 2)	97,625
Investor Class	15,110
Advisor Class	1,534
A Class	568
C Class	205
R6 Class	19,902
Custody and fund accounting fees	176,012
Professional fees	151,902
Registration fees and expenses	54,958
Service fees (Note 2):
Investor Class	1,036,730
Advisor Class	56,226
A Class	10,057
C Class	2,373
Distribution fees (Note 2):
Advisor Class	56,612
A Class	17,849
C Class	27,107
Prospectus and shareholder report expenses	58,877
Trustee fees (Note 2)	124,867
Loan expense (Note 10)	9,227
Other expenses	164,367

Total expenses	11,122,826

Net investment income	28,306,877

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	80,195,094
Foreign currency transactions	(100,418)
Futures contracts	6,087,733
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	2,307,303
Foreign currency transactions	310
Futures contracts	(2,310,648)

Net gain from investments	86,179,374

Net increase in net assets resulting from operations	$114,486,251

† Foreign taxes	$215,320

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$28,306,877	$50,407,526
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	86,182,409	384,236,249
Change in net unrealized (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(3,035)	(664,007,852)

Net increase (decrease) in net assets resulting from operations	114,486,251	(229,364,077)

Distributions to shareholders:
Total retained earnings:
R5 Class	(129,502,402)	(169,358,524)
Y Class	(19,889,700)	(26,008,609)
Investor Class	(74,955,616)	(89,387,671)
Advisor Class	(5,569,452)	(6,972,505)
A Class	(1,797,417)	(1,276,472)
C Class	(612,572)	(753,437)
R6 Class	(118,844,908)	(128,445,097)

Net distributions to shareholders	(351,172,067)	(422,202,315)

Capital share transactions (Note 11):
Proceeds from sales of shares	301,956,629	594,976,420
Reinvestment of dividends and distributions	311,461,669	377,142,861
Cost of shares redeemed	(403,427,804)	(1,187,779,707)

Net increase (decrease) in net assets from capital share transactions	209,990,494	(215,660,426)

Net (decrease) in net assets	(27,205,262)	(867,226,818)

Net assets:
Beginning of period	3,220,266,014	4,087,492,832

End of period	$3,193,570,692	$3,220,266,014

See accompanying notes

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2023, the Trust consists of twenty-five active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2023 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,615,150
Sub-Advisory Fees	0.20%	3,204,911

Total	0.55%	$8,820,061

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2023, the Manager received securities lending fees of $5,492 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$291,950

As of April 30, 2023, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$44,886

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$54,854,088	$-	$-	$1,667,977	$54,854,088
U.S. Government Money Market Select	Securities Lending	Large Cap Value	24,262,015	-	-	N/A	24,262,015

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2023, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$39,663	$4,929	$44,592

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2023, the Fund participated as a lender by loaning an average amount of $108,522 for 2 days at an average interest rate of 5.39% with interest charges earned of $32. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2023, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through February 29, 2024, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2023, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2022 - 2/28/2023	3/1/2023 - 4/30/2023	Reimbursed Expenses	(Recouped) Expenses
Large Cap Value	R6	N/A	N/A	$-	$(2,555	)*	2025-2026

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statement of Operations.

Of the above amounts, $2,555 was disclosed as a Payable for expense recoupment on the Statement of Assets and Liabilities at April 30, 2023.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2025 and 2026. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$2,555	$77,790	$71,076	2022-2023
Large Cap Value	-	18,227	-	2023-2024

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2023, RID collected $552 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2023, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2023, CDSC fees of $37 were collected for C Class Shares of the Fund.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made.

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2023, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2023
Large Cap Value	376

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$2,517,403	$2,517,403

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$6,087,733	$6,087,733

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(2,310,648)	$(2,310,648)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2023.

Offsetting of Financial and Derivative Assets as of April 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$2,517,403	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,517,403	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,517,403)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$24,262,015	$-	$-	$-	$24,262,015

Total Borrowings	$24,262,015	$-	$-	$-	$24,262,015

Gross amount of recognized liabilities for securities lending transactions					$24,262,015

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations,

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2023, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,485,266,605	$847,584,727	$(117,905,496)	$729,679,231

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2022, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$416,605,805	$483,114,257

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2023 were as follows:

Fund	Type of Transaction	October 31, 2022 Shares/Fair Value	Purchases	Sales	April 30, 2023 Shares/Fair Value
Large Cap Value	Direct	$94,588,422	$382,977,158	$422,711,492	$54,854,088
Large Cap Value	Securities Lending	5,511,730	109,653,938	90,903,653	24,262,015

Affiliated Trades:

Cross trades for the period ended April 30, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the period ended April 30, 2023, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Value	$-	$479,499	$206,692

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$41,899,483	$24,262,015	$18,355,949	$42,617,964

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2023, the Fund did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,535,301	$88,260,769	5,438,071	$148,991,696
Reinvestment of dividends	4,651,691	109,872,931	5,296,719	146,507,237
Shares redeemed	(6,298,228)	(155,916,484)	(18,524,183)	(505,754,019)

Net increase (decrease) in shares outstanding	1,888,764	$42,217,216	(7,789,393)	$(210,255,086)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	992,509	$24,150,079	1,098,692	$29,828,324
Reinvestment of dividends	822,067	19,195,272	921,340	25,217,075
Shares redeemed	(1,233,870)	(30,715,902)	(3,176,984)	(84,862,069)

Net increase (decrease) in shares outstanding	580,706	$12,629,449	(1,156,952)	$(29,816,670)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,290,462	$28,051,160	2,504,206	$61,083,605
Reinvestment of dividends	3,564,808	73,969,773	3,581,099	88,309,888
Shares redeemed	(4,012,359)	(86,912,387)	(7,663,306)	(186,750,186)

Net increase (decrease) in shares outstanding	842,911	$15,108,546	(1,578,001)	$(37,356,693)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	75,998	$1,612,196	198,414	$4,696,545
Reinvestment of dividends	273,640	5,549,427	266,337	6,432,037
Shares redeemed	(322,702)	(6,656,091)	(716,683)	(16,989,798)

Net increase (decrease) in shares outstanding	26,936	$505,532	(251,932)	$(5,861,216)

34

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	44,885	$963,603	495,949	$11,569,354
Reinvestment of dividends	84,266	1,708,076	49,116	1,187,641
Shares redeemed	(243,597)	(5,358,412)	(266,027)	(6,441,035)

Net increase (decrease) in shares outstanding	(114,446)	$(2,686,733)	279,038	$6,315,960

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	19,465	$402,822	46,214	$1,120,298
Reinvestment of dividends	29,998	603,851	31,246	749,292
Shares redeemed	(53,830)	(1,129,941)	(87,726)	(2,032,852)

Net (decrease) in shares outstanding	(4,367)	$(123,268)	(10,266)	$(163,262)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	6,465,974	$158,516,000	12,284,725	$337,686,598
Reinvestment of dividends	4,259,311	100,562,339	3,931,298	108,739,691
Shares redeemed	(4,739,941)	(116,738,587)	(14,575,833)	(384,949,748)

Net increase in shares outstanding	5,985,344	$142,339,752	1,640,190	$61,476,541

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020B	2019	2018

	(unaudited)
Net asset value, beginning of period	$26.21		$30.99	$23.36	$28.32	$28.41	$30.98

Income (loss) from investment operations:
Net investment income	0.21		0.50	0.59	0.65	0.63	0.63
Net gains (losses) on investments (both realized and unrealized)	0.67		(2.11)	10.64	(2.89)	1.69	(0.07)

Total income (loss) from investment operations	0.88		(1.61)	11.23	(2.24)	2.32	0.56

Less distributions:
Dividends from net investment income	(0.43)		(0.39)	(0.49)	(0.62)	(0.55)	(0.55)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)	(2.10)	(1.86)	(2.58)

Total distributions	(2.82)		(3.17)	(3.60)	(2.72)	(2.41)	(3.13)

Net asset value, end of period	$24.27		$26.21	$30.99	$23.36	$28.32	$28.41

Total returnC	3.65	%D	(5.75)%	52.60%	(9.29)%	10.14%	1.51%

Ratios and supplemental data:
Net assets, end of period	$1,174,424,409		$1,218,988,715	$1,682,465,233	$1,807,587,315	$3,137,789,485	$3,700,700,522
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.63	%E	0.63%	0.63%	0.63%	0.63%	0.62%
Expenses, net of reimbursements and/or recoupments	0.63	%E	0.63%	0.63%	0.63%	0.63%	0.62%
Net investment income, before expense reimbursements and/or recoupments	1.83	%E	1.45%	1.30%	1.90%	2.07%	1.83%
Net investment income, net of reimbursements and/or recoupments	1.83	%E	1.45%	1.30%	1.90%	2.07%	1.83%
Portfolio turnover rate	13	%D	25%	23%	67%	23%	23%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$25.92		$30.68	$23.16	$28.10	$28.20	$30.78

Income (loss) from investment operations:
Net investment income	0.25		0.37	0.38	0.39	0.56	0.57
Net gains (losses) on investments (both realized and unrealized)	0.61		(1.98)	10.73	(2.63)	1.72	(0.04)

Total income (loss) from investment operations	0.86		(1.61)	11.11	(2.24)	2.28	0.53

Less distributions:
Dividends from net investment income	(0.41)		(0.37)	(0.48)	(0.60)	(0.52)	(0.53)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)	(2.10)	(1.86)	(2.58)

Total distributions	(2.80)		(3.15)	(3.59)	(2.70)	(2.38)	(3.11)

Net asset value, end of period	$23.98		$25.92	$30.68	$23.16	$28.10	$28.20

Total returnB	3.60	%C	(5.81)%	52.47%	(9.35)%	10.05%	1.42%

Ratios and supplemental data:
Net assets, end of period	$187,977,223		$188,140,776	$258,183,363	$178,065,442	$301,457,382	$298,017,629
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.70	%D	0.70%	0.69%	0.70%	0.70%	0.68%
Expenses, net of reimbursements and/or recoupments	0.70	%D	0.70%	0.69%	0.70%	0.70%	0.68%
Net investment income, before expense reimbursements and/or recoupments	1.76	%D	1.38%	1.21%	1.84%	1.98%	1.77%
Net investment income, net of reimbursements and/or recoupments	1.76	%D	1.38%	1.21%	1.84%	1.98%	1.77%
Portfolio turnover rate	13	%C	25%	23%	67%	23%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$23.30		$27.88	$21.32	$26.06	$26.33	$28.92

Income (loss) from investment operations:
Net investment income	0.20		0.25	0.20	0.29	0.41	0.41
Net gains (losses) on investments (both realized and unrealized)	0.54		(1.76)	9.88	(2.41)	1.63	0.02

Total income (loss) from investment operations	0.74		(1.51)	10.08	(2.12)	2.04	0.43

Less distributions:
Dividends from net investment income	(0.35)		(0.29)	(0.41)	(0.52)	(0.45)	(0.44)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)	(2.10)	(1.86)	(2.58)

Total distributions	(2.74)		(3.07)	(3.52)	(2.62)	(2.31)	(3.02)

Net asset value, end of period	$21.30		$23.30	$27.88	$21.32	$26.06	$26.33

Total returnB	3.48	%C	(6.04)%	52.04%	(9.59)%	9.77%	1.18%

Ratios and supplemental data:
Net assets, end of period	$611,608,684		$649,409,067	$821,099,597	$707,970,431	$1,124,625,846	$1,505,354,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93	%D	0.95%	0.98%	0.96%	0.96%	0.95%
Expenses, net of reimbursements and/or recoupments	0.93	%D	0.95%	0.98%	0.96%	0.96%	0.95%
Net investment income, before expense reimbursements and/or recoupments	1.53	%D	1.13%	0.93%	1.57%	1.74%	1.50%
Net investment income, net of reimbursements and/or recoupments	1.53	%D	1.13%	0.93%	1.57%	1.74%	1.50%
Portfolio turnover rate	13	%C	25%	23%	67%	23%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$22.80		$27.36	$20.97	$25.68	$25.95	$28.54

Income (loss) from investment operations:
Net investment income	0.16		0.14	0.26	0.24	0.47	0.28
Net gains (losses) on investments (both realized and unrealized)	0.54		(1.65)	9.62	(2.36)	1.52	0.10

Total income (loss) from investment operations	0.70		(1.51)	9.88	(2.12)	1.99	0.38

Less distributions:
Dividends from net investment income	(0.31)		(0.27)	(0.38)	(0.49)	(0.40)	(0.39)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)	(2.10)	(1.86)	(2.58)

Total distributions	(2.70)		(3.05)	(3.49)	(2.59)	(2.26)	(2.97)

Net asset value, end of period	$20.80		$22.80	$27.36	$20.97	$25.68	$25.95

Total returnB	3.38	%C	(6.17)%	51.89%	(9.73)%	9.64%	1.00%

Ratios and supplemental data:
Net assets, end of period	$43,613,505		$47,185,316	$63,521,926	$46,049,690	$66,077,449	$62,811,940
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10	%D	1.10%	1.10%	1.10%	1.10%	1.09%
Expenses, net of reimbursements and/or recoupments	1.10	%D	1.10%	1.10%	1.10%	1.10%	1.09%
Net investment income, before expense reimbursements and/or recoupments	1.37	%D	0.98%	0.81%	1.42%	1.58%	1.36%
Net investment income, net of reimbursements and/or recoupments	1.37	%D	0.98%	0.81%	1.42%	1.58%	1.36%
Portfolio turnover rate	13	%C	25%	23%	67%	23%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$22.86		$27.37	$20.96		$25.66	$26.00	$28.61

Income (loss) from investment operations:
Net investment income	0.16	B	1.05	0.24	B	0.20	0.40	0.48
Net gains (losses) on investments (both realized and unrealized)	0.55		(2.51)	9.68		(2.29)	1.59	(0.06)

Total income (loss) from investment operations	0.71		(1.46)	9.92		(2.09)	1.99	0.42

Less distributions:
Dividends from net investment income	(0.38)		(0.27)	(0.40)		(0.51)	(0.47)	(0.45)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)		(2.10)	(1.86)	(2.58)

Total distributions	(2.77)		(3.05)	(3.51)		(2.61)	(2.33)	(3.03)

Net asset value, end of period	$20.80		$22.86	$27.37		$20.96	$25.66	$26.00

Total returnC	3.43	%D	(5.96)%	52.15%		(9.65)%	9.72%	1.15%

Ratios and supplemental data:
Net assets, end of period	$13,047,766		$16,953,764	$12,661,833		$25,792,400	$39,157,098	$42,722,617
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.00	%E	0.89%	0.96%		1.00%	1.01%	0.93%
Expenses, net of reimbursements and/or recoupments	1.00	%E	0.89%	0.96%		1.00%	1.01%	0.93%
Net investment income, before expense reimbursements and/or recoupments	1.47	%E	1.24%	0.98%		1.52%	1.68%	1.49%
Net investment income, net of reimbursements and/or recoupments	1.47	%E	1.24%	0.98%		1.52%	1.68%	1.49%
Portfolio turnover rate	13	%D	25%	23%		67%	23%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020A	2019		2018

	(unaudited)
Net asset value, beginning of period	$22.52		$27.07	$20.74	$25.43	$25.71		$28.27

Income (loss) from investment operations:
Net investment income	0.07		0.07	0.16	0.08	0.26		0.21
Net gains (losses) on investments (both realized and unrealized)	0.57		(1.71)	9.49	(2.32)	1.57		0.05

Total income (loss) from investment operations	0.64		(1.64)	9.65	(2.24)	1.83		0.26

Less distributions:
Dividends from net investment income	(0.16)		(0.13)	(0.21)	(0.35)	(0.25)		(0.24)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)	(2.10)	(1.86)		(2.58)

Total distributions	(2.55)		(2.91)	(3.32)	(2.45)	(2.11)		(2.82)

Net asset value, end of period	$20.61		$22.52	$27.07	$20.74	$25.43		$25.71

Total returnB	3.11	%C	(6.74)%	51.05%	(10.26)%	8.94%		0.57%

Ratios and supplemental data:
Net assets, end of period	$4,950,228		$5,508,217	$6,898,120	$4,687,004	$6,811,169		$6,851,003
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.69	%D	1.69%	1.68%	1.68%	1.70%		1.64%
Expenses, net of reimbursements and/or recoupments	1.69	%D	1.69%	1.68%	1.68%	1.70	%E	1.54%
Net investment income, before expense reimbursements and/or recoupments	0.76	%D	0.40%	0.22%	0.84%	0.99%		0.79%
Net investment income, net of reimbursements and/or recoupments	0.76	%D	0.40%	0.22%	0.84%	0.99%		0.90%
Portfolio turnover rate	13	%C	25%	23%	67%	23%		23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

41

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020A	2019	2018

	(unaudited)
Net asset value, beginning of period	$26.21		$30.99	$23.36	$28.31	$28.41	$30.98

Income (loss) from investment operations:
Net investment income	0.27		0.45	0.36	0.56	0.61	0.59
Net gains (losses) on investments (both realized and unrealized)	0.60		(2.05)	10.88	(2.78)	1.71	(0.02)

Total income (loss) from investment operations	0.87		(1.60)	11.24	(2.22)	2.32	0.57

Less distributions:
Dividends from net investment income	(0.43)		(0.40)	(0.50)	(0.63)	(0.56)	(0.56)
Distributions from net realized gains	(2.39)		(2.78)	(3.11)	(2.10)	(1.86)	(2.58)

Total distributions	(2.82)		(3.18)	(3.61)	(2.73)	(2.42)	(3.14)

Net asset value, end of period	$24.26		$26.21	$30.99	$23.36	$28.31	$28.41

Total returnB	3.65	%C	(5.72)%	52.65%	(9.23)%	10.15%	1.54%

Ratios and supplemental data:
Net assets, end of period	$1,157,948,877		$1,094,080,159	$1,242,662,760	$1,008,088,807	$739,517,062	$571,236,567
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.60	%D	0.60%	0.60%	0.62%	0.60%	0.59%
Expenses, net of reimbursements and/or recoupments	0.60	%D	0.60%	0.60%	0.59%	0.58%	0.58%
Net investment income, before expense reimbursements and/or recoupments	1.86	%D	1.49%	1.31%	1.90%	2.07%	1.75%
Net investment income, net of reimbursements and/or recoupments	1.86	%D	1.49%	1.31%	1.93%	2.09%	1.76%
Portfolio turnover rate	13	%C	25%	23%	67%	23%	23%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

42

[THIS PAGE INTENTIONALLY LEFT BLANK]

43

[THIS PAGE INTENTIONALLY LEFT BLANK]

44

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/23

American Beacon®
FUNDS

2023 SEMI-ANNUAL REPORT

April 30, 2023

SMALL CAP VALUE FUND

SCV 0423

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2023

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

“Don’t rock the boat.” How many times have we heard that phrase, applied to almost every facet of our daily lives?

For many of us, that proverbial boat is almost certain to rock despite our best efforts to keep it steady. Forces we cannot control will move it forward, backward and sideways – pushing us off our desired trajectory during stormy seas and preventing us from reaching the safety of the harbor.

However, by carefully planning, fine-tuning and adjusting our courses over time, we can help steady the boat and increase our chances of safely reaching our destination. The same can also be said about our investment portfolios. If we make prudent adjustments as we seek to preserve and grow our savings – especially during periods of geopolitical and economic uncertainty – we’ll be better able to withstand the tempests we encounter along the way.

To help your investment portfolio weather storms over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to better manage your evolving financial needs and goals. By investing across different investment styles and asset classes, you may be able to help mitigate financial risks in your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. Through careful planning, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned -2.37% for the six months ended April 30, 2023, outperforming the Russell 2000® Value Index (the “Index”) return of -6.72% for the same period.

Total Returns for the Period ended April 30, 2023

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AVFIX	-2.20%	-0.30%	20.16%	5.17%	8.14%
Y Class (1,6)	ABSYX	-2.26%	-0.41%	20.06%	5.08%	8.04%
Investor Class (1,6)	AVPAX	-2.37%	-0.66%	19.75%	4.82%	7.78%
Advisor Class (1,6)	AASSX	-2.44%	-0.79%	19.58%	4.66%	7.61%
A without Sales Charge (1,2,6)	ABSAX	-2.40%	-0.72%	19.65%	4.72%	7.68%
A with Sales Charge (1,2,6)	ABSAX	-8.02%	-6.42%	17.31%	3.49%	7.04%
C without Sales Charge (1,3,6)	ASVCX	-2.81%	-1.50%	18.78%	3.97%	7.06%
C with Sales Charge (1,3,6)	ASVCX	-3.81%	-2.50%	18.78%	3.97%	7.06%
R6 Class (1,4,6)	AASRX	-2.20%	-0.27%	20.21%	5.20%	8.15%

Russell 2000® Value Index (5)		-6.72%	-7.99%	15.44%	3.66%	6.96%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.

A portion of the fees charged to the A Class of the Fund was waived in 2013 and 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2013 and 2014. The maximum sales charge for A Class is 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2013, fully recovered in 2015, and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown in 2013 and 2018. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the ten-year period represents the returns achieved by the R5 Class from 4/30/2013 through 2/28/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/2013.

5.

The Russell 2000® Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Small Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 2000 Index and the Russell 2000 Value Index (the “Indexes”) vest in the relevant LSE Group company which owns the Indexes. Russell 2000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Indexes for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.79%, 0.86%, 1.12%, 1.28%, 1.21%, 1.93%, and 0.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2023 (Unaudited)

The Fund outperformed the Index due to sector allocation and security selection during the period.

From a sector allocation perspective, an overweight allocation to the Industrials sector and underweight allocations to the Financials and Health Care sectors contributed positively to relative performance. Conversely, an underweight allocation to the Utilities sector detracted slightly from relative performance.

From a stock selection standpoint, the Fund’s investments in the Financials, Health Care and Information Technology sectors contributed to relative performance. In the Financials sector, contributors included Evercore, Inc., Class A (up 15.8%) and ENSTAR Group Ltd. (up 20.2%). Contributors in the Health Care sector included Encompass Health Corp. (up 17.6%) and Alkermes PLC (up 24.9%). Additionally, owning Super Micro Computer, Inc. (up 53.1%) and Kulicke & Soffa Industries, Inc. (up 14.9%) in the Information Technology sector contributed. The aforementioned performance was somewhat offset by negative stock selection in the Consumer Discretionary sector. Detractors from relative performance in this sector included Funko, Inc., Class A (down 56.8%) and American Axle & Manufacturing Holdings, Inc. (down 26.4%).

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the long term.

Top Ten Holdings* (% Net Assets)
Flowserve Corp.		1.5
Adient PLC		1.2
Columbia Banking System, Inc.		1.1
ATI, Inc.		1.0
F5, Inc.		1.0
Kaiser Aluminum Corp.		1.0
Texas Capital Bancshares, Inc.		1.0
Agree Realty Corp.		0.9
Expro Group Holdings NV		0.9
Super Micro Computer, Inc.		0.9

* Excludes cash and cash equivalents.

Total Fund Holdings	503

Sector Allocation (% Equities)
Financials		22.0
Industrials		22.0
Consumer Discretionary		14.0
Information Technology		9.9
Materials		7.9
Energy		7.1
Real Estate		4.6
Health Care		3.6
Consumer Staples		3.4
Utilities		3.0
Communication Services		2.5

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2023 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2022 through April 30, 2023.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2023 (Unaudited)

American Beacon Small Cap Value Fund

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022-4/30/2023*
R5 Class
Actual	$1,000.00	$978.00	$3.87
Hypothetical**	$1,000.00	$1,020.88	$3.96
Y Class
Actual	$1,000.00	$977.40	$4.22
Hypothetical**	$1,000.00	$1,020.53	$4.31
Investor Class
Actual	$1,000.00	$976.30	$5.49
Hypothetical**	$1,000.00	$1,019.24	$5.61
Advisor Class
Actual	$1,000.00	$975.60	$6.22
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$976.00	$5.93
Hypothetical**	$1,000.00	$1,018.79	$6.06
C Class
Actual	$1,000.00	$971.90	$9.39
Hypothetical**	$1,000.00	$1,015.27	$9.59
R6 Class
Actual	$1,000.00	$978.00	$3.73
Hypothetical**	$1,000.00	$1,021.03	$3.81

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.86%, 1.13%, 1.28%, 1.21%, 1.93%, and 0.77% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47%

Communication Services - 2.39%

Diversified Telecommunication Services - 0.05%
ATN International, Inc.	31,133	$1,126,081
EchoStar Corp., Class AA	68,890	1,175,952

		2,302,033

Entertainment - 0.54%
IMAX Corp.A	362,410	7,592,489
Lions Gate Entertainment Corp., Class AA	653,746	7,518,079
Lions Gate Entertainment Corp., Class BA	700,310	7,472,308
Marcus Corp.	44,851	785,790

		23,368,666

Interactive Media & Services - 0.11%
Ziff Davis, Inc.A	65,836	4,815,245

Media - 1.69%
John Wiley & Sons, Inc., Class A	90,582	3,493,748
Magnite, Inc.A	612,370	5,756,278
Scholastic Corp.	296,671	11,412,933
Stagwell, Inc.A	5,734,549	35,668,895
TEGNA, Inc.	896,804	15,335,348
Thryv Holdings, Inc.A	61,533	1,382,031

		73,049,233

Total Communication Services		103,535,177

Consumer Discretionary - 13.53%

Automobile Components - 3.42%
Adient PLCA	1,410,703	52,111,369
American Axle & Manufacturing Holdings, Inc.A	2,880,056	20,592,400
Dana, Inc.	945,401	13,982,481
Gentex Corp.	419,716	11,579,964
Gentherm, Inc.A	594,653	35,471,051
Goodyear Tire & Rubber Co.A	405,053	4,321,916
LCI Industries	49,361	5,575,819
Patrick Industries, Inc.	44,663	3,065,222
Standard Motor Products, Inc.	38,848	1,398,916

		148,099,138

Automobiles - 0.43%
Thor Industries, Inc.	191,867	15,161,330
Winnebago Industries, Inc.	61,643	3,583,924

		18,745,254

Broadline Retail - 0.37%
Kohl’s Corp.	249,101	5,487,695
Ollie’s Bargain Outlet Holdings, Inc.A	161,386	10,530,437

		16,018,132

Distributors - 0.03%
Funko, Inc., Class AA B	115,035	1,134,245

Diversified Consumer Services - 0.68%
Adtalem Global Education, Inc.A	433,137	17,572,368
Graham Holdings Co., Class B	10,135	5,833,402
Perdoceo Education Corp.A	132,532	1,720,265
Strategic Education, Inc.	47,782	4,204,816

		29,330,851

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Consumer Discretionary - 13.53% (continued)

Hotels, Restaurants & Leisure - 1.10%
Bloomin’ Brands, Inc.	173,403	$4,295,192
Bluegreen Vacations Holding Corp.B	31,768	914,601
Chuy’s Holdings, Inc.A	45,912	1,601,411
Cracker Barrel Old Country Store, Inc.B	38,115	4,046,288
El Pollo Loco Holdings, Inc.	175,032	1,631,298
Genius Sports Ltd.A	1,120,502	4,157,062
International Game Technology PLCB	1,041,474	29,307,078
Monarch Casino & Resort, Inc.	23,032	1,597,500

		47,550,430

Household Durables - 3.10%
Beazer Homes USA, Inc.A	57,700	1,229,587
Cavco Industries, Inc.A	26,215	7,870,267
Century Communities, Inc.	82,342	5,544,910
Dream Finders Homes, Inc., Class AA B	59,600	908,900
Ethan Allen Interiors, Inc.	50,012	1,396,835
GoPro, Inc., Class AA	853,918	3,654,769
Green Brick Partners, Inc.A	116,075	4,326,115
KB Home	221,254	9,695,350
La-Z-Boy, Inc.	85,039	2,443,171
LGI Homes, Inc.A	63,335	7,524,198
Lovesac Co.A B	127,615	3,354,998
M/I Homes, Inc.A	82,606	5,587,470
MDC Holdings, Inc.	178,126	7,297,822
Meritage Homes Corp.	144,368	18,486,323
Newell Brands, Inc.	1,898,052	23,061,332
Sonos, Inc.A	185,504	3,921,555
Taylor Morrison Home Corp.A	220,602	9,505,740
Toll Brothers, Inc.	114,923	7,344,729
Tri Pointe Homes, Inc.A	376,871	10,808,660

		133,962,731

Leisure Products - 0.51%
Brunswick Corp.	219,760	18,633,450
Malibu Boats, Inc., Class AA	40,085	2,274,824
MasterCraft Boat Holdings, Inc.A	35,083	1,026,880

		21,935,154

Specialty Retail - 3.11%
Academy Sports & Outdoors, Inc.	154,772	9,831,118
America’s Car-Mart, Inc.A	12,600	1,012,914
American Eagle Outfitters, Inc.	363,970	4,873,558
Asbury Automotive Group, Inc.A	48,916	9,463,289
Buckle, Inc.	98,853	3,314,541
Caleres, Inc.	70,783	1,613,852
Camping World Holdings, Inc., Class A	116,173	2,601,114
Chico’s FAS, Inc.A	246,696	1,243,348
Citi Trends, Inc.A	91,881	1,585,866
Foot Locker, Inc.	184,038	7,727,756
Group 1 Automotive, Inc.	46,059	10,339,324
Guess?, Inc.	105,686	1,992,181
Haverty Furniture Cos., Inc.	27,303	822,913
Hibbett, Inc.	25,140	1,365,856
Leslie’s, Inc.A	252,618	2,740,905
Monro, Inc.	288,934	14,123,094
ODP Corp.A	324,442	14,019,139
OneWater Marine, Inc., Class AA B	14,838	391,723

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Consumer Discretionary - 13.53% (continued)

Specialty Retail - 3.11% (continued)
RHA	7,485	$1,909,648
Sally Beauty Holdings, Inc.A	211,756	3,013,288
Shoe Carnival, Inc.	49,975	1,161,919
Signet Jewelers Ltd.B	89,642	6,595,858
Sonic Automotive, Inc., Class A	402,320	17,911,287
Upbound Group, Inc.	79,721	2,125,362
Urban Outfitters, Inc.A	278,969	7,548,901
Victoria’s Secret & Co.A	111,226	3,449,118
Warby Parker, Inc., Class AA	174,406	1,836,495

		134,614,367

Textiles, Apparel & Luxury Goods - 0.78%
Capri Holdings Ltd.A	237,413	9,852,639
Carter’s, Inc.B	126,715	8,840,906
Levi Strauss & Co., Class AB	382,086	5,524,964
Movado Group, Inc.	31,012	794,527
Oxford Industries, Inc.	5,241	540,819
Skechers USA, Inc., Class AA	153,420	8,160,410

		33,714,265

Total Consumer Discretionary		585,104,567

Consumer Staples - 3.30%

Beverages - 0.16%
Boston Beer Co., Inc., Class AA	21,658	6,876,632

Consumer Staples Distribution & Retail - 0.27%
Andersons, Inc.	95,265	4,258,346
Chefs’ Warehouse, Inc.A	93,967	3,125,342
Ingles Markets, Inc., Class A	40,975	3,771,339
SpartanNash Co.	29,685	727,876

		11,882,903

Food Products - 2.29%
Darling Ingredients, Inc.A	475,605	28,331,790
Fresh Del Monte Produce, Inc.	285,581	8,199,031
Ingredion, Inc.	65,538	6,958,169
J&J Snack Foods Corp.	219,929	33,693,123
Mission Produce, Inc.A	2,960	33,211
Seneca Foods Corp., Class AA	12,054	573,770
Simply Good Foods Co.A	158,389	5,760,608
SunOpta, Inc.A	1,814,347	15,421,950

		98,971,652

Personal Products - 0.40%
Edgewell Personal Care Co.	320,431	13,993,222
Herbalife Ltd.A	227,655	3,382,953

		17,376,175

Tobacco - 0.18%
Universal Corp.	140,796	7,728,292

Total Consumer Staples		142,835,654

Energy - 6.88%

Energy Equipment & Services - 2.73%
Bristow Group, Inc.A	55,274	1,236,480
Cactus, Inc., Class A	126,188	5,108,090

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Energy - 6.88% (continued)

Energy Equipment & Services - 2.73% (continued)
ChampionX Corp.	688,692	$18,649,779
Dril-Quip, Inc.A	251,505	6,861,057
Expro Group Holdings NVA	1,958,933	38,963,177
Helix Energy Solutions Group, Inc.A	987,822	7,161,710
Liberty Energy, Inc.	496,709	6,362,842
NexTier Oilfield Solutions, Inc.A	334,400	2,701,952
Oil States International, Inc.A	126,000	887,040
Patterson-UTI Energy, Inc.	1,579,548	17,675,142
RPC, Inc.	400,300	2,958,217
Select Energy Services, Inc., Class A	158,431	1,177,142
Transocean Ltd.A B	1,415,392	8,350,813

		118,093,441

Oil, Gas & Consumable Fuels - 4.15%
Arch Resources, Inc.	25,041	3,061,262
Berry Corp.	1,728,088	13,202,592
CNX Resources Corp.A	916,367	14,231,180
Comstock Resources, Inc.B	394,981	4,542,282
CONSOL Energy, Inc.	68,500	4,064,790
Delek U.S. Holdings, Inc.	708,387	15,407,417
Earthstone Energy, Inc., Class AA	152,000	2,061,120
Equitrans Midstream Corp.	1,770,503	9,118,090
Frontline PLC	241,099	3,729,802
Kinetik Holdings, Inc.B	58,387	1,798,320
Kosmos Energy Ltd.A	5,157,175	33,005,920
Murphy Oil Corp.	631,806	23,193,598
Northern Oil & Gas, Inc.B	153,251	5,083,336
Par Pacific Holdings, Inc.A	111,600	2,614,788
PBF Energy, Inc., Class A	70,761	2,466,729
Peabody Energy Corp.A	283,857	6,818,245
Range Resources Corp.	477,606	12,632,679
Ranger Oil Corp., Class A	124,278	5,120,254
REX American Resources Corp.A	34,284	969,894
Riley Exploration Permian, Inc.	38,019	1,597,178
Sitio Royalties Corp., Class A	182,955	4,645,227
Viper Energy Partners LP	299,321	8,812,010
W&T Offshore, Inc.A	282,355	1,233,891

		179,410,604

Total Energy		297,504,045

Financials - 21.21%

Banks - 11.49%
Amalgamated Financial Corp.	56,594	921,350
Ameris Bancorp	127,633	4,275,705
Associated Banc-Corp.	394,800	7,039,284
Atlantic Union Bankshares Corp.	137,533	3,936,194
Axos Financial, Inc.A	37,440	1,522,685
Bank of NT Butterfield & Son Ltd.	878,186	22,595,726
Bank OZK	167,700	5,990,244
Banner Corp.	112,983	5,640,111
Berkshire Hills Bancorp, Inc.	44,784	952,556
Brookline Bancorp, Inc.	111,704	1,065,656
Byline Bancorp, Inc.	54,544	1,055,426
Cadence Bank	339,300	6,860,646
Capitol Federal Financial, Inc.	1,423,486	8,825,613
Capstar Financial Holdings, Inc.	129,770	1,736,323

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Financials - 21.21% (continued)

Banks - 11.49% (continued)
Cathay General Bancorp	133,477	$4,253,912
Central Pacific Financial Corp.	134,430	2,134,748
CNB Financial Corp.	30,727	576,439
Columbia Banking System, Inc.	2,232,593	47,688,186
CrossFirst Bankshares, Inc.A	70,996	712,090
CVB Financial Corp.	227,118	3,399,956
Enterprise Financial Services Corp.	36,107	1,543,935
Equity Bancshares, Inc., Class A	15,732	370,489
Farmers National Banc Corp.	49,634	580,221
FB Financial Corp.	44,317	1,304,249
First BanCorp	322,013	6,268,210
First Bancshares, Inc.	34,954	877,345
First Busey Corp.	101,703	1,848,961
First Commonwealth Financial Corp.	147,549	1,841,412
First Financial Bancorp	174,534	3,612,854
First Financial Corp.	12,452	430,217
First Hawaiian, Inc.	467,115	8,926,568
First Interstate BancSystem, Inc., Class A	435,805	11,152,250
First Merchants Corp.	302,313	8,821,493
FNB Corp.	516,121	5,925,069
Fulton Financial Corp.	307,237	3,665,337
Glacier Bancorp, Inc.	291,298	9,679,833
Great Southern Bancorp, Inc.	7,841	398,950
Hancock Whitney Corp.	88,836	3,244,291
Hanmi Financial Corp.	44,348	716,664
HarborOne Bancorp, Inc.	320,279	3,442,999
Heartland Financial USA, Inc.	78,154	2,544,694
Heritage Commerce Corp.	559,848	4,758,708
Heritage Financial Corp.	221,150	3,894,451
Hilltop Holdings, Inc.	157,937	4,899,206
HomeTrust Bancshares, Inc.	29,200	609,404
Independent Bank Corp.	66,843	2,909,242
International Bancshares Corp.	90,604	3,866,073
Kearny Financial Corp.	99,208	772,830
Lakeland Bancorp, Inc.	40,682	583,380
Live Oak Bancshares, Inc.	360,904	8,502,898
Luther Burbank Corp.	227,597	2,057,477
Mercantile Bank Corp.	29,404	825,076
Midland States Bancorp, Inc.	40,905	818,100
MidWestOne Financial Group, Inc.	18,377	380,404
National Bank Holdings Corp., Class A	146,607	4,662,103
Nicolet Bankshares, Inc.A	17,290	990,890
Northfield Bancorp, Inc.	86,200	898,204
Northwest Bancshares, Inc.	233,752	2,732,561
OceanFirst Financial Corp.	108,884	1,742,144
OFG Bancorp	1,241,392	31,742,393
Old National Bancorp	2,050,010	27,490,634
Origin Bancorp, Inc.	30,300	891,729
Pacific Premier Bancorp, Inc.	111,772	2,485,809
Peapack-Gladstone Financial Corp.	32,796	871,062
Peoples Bancorp, Inc.	52,372	1,364,814
Popular, Inc.	599,347	35,966,813
Preferred Bank	15,500	745,240
Premier Financial Corp.	51,824	860,797
Provident Financial Services, Inc.	133,809	2,338,981
QCR Holdings, Inc.	24,552	1,016,453

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Financials - 21.21% (continued)

Banks - 11.49% (continued)
Renasant Corp.	103,104	$2,899,284
S&T Bancorp, Inc.	71,738	1,974,947
Sandy Spring Bancorp, Inc.	368,090	8,274,663
Seacoast Banking Corp. of Florida	260,004	5,769,489
Simmons First National Corp., Class A	190,279	3,179,562
SmartFinancial, Inc.	24,601	529,906
SouthState Corp.	57,819	3,988,355
Synovus Financial Corp.	132,400	4,077,920
Texas Capital Bancshares, Inc.A	859,881	43,209,020
Triumph Financial, Inc.A	193,567	10,057,741
TrustCo Bank Corp. NY	37,527	1,119,806
Trustmark Corp.	112,240	2,681,414
UMB Financial Corp.	117,461	7,471,694
United Community Banks, Inc.	393,810	9,805,869
Univest Financial Corp.	53,896	1,084,388
Valley National Bancorp	1,032,778	9,687,458
Washington Federal, Inc.	120,372	3,375,231
Webster Financial Corp.	93,622	3,492,101
WesBanco, Inc.	108,909	2,899,158
Westamerica Bancorp	208,830	8,459,703
WSFS Financial Corp.	87,993	3,094,714

		497,189,190

Capital Markets - 2.36%
Cohen & Steers, Inc.	274,784	16,503,527
Evercore, Inc., Class A	287,815	32,831,057
Federated Hermes, Inc.	370,991	15,355,317
Lazard Ltd., Class A	194,004	6,072,325
Oppenheimer Holdings, Inc., Class A	21,400	800,146
Perella Weinberg Partners	430,874	3,403,905
Stifel Financial Corp.	220,597	13,229,202
Victory Capital Holdings, Inc., Class A	135,109	4,126,229
Virtu Financial, Inc., Class A	140,100	2,809,005
Virtus Investment Partners, Inc.	13,480	2,456,191
WisdomTree, Inc.B	700,989	4,374,171

		101,961,075

Consumer Finance - 1.47%
Bread Financial Holdings, Inc.	127,759	3,526,148
Encore Capital Group, Inc.A	34,812	1,788,641
Enova International, Inc.A	62,028	2,724,270
EZCORP, Inc., Class AA	103,951	895,018
Navient Corp.	310,456	5,134,942
Nelnet, Inc., Class A	40,365	3,887,150
PRA Group, Inc.A	43,001	1,559,646
PROG Holdings, Inc.A	217,621	6,578,683
SLM Corp.	2,508,593	37,679,067

		63,773,565

Financial Services - 2.18%
A-Mark Precious Metals, Inc.	34,003	1,217,307
Cannae Holdings, Inc.A	231,274	4,218,438
Essent Group Ltd.	470,579	19,985,490
Euronet Worldwide, Inc.A	241,062	26,695,206
Jackson Financial, Inc., Class A	163,788	5,898,006
Merchants Bancorp	62,768	1,456,218

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Financials - 21.21% (continued)

Financial Services - 2.18% (continued)
MGIC Investment Corp.	585,936	$8,712,868
NMI Holdings, Inc., Class AA	164,873	3,858,028
PennyMac Financial Services, Inc.	98,785	6,173,075
Radian Group, Inc.	329,004	7,984,927
WEX, Inc.A	44,743	7,935,171

		94,134,734

Insurance - 3.37%
Ambac Financial Group, Inc.A	82,791	1,320,516
American Equity Investment Life Holding Co.	169,028	6,514,339
Assured Guaranty Ltd.	131,299	7,073,077
Axis Capital Holdings Ltd.	148,588	8,401,166
Brighthouse Financial, Inc.A	150,127	6,635,613
CNO Financial Group, Inc.	392,805	8,814,544
Donegal Group, Inc., Class A	53,016	746,465
Employers Holdings, Inc.	53,637	2,123,489
Enstar Group Ltd.A	131,626	31,669,216
First American Financial Corp.	277,371	15,979,343
Genworth Financial, Inc., Class AA	979,123	5,688,705
Global Indemnity Group LLC, Class A	335,812	9,349,006
Horace Mann Educators Corp.	548,619	17,160,802
Kemper Corp.	92,971	4,523,039
National Western Life Group, Inc., Class A	5,020	1,280,000
ProAssurance Corp.	93,107	1,672,202
Safety Insurance Group, Inc.	5,953	435,105
Selective Insurance Group, Inc.	83,718	8,064,555
Stewart Information Services Corp.	46,059	1,918,357
White Mountains Insurance Group Ltd.	4,362	6,246,995

		145,616,534

Mortgage Real Estate Investment Trusts (REITs) - 0.34%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.B	526,449	14,940,623

Total Financials		917,615,721

Health Care - 3.49%

Biotechnology - 0.30%
Alkermes PLCA	454,294	12,970,094

Health Care Equipment & Supplies - 0.71%
CONMED Corp.	14,910	1,872,249
Embecta Corp.	140,251	3,891,965
Enovis Corp.A	93,965	5,473,461
Globus Medical, Inc., Class AA	129,389	7,522,677
Merit Medical Systems, Inc.A	27,374	2,225,232
Omnicell, Inc.A	156,804	9,528,979

		30,514,563

Health Care Providers & Services - 1.49%
Acadia Healthcare Co., Inc.A	104,346	7,543,172
Amedisys, Inc.A	69,433	5,575,470
AMN Healthcare Services, Inc.A	85,500	7,382,925
Cross Country Healthcare, Inc.A	73,574	1,617,156
Encompass Health Corp.	353,591	22,682,863
ModivCare, Inc.A	51,880	3,299,568

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Health Care - 3.49% (continued)

Health Care Providers & Services - 1.49% (continued)
National HealthCare Corp.	27,348	$1,583,723
R1 RCM, Inc.A	947,078	14,764,946

		64,449,823

Health Care Technology - 0.36%
Evolent Health, Inc., Class AA	425,770	15,502,286

Pharmaceuticals - 0.63%
Perrigo Co. PLC	736,334	27,384,261

Total Health Care		150,821,027

Industrials - 21.17%

Aerospace & Defense - 1.45%
AeroVironment, Inc.A	96,367	9,703,193
BWX Technologies, Inc.	486,323	31,406,740
Kaman Corp.	433,050	9,557,414
Mercury Systems, Inc.A	132,681	6,324,903
Spirit AeroSystems Holdings, Inc., Class A	186,670	5,555,299

		62,547,549

Air Freight & Logistics - 0.69%
Air Transport Services Group, Inc.A	1,321,126	26,832,069
Hub Group, Inc., Class AA	38,433	2,897,848

		29,729,917

Building Products - 2.45%
Apogee Enterprises, Inc.	572,488	24,365,089
Armstrong World Industries, Inc.	5,663	388,822
AZEK Co., Inc.A	266,171	7,223,881
Gibraltar Industries, Inc.A	654,835	32,767,943
Griffon Corp.	105,200	2,992,940
Masonite International Corp.A	313,340	28,642,409
Quanex Building Products Corp.	64,276	1,227,672
UFP Industries, Inc.	79,109	6,211,639
Zurn Elkay Water Solutions Corp.	105,555	2,274,710

		106,095,105

Commercial Services & Supplies - 2.01%
ACCO Brands Corp.	170,845	782,470
Aris Water Solutions, Inc., Class AB	535,760	3,894,975
Brink’s Co.	230,320	14,475,612
Deluxe Corp.	678,684	10,282,063
Harsco Corp.A	2,448,488	16,821,112
Healthcare Services Group, Inc.	874,396	13,649,322
Interface, Inc.	1,470,854	11,531,495
MillerKnoll, Inc.	815,940	13,879,139
Quad/Graphics, Inc.A	481,638	1,680,917

		86,997,105

Construction & Engineering - 2.42%
Arcosa, Inc.	28,006	1,891,525
Dycom Industries, Inc.A	65,509	6,067,444
EMCOR Group, Inc.	79,372	13,572,612
Fluor Corp.A	906,551	26,344,372
Granite Construction, Inc.	191,999	7,320,922
Matrix Service Co.A	154,938	737,505
MDU Resources Group, Inc.	602,732	17,611,829

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Industrials - 21.17% (continued)

Construction & Engineering - 2.42% (continued)
WillScot Mobile Mini Holdings Corp.A	686,985	$31,189,119

		104,735,328

Electrical Equipment - 0.88%
Encore Wire Corp.	37,070	5,795,153
EnerSys	380,879	31,601,531
GrafTech International Ltd.	150,404	708,403

		38,105,087

Ground Transportation - 0.44%
ArcBest Corp.	48,174	4,547,626
Covenant Logistics Group, Inc.	20,000	787,800
Ryder System, Inc.	99,403	7,868,741
Schneider National, Inc., Class B	184,362	4,824,753
Universal Logistics Holdings, Inc.	42,301	1,082,906

		19,111,826

Machinery - 5.98%
Allison Transmission Holdings, Inc.	582,705	28,430,177
Astec Industries, Inc.	116,124	4,793,599
Barnes Group, Inc.	331,647	13,939,123
Crane NXT Co.	39,948	1,891,937
Energy Recovery, Inc.A	63,448	1,429,483
Enerpac Tool Group Corp.	1,277,089	30,343,635
EnPro Industries, Inc.	45,187	4,259,779
Flowserve Corp.	1,901,086	63,477,262
Greenbrier Cos., Inc.	1,196,140	31,637,903
Hillenbrand, Inc.	138,216	6,305,414
Hyster-Yale Materials Handling, Inc.	14,155	745,402
Kennametal, Inc.	836,713	21,721,069
Lindsay Corp.	34,979	4,223,364
Manitowoc Co., Inc.A	50,259	768,460
Miller Industries, Inc.	119,424	3,893,222
Mueller Industries, Inc.	112,213	8,062,504
Proto Labs, Inc.A	97,162	2,795,351
Standex International Corp.	132,112	16,224,675
Tennant Co.	168,697	12,891,825
Terex Corp.	9,054	403,718
Wabash National Corp.	18,549	476,153

		258,714,055

Marine Transportation - 1.11%
Eagle Bulk Shipping, Inc.B	26,536	1,186,690
Genco Shipping & Trading Ltd.	82,024	1,263,990
Kirby Corp.A	466,825	33,536,708
Matson, Inc.	174,836	11,894,093

		47,881,481

Passenger Airlines - 0.22%
Alaska Air Group, Inc.A	145,033	6,303,134
SkyWest, Inc.A	112,955	3,014,504

		9,317,638

Professional Services - 2.12%
Heidrick & Struggles International, Inc.	42,246	1,060,797
Hudson Global, Inc.A	57,162	1,243,273

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Industrials - 21.17% (continued)

Professional Services - 2.12% (continued)
Huron Consulting Group, Inc.A	32,002	$2,713,449
KBR, Inc.	284,767	16,154,832
Kelly Services, Inc., Class A	68,270	1,120,311
Korn Ferry	626,392	30,079,344
ManpowerGroup, Inc.	378,366	28,646,090
Resources Connection, Inc.	66,300	967,317
TrueBlue, Inc.A	653,073	9,894,056

		91,879,469

Trading Companies & Distributors - 1.40%
Air Lease Corp.	215,180	8,654,540
Beacon Roofing Supply, Inc.A	128,300	7,721,094
BlueLinx Holdings, Inc.A	18,013	1,261,991
Boise Cascade Co.	99,556	6,800,670
GMS, Inc.A	82,310	4,778,919
MSC Industrial Direct Co., Inc., Class A	90,342	8,196,730
NOW, Inc.A	1,268,281	13,532,558
Rush Enterprises, Inc., Class A	49,820	2,645,940
Titan Machinery, Inc.A	125,256	3,926,776
Veritiv Corp.	27,081	3,110,794

		60,630,012

Total Industrials		915,744,572

Information Technology - 9.57%

Communications Equipment - 1.94%
ADTRAN Holdings, Inc.	349,161	3,184,348
Ciena Corp.A	317,070	14,597,903
CommScope Holding Co., Inc.A	310,807	1,532,278
Extreme Networks, Inc.A	85,289	1,516,438
F5, Inc.A	318,124	42,743,141
Infinera Corp.A B	2,589,408	16,390,953
Lumentum Holdings, Inc.A	64,831	3,128,096
NETGEAR, Inc.A	55,836	788,963

		83,882,120

Electronic Equipment, Instruments & Components - 3.80%
Arrow Electronics, Inc.A	123,441	14,125,354
Avnet, Inc.	406,562	16,774,748
Belden, Inc.	217,002	17,119,288
Benchmark Electronics, Inc.	69,420	1,482,117
Coherent Corp.A	753,246	25,715,818
FARO Technologies, Inc.A	264,225	6,169,654
Itron, Inc.A	426,814	22,791,867
Kimball Electronics, Inc.A	29,117	586,125
Methode Electronics, Inc.	227,432	9,322,438
National Instruments Corp.	194,571	11,329,869
nLight, Inc.A	425,418	3,730,916
Plexus Corp.A	146,876	12,847,244
ScanSource, Inc.A	48,899	1,337,388
TTM Technologies, Inc.A	201,648	2,381,463
Vishay Intertechnology, Inc.	255,575	5,441,192
Vishay Precision Group, Inc.A	228,995	8,596,472
Vontier Corp.	163,838	4,444,925

		164,196,878

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Information Technology - 9.57% (continued)

Semiconductors & Semiconductor Equipment - 2.25%
Alpha & Omega Semiconductor Ltd.A	20,847	$497,826
Cohu, Inc.A	678,178	22,949,543
Diodes, Inc.A	286,907	22,866,488
Kulicke & Soffa Industries, Inc.	754,392	35,954,323
MaxLinear, Inc.A	144,867	3,495,641
MKS Instruments, Inc.	59,611	4,999,574
Photronics, Inc.A	119,710	1,731,007
Synaptics, Inc.A	56,307	4,986,548

		97,480,950

Software - 0.53%
A10 Networks, Inc.	331,826	4,692,020
Adeia, Inc.	98,243	750,576
Progress Software Corp.	193,047	10,594,419
Zuora, Inc., Class AA	913,429	7,115,612

		23,152,627

Technology Hardware, Storage & Peripherals - 1.05%
Corsair Gaming, Inc.A	309,026	5,383,233
Super Micro Computer, Inc.A	378,226	39,876,367

		45,259,600

Total Information Technology		413,972,175

Materials - 7.63%

Chemicals - 2.31%
AdvanSix, Inc.	54,385	2,049,227
Avient Corp.	373,998	14,402,663
Cabot Corp.	378,722	27,177,091
Ecovyst, Inc.A	1,257,716	14,275,076
Element Solutions, Inc.	919,898	16,696,149
Koppers Holdings, Inc.	41,230	1,352,756
Livent Corp.A	281,042	6,140,768
Mativ Holdings, Inc.	90,766	1,758,137
Olin Corp.	162,175	8,984,495
Stepan Co.	9,458	872,028
Tronox Holdings PLC	445,373	6,097,156

		99,805,546

Containers & Packaging - 0.56%
Greif, Inc., Class A	50,474	3,169,262
O-I Glass, Inc.A	362,149	8,137,488
Sonoco Products Co.	217,904	13,209,341

		24,516,091

Metals & Mining - 4.51%
Alamos Gold, Inc., Class A	623,251	8,058,636
Alpha Metallurgical Resources, Inc.	31,406	4,602,863
ATI, Inc.A	1,099,053	42,445,427
Carpenter Technology Corp.	184,003	9,704,318
Coeur Mining, Inc.A	554,200	1,884,280
Elah Holdings, Inc.A	3,209	188,689
Ferroglobe PLCA	2,396,068	9,680,115
Hecla Mining Co.	934,567	5,654,130
Kaiser Aluminum Corp.	676,983	44,491,323
Largo, Inc.A B	77,644	367,256
Materion Corp.	246,925	26,744,447

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Materials - 7.63% (continued)

Metals & Mining - 4.51% (continued)
MP Materials Corp.A	182,230	$3,948,924
Olympic Steel, Inc.	22,000	1,024,540
Royal Gold, Inc.	164,518	21,788,764
Ryerson Holding Corp.	72,983	2,756,568
Schnitzer Steel Industries, Inc., Class A	186,897	5,399,454
SunCoke Energy, Inc.	164,560	1,280,277
TimkenSteel Corp.A	89,714	1,501,812
Warrior Met Coal, Inc.	101,935	3,523,893

		195,045,716

Paper & Forest Products - 0.25%
Clearwater Paper Corp.A	33,035	1,192,564
Louisiana-Pacific Corp.	102,753	6,138,464
Sylvamo Corp.	78,000	3,573,960

		10,904,988

Total Materials		330,272,341

Real Estate - 4.45%

Diversified REITs - 0.07%
Equity Commonwealth	84,317	1,747,048
GEO Group, Inc.A	177,600	1,337,328

		3,084,376

Health Care REITs - 0.18%
Physicians Realty Trust	539,508	7,779,705

Hotel & Resort REITs - 0.21%
Pebblebrook Hotel TrustB	88,550	1,260,067
Ryman Hospitality Properties, Inc.	15,962	1,431,153
Sunstone Hotel Investors, Inc.	685,897	6,536,598

		9,227,818

Industrial REITs - 0.88%
STAG Industrial, Inc.	988,016	33,464,102
Terreno Realty Corp.	74,060	4,561,355

		38,025,457

Office REITs - 0.31%
Cousins Properties, Inc.	536,818	11,708,001
Highwoods Properties, Inc.	77,272	1,771,074

		13,479,075

Real Estate Management & Development - 0.70%
Douglas Elliman, Inc.	505,380	1,612,162
Howard Hughes Corp.A	91,669	7,092,431
Newmark Group, Inc., Class A	92,890	588,923
RE/MAX Holdings, Inc., Class A	35,950	694,194
RMR Group, Inc., Class A	466,973	11,090,609
Seritage Growth Properties, Class AA	1,108,139	8,299,961
Tejon Ranch Co.A	49,007	846,841

		30,225,121

Retail REITs - 1.44%
Agree Realty Corp.	565,277	38,433,183
NETSTREIT Corp.	1,050,272	19,135,956

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.47% (continued)

Real Estate - 4.45% (continued)

Retail REITs - 1.44% (continued)
Urban Edge Properties	316,569	$4,644,067

		62,213,206

Specialized REITs - 0.66%
EPR Properties	46,830	1,964,987
Outfront Media, Inc.	885,519	14,752,746
PotlatchDeltic Corp.	183,373	8,477,334
Rayonier, Inc.	101,066	3,169,430

		28,364,497

Total Real Estate		192,399,255

Utilities - 2.85%

Electric Utilities - 1.13%
ALLETE, Inc.	474,934	29,626,383
Genie Energy Ltd., Class B	35,000	544,950
Portland General Electric Co.	368,896	18,673,516

		48,844,849

Gas Utilities - 0.59%
Chesapeake Utilities Corp.	61,263	7,565,980
Northwest Natural Holding Co.	213,159	10,009,947
Southwest Gas Holdings, Inc.	114,095	6,389,320
Spire, Inc.	24,182	1,637,847

		25,603,094

Multi-Utilities - 1.13%
Avista Corp.	771,258	33,989,340
NorthWestern Corp.	254,439	14,915,214

		48,904,554

Total Utilities		123,352,497

Total Common Stocks (Cost $3,899,108,514)		4,173,157,031

SHORT-TERM INVESTMENTS - 3.08% (Cost $133,155,004)

Investment Companies - 3.08%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	133,155,004	133,155,004

SECURITIES LENDING COLLATERAL - 0.40% (Cost $17,580,330)

Investment Companies - 0.40%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	17,580,330	17,580,330

TOTAL INVESTMENTS - 99.95% (Cost $4,049,843,848)		4,323,892,365
OTHER ASSETS, NET OF LIABILITIES - 0.05%		2,004,301

TOTAL NET ASSETS - 100.00%		$4,325,896,666

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2023 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

Long Futures Contracts Open on April 30, 2023:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	1,498	June 2023	$133,395,560	$132,932,520	$(463,040)

			$133,395,560	$132,932,520	$(463,040)

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,173,157,031	$-	$-	$4,173,157,031
Short-Term Investments	133,155,004	-	-	133,155,004
Securities Lending Collateral	17,580,330	-	-	17,580,330

Total Investments in Securities - Assets	$4,323,892,365	$-	$-	$4,323,892,365

Financial Derivative Instruments - Liabilities
Futures Contracts	$(463,040)	$-	$-	$(463,040)

Total Financial Derivative Instruments - Liabilities	$(463,040)	$-	$-	$(463,040)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

19

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$4,173,157,031
Investments in affiliated securities, at fair value‡	150,735,334
Cash	3,997
Cash collateral held at broker for futures contracts	11,415,000
Dividends and interest receivable	2,343,481
Deposits with broker for futures contracts	1,639,677
Receivable for investments sold	19,017,817
Receivable for fund shares sold	5,566,470
Prepaid expenses	91,818

Total assets	4,363,970,625

Liabilities:
Payable for investments purchased	11,583,109
Payable for fund shares redeemed	5,183,299
Management and sub-advisory fees payable (Note 2)	2,652,860
Service fees payable (Note 2)	75,823
Transfer agent fees payable (Note 2)	58,010
Payable upon return of securities loaned (Note 9)§	17,580,330
Custody and fund accounting fees payable	111,939
Professional fees payable	58,723
Payable for prospectus and shareholder reports	209,264
Payable for variation margin from open futures contracts (Note 5)	460,365
Other liabilities	100,237

Total liabilities	38,073,959

Net assets	$4,325,896,666

Analysis of net assets:
Paid-in-capital	$4,049,954,674
Total distributable earnings (deficits)A	275,941,992

Net assets	$4,325,896,666

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	91,186,037

Y Class	18,450,798

Investor Class	12,533,844

Advisor Class	1,404,008

A Class	1,917,726

C Class	405,295

R6 Class	69,840,869

Net assets:
R5 Class	$2,030,361,571

Y Class	$402,026,618

Investor Class	$263,336,143

Advisor Class	$29,003,140

A Class	$39,151,255

C Class	$7,663,320

R6 Class	$1,554,354,619

Net asset value, offering and redemption price per share:
R5 Class	$22.27

Y Class	$21.79

Investor Class	$21.01

Advisor Class	$20.66

A Class	$20.42

A Class (offering price)	$21.67

C Class	$18.91

R6 Class	$22.26

† Cost of investments in unaffiliated securities	$3,899,108,514
‡ Cost of investments in affiliated securities	$150,735,334
§ Fair value of securities on loan	$70,094,494

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2023 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$41,995,445
Dividend income from affiliated securities (Note 2)	4,108,743
Interest income	272,530
Income derived from securities lending (Note 9)	76,633

Total investment income	46,453,351

Expenses:
Management and sub-advisory fees (Note 2)	15,818,531
Transfer agent fees:
R5 Class (Note 2)	353,816
Y Class (Note 2)	219,991
Investor Class	13,635
Advisor Class	2,782
A Class	3,363
C Class	2,080
R6 Class	30,238
Custody and fund accounting fees	236,867
Professional fees	218,023
Registration fees and expenses	69,761
Service fees (Note 2):
Investor Class	496,334
Advisor Class	38,857
A Class	41,416
C Class	5,050
Distribution fees (Note 2):
Advisor Class	38,857
A Class	53,405
C Class	42,743
Prospectus and shareholder report expenses	253,681
Trustee fees (Note 2)	171,105
Loan expense (Note 10)	12,945
Other expenses	239,261

Total expenses	18,362,741

Net investment income	28,090,610

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	91,477,948
Commission recapture (Note 1)	45,497
Futures contracts	(10,519,148)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(215,071,193)
Futures contracts	(4,662,731)

Net (loss) from investments	(138,729,627)

Net (decrease) in net assets resulting from operations	$(110,639,017)

† Foreign taxes	$119,149

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

21

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$28,090,610	$41,822,911
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	81,004,297	832,578,342
Change in net unrealized (depreciation) of investments in unaffiliated securities and futures contracts	(219,733,924)	(1,085,926,628)

Net (decrease) in net assets resulting from operations	(110,639,017)	(211,525,375)

Distributions to shareholders:
Total retained earnings:
R5 Class	(326,083,778)	(357,424,073)
Y Class	(63,996,701)	(28,029,058)
Investor Class	(42,913,280)	(39,069,782)
Advisor Class	(4,957,456)	(3,807,082)
A Class	(6,416,908)	(6,970,754)
C Class	(1,424,006)	(1,119,552)
R6 Class	(231,084,710)	(202,391,660)

Net distributions to shareholders	(676,876,839)	(638,811,961)

Capital share transactions (Note 11):
Proceeds from sales of shares	752,171,134	1,257,113,565
Reinvestment of dividends and distributions	639,145,734	605,168,502
Cost of shares redeemed	(822,978,952)	(2,407,719,098)

Net increase (decrease) in net assets from capital share transactions	568,337,916	(545,437,031)

Net (decrease) in net assets	(219,177,940)	(1,395,774,367)

Net assets:
Beginning of period	4,545,074,606	5,940,848,973

End of period	$4,325,896,666	$4,545,074,606

See accompanying notes

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2023, the Trust consists of twenty-five active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; and Newton Investment Management North America, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2023 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$7,910,571
Sub-Advisory Fees	0.36%	7,907,960

Total	0.71%	$15,818,531

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2023, the Manager received securities lending fees of $8,976 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2023, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$519,489

As of April 30, 2023, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$35,560

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $94,373 for the period ended April 30, 2023.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund listed below held the following shares with an April 30, 2023 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2023 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2023 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$133,155,004	$-	$-	$4,108,743	$133,155,004
U.S. Government Money Market Select	Securities Lending	Small Cap Value	17,580,330	-	-	N/A	17,580,330

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2023, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$97,848	$4,587	$102,435

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2023, the Fund participated as a lender by loaning an average amount of $3,256,309 for 107 days at an average interest rate of 5.07% with interest charges earned of $49,849. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2023, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2023 there were no waived fees, expenses reimbursed, or recouped expenses.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2023, RID collected $757 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2023, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2023, there were no CDSC fees collected for the C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S.

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2023, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2023
Small Cap Value	1,686

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(463,040)	$(463,040)

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2023:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(10,519,148)	$(10,519,148)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(4,662,731)	$(4,662,731)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2023.

Offsetting of Financial and Derivative Assets as of April 30, 2023:
	Assets	Liabilities
Futures Contracts(1)	$-	$463,040

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$463,040

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(463,040)

	Remaining Contractual Maturity of the Agreements As of April 30, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$17,580,330	$-	$-	$-	$17,580,330

Total Borrowings	$17,580,330	$-	$-	$-	$17,580,330

Gross amount of recognized liabilities for securities lending transactions					$17,580,330

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions,

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

other significant policy changes. The U.S. Federal Reserve has started to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2023, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$4,143,536,898	$591,817,750	$(411,462,283)	$180,355,467

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2022, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2023 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,033,426,122	$1,085,261,102

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2023 were as follows:

Fund	Type of Transaction	October 31, 2022 Shares/Fair Value	Purchases	Sales	April 30, 2023 Shares/Fair Value
Small Cap Value	Direct	$179,000,571	$1,038,054,261	$1,083,899,828	$133,155,004
Small Cap Value	Securities Lending	19,585,521	89,866,583	91,871,774	17,580,330

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$70,094,494	$17,580,330	$53,552,461	$71,132,791

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

10.  Borrowing Arrangements

Effective November 11, 2022 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 9, 2023, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2023, the Fund did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,030,349	$242,454,224	14,609,426	$401,775,308
Reinvestment of dividends	13,677,213	303,497,363	11,929,156	334,851,407
Shares redeemed	(15,694,050)	(375,827,406)	(51,725,047)	(1,432,501,991)

Net increase (decrease) in shares outstanding	8,013,512	$170,124,181	(25,186,465)	$(695,875,276)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,244,453	$53,312,142	11,294,480	$297,266,327
Reinvestment of dividends	2,834,617	61,567,884	947,000	26,108,801
Shares redeemed	(2,852,825)	(67,591,315)	(4,356,048)	(115,861,624)

Net increase in shares outstanding	2,226,245	$47,288,711	7,885,432	$207,513,504

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,206,575	$27,401,841	2,268,052	$60,820,837
Reinvestment of dividends	1,985,940	41,625,307	1,371,166	36,678,687
Shares redeemed	(1,824,371)	(41,224,793)	(4,820,035)	(127,493,799)

Net increase (decrease) in shares outstanding	1,368,144	$27,802,355	(1,180,817)	$(29,994,275)

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2023 (Unaudited)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	275,764	$6,410,043	646,963	$17,496,956
Reinvestment of dividends	240,420	4,957,456	144,317	3,807,082
Shares redeemed	(411,900)	(9,318,951)	(609,666)	(15,724,384)

Net increase in shares outstanding	104,284	$2,048,548	181,614	$5,579,654

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	347,125	$7,814,527	485,535	$12,525,731
Reinvestment of dividends	311,738	6,353,229	265,394	6,924,127
Shares redeemed	(691,650)	(16,093,230)	(964,427)	(24,677,194)

Net (decrease) in shares outstanding	(32,787)	$(1,925,474)	(213,498)	$(5,227,336)

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	35,597	$769,950	71,426	$1,736,352
Reinvestment of dividends	74,042	1,401,614	45,316	1,112,972
Shares redeemed	(85,150)	(1,720,731)	(145,230)	(3,676,773)

Net increase (decrease) in shares outstanding	24,489	$450,833	(28,488)	$(827,449)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	17,219,036	$414,008,407	16,843,167	$465,492,054
Reinvestment of dividends	9,907,253	219,742,881	6,973,822	195,685,426
Shares redeemed	(13,498,055)	(311,202,526)	(26,289,532)	(687,783,333)

Net increase (decrease) in shares outstanding	13,628,234	$322,548,762	(2,472,543)	$(26,605,853)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

41

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022B	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$26.85		$31.19	$19.76	$23.13	$26.14	$29.51

Income (loss) from investment operations:
Net investment income	0.16		0.31	0.25	0.26	0.26	0.21
Net gains (losses) on investments (both realized and unrealized)	(0.77)		(1.25)	11.40	(3.18)	(0.25)	(0.94)

Total income (loss) from investment operations	(0.61)		(0.94)	11.65	(2.92)	0.01	(0.73)

Less distributions:
Dividends from net investment income	(0.40)		(0.24)	(0.22)	(0.29)	(0.18)	(0.15)
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)	(2.49)

Total distributions	(3.97)		(3.40)	(0.22)	(0.45)	(3.02)	(2.64)

Net asset value, end of period	$22.27		$26.85	$31.19	$19.76	$23.13	$26.14

Total returnC	(2.20	)%D	(3.49)%	59.26%	(13.00)%	2.01%	(2.96)%

Ratios and supplemental data:
Net assets, end of period	$2,030,361,571		$2,233,390,067	$3,380,005,813	$2,799,722,660	$4,073,332,655	$4,604,864,422
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79	%E	0.79%	0.81%	0.82%	0.83%	0.80%
Expenses, net of reimbursements and/or recoupments	0.79	%E	0.79%	0.81%	0.82%	0.83%	0.80%
Net investment income, before expense reimbursements and/or recoupments	1.27	%E	0.84%	0.65%	1.04%	1.07%	0.66%
Net investment income, net of reimbursements and/or recoupments	1.27	%E	0.84%	0.65%	1.04%	1.07%	0.66%
Portfolio turnover rate	24	%D	72%	48%	61%	48%	69%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

42

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022A	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$26.36		$30.68	$19.44	$22.76	$25.77	$29.13

Income (loss) from investment operations:
Net investment income	0.17		0.22	0.16	0.22	0.26	0.17
Net gains (losses) on investments (both realized and unrealized)	(0.78)		(1.16)	11.28	(3.11)	(0.27)	(0.90)

Total income (loss) from investment operations	(0.61)		(0.94)	11.44	(2.89)	(0.01)	(0.73)

Less distributions:
Dividends from net investment income	(0.39)		(0.22)	(0.20)	(0.27)	(0.16)	(0.14)
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)	(2.49)

Total distributions	(3.96)		(3.38)	(0.20)	(0.43)	(3.00)	(2.63)

Net asset value, end of period	$21.79		$26.36	$30.68	$19.44	$22.76	$25.77

Total returnB	(2.26	)%C	(3.55)%	59.15%	(13.06)%	1.93%	(3.03)%

Ratios and supplemental data:
Net assets, end of period	$402,026,618		$427,638,978	$255,837,301	$170,726,299	$254,599,477	$342,125,601
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%D	0.86%	0.89%	0.89%	0.90%	0.87%
Expenses, net of reimbursements and/or recoupments	0.86	%D	0.86%	0.89%	0.89%	0.90%	0.87%
Net investment income, before expense reimbursements and/or recoupments	1.20	%D	0.79%	0.56%	0.96%	1.00%	0.59%
Net investment income, net of reimbursements and/or recoupments	1.20	%D	0.79%	0.56%	0.96%	1.00%	0.59%
Portfolio turnover rate	24	%C	72%	48%	61%	48%	69%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

43

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022A	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$25.51		$29.78	$18.88	$22.12	$25.12	$28.46

Income (loss) from investment operations:
Net investment income	0.08		0.19	0.20	0.21	0.22	0.11
Net gains (losses) on investments (both realized and unrealized)	(0.70)		(1.17)	10.85	(3.08)	(0.29)	(0.89)

Total income (loss) from investment operations	(0.62)		(0.98)	11.05	(2.87)	(0.07)	(0.78)

Less distributions:
Dividends from net investment income	(0.31)		(0.13)	(0.15)	(0.21)	(0.09)	(0.07)
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)	(2.49)

Total distributions	(3.88)		(3.29)	(0.15)	(0.37)	(2.93)	(2.56)

Net asset value, end of period	$21.01		$25.51	$29.78	$18.88	$22.12	$25.12

Total returnB	(2.37	)%C	(3.81)%	58.74%	(13.30)%	1.67%	(3.28)%

Ratios and supplemental data:
Net assets, end of period	$263,336,143		$284,880,016	$367,726,622	$302,626,954	$424,569,237	$538,602,473
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%D	1.12%	1.15%	1.15%	1.14%	1.13%
Expenses, net of reimbursements and/or recoupments	1.12	%D	1.12%	1.15%	1.15%	1.14%	1.13%
Net investment income, before expense reimbursements and/or recoupments	0.94	%D	0.50%	0.32%	0.70%	0.76%	0.33%
Net investment income, net of reimbursements and/or recoupments	0.94	%D	0.50%	0.32%	0.70%	0.76%	0.33%
Portfolio turnover rate	24	%C	72%	48%	61%	48%	69%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022A	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$25.13		$29.34	$18.60	$21.79	$24.77	$28.09

Income (loss) from investment operations:
Net investment income	0.09		0.06	0.17	0.15	0.14	0.06
Net gains (losses) on investments (both realized and unrealized)	(0.71)		(1.07)	10.69	(3.01)	(0.25)	(0.88)

Total income (loss) from investment operations	(0.62)		(1.01)	10.86	(2.86)	(0.11)	(0.82)

Less distributions:
Dividends from net investment income	(0.28)		(0.04)	(0.12)	(0.17)	(0.03)	(0.01)
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)	(2.49)

Total distributions	(3.85)		(3.20)	(0.12)	(0.33)	(2.87)	(2.50)

Net asset value, end of period	$20.66		$25.13	$29.34	$18.60	$21.79	$24.77

Total returnB	(2.44	)%C	(3.96)%	58.56%	(13.40)%	1.48%	(3.44)%

Ratios and supplemental data:
Net assets, end of period	$29,003,140		$32,662,818	$32,801,309	$42,987,242	$61,618,406	$77,578,775
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27	%D	1.28%	1.29%	1.25%	1.34%	1.28%
Expenses, net of reimbursements and/or recoupments	1.27	%D	1.28%	1.29%	1.25%	1.34%	1.28%
Net investment income, before expense reimbursements and/or recoupments	0.79	%D	0.36%	0.20%	0.60%	0.56%	0.18%
Net investment income, net of reimbursements and/or recoupments	0.79	%D	0.36%	0.20%	0.60%	0.56%	0.18%
Portfolio turnover rate	24	%C	72%	48%	61%	48%	69%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

45

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022A	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$24.87		$29.12	$18.47	$21.64	$24.65	$27.99

Income (loss) from investment operations:
Net investment income	0.13		0.10	0.06	0.12	0.14	0.07
Net gains (losses) on investments (both realized and unrealized)	(0.74)		(1.07)	10.72	(2.95)	(0.24)	(0.86)

Total income (loss) from investment operations	(0.61)		(0.97)	10.78	(2.83)	(0.10)	(0.79)

Less distributions:
Dividends from net investment income	(0.27)		(0.12)	(0.13)	(0.18)	(0.07)	(0.06)
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)	(2.49)

Total distributions	(3.84)		(3.28)	(0.13)	(0.34)	(2.91)	(2.55)

Net asset value, end of period	$20.42		$24.87	$29.12	$18.47	$21.64	$24.65

Total returnB	(2.40	)%C	(3.88)%	58.57%	(13.38)%	1.56%	(3.37)%

Ratios and supplemental data:
Net assets, end of period	$39,151,255		$48,515,547	$63,024,594	$46,067,043	$63,246,155	$66,380,615
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%D	1.21%	1.24%	1.26%	1.26%	1.20%
Expenses, net of reimbursements and/or recoupments	1.21	%D	1.21%	1.24%	1.26%	1.26%	1.20%
Net investment income, before expense reimbursements and/or recoupments	0.87	%D	0.42%	0.21%	0.59%	0.64%	0.25%
Net investment income, net of reimbursements and/or recoupments	0.87	%D	0.42%	0.21%	0.59%	0.64%	0.25%
Portfolio turnover rate	24	%C	72%	48%	61%	48%	69%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022A	2021	2020	2019		2018

	(unaudited)
Net asset value, beginning of period	$23.27		$27.51	$17.47	$20.51	$23.60		$26.98

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.14)	(0.22)	(0.17)	(0.01	)B	(0.08)
Net gains (losses) on investments (both realized and unrealized)	(0.73)		(0.94)	10.26	(2.66)	(0.24)		(0.81)

Total income (loss) from investment operations	(0.65)		(1.08)	10.04	(2.83)	(0.25)		(0.89)

Less distributions:
Dividends from net investment income	(0.14)		–	–	(0.05)	–		–
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)		(2.49)

Total distributions	(3.71)		(3.16)	–	(0.21)	(2.84)		(2.49)

Net asset value, end of period	$18.91		$23.27	$27.51	$17.47	$20.51		$23.60

Total returnC	(2.81	)%D	(4.54)%	57.47%	(14.00)%	0.85%		(3.89)%

Ratios and supplemental data:
Net assets, end of period	$7,663,320		$8,859,738	$11,261,210	$8,057,935	$12,619,613		$13,480,297
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.92	%E	1.93%	1.95%	1.96%	1.95%		1.86%
Expenses, net of reimbursements and/or recoupments	1.92	%E	1.93%	1.95%	1.96%	1.95	%F	1.76%
Net investment income (loss), before expense reimbursements and/or recoupments	0.14	%E	(0.29)%	(0.50)%	(0.10)%	(0.06)%		(0.41)%
Net investment income (loss), net of reimbursements and/or recoupments	0.14	%E	(0.29)%	(0.50)%	(0.10)%	(0.06)%		(0.31)%
Portfolio turnover rate	24	%D	72%	48%	61%	48%		69%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022A	2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$26.85		$31.19	$19.75	$23.12	$26.14	$29.51

Income (loss) from investment operations:
Net investment income	0.21		0.25	0.19	0.22	0.26	0.22
Net gains (losses) on investments (both realized and unrealized)	(0.82)		(1.18)	11.48	(3.14)	(0.25)	(0.94)

Total income (loss) from investment operations	(0.61)		(0.93)	11.67	(2.92)	0.01	(0.72)

Less distributions:
Dividends from net investment income	(0.41)		(0.25)	(0.23)	(0.29)	(0.19)	(0.16)
Distributions from net realized gains	(3.57)		(3.16)	–	(0.16)	(2.84)	(2.49)

Total distributions	(3.98)		(3.41)	(0.23)	(0.45)	(3.03)	(2.65)

Net asset value, end of period	$22.26		$26.85	$31.19	$19.75	$23.12	$26.14

Total returnB	(2.20	)%C	(3.45)%	59.38%	(12.98)%	2.01%	(2.93)%

Ratios and supplemental data:
Net assets, end of period	$1,554,354,619		$1,509,127,442	$1,830,192,124	$1,187,578,766	$1,308,284,613	$902,241,051
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%D	0.77%	0.79%	0.79%	0.80%	0.77%
Expenses, net of reimbursements and/or recoupments	0.76	%D	0.77%	0.79%	0.79%	0.80%	0.77%
Net investment income, before expense reimbursements and/or recoupments	1.30	%D	0.86%	0.66%	1.06%	1.08%	0.66%
Net investment income, net of reimbursements and/or recoupments	1.30	%D	0.86%	0.66%	1.06%	1.08%	0.66%
Portfolio turnover rate	24	%C	72%	48%	61%	48%	69%

A

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

48

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/23

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President
American Beacon Funds

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey K. Ringdahl	By /s/ Sonia L. Bates
Jeffrey K. Ringdahl	Sonia L. Bates
President	Chief Accounting Officer and Treasurer
American Beacon Funds	American Beacon Funds

Date: July 6, 2023	July 6, 2023